JPMorgan Mortgage-Backed Securities ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 55.6%
FHLMC
Pool # 781087, ARM, 5.86%, 12/1/2033 (a)	13,196	13,475
Pool # 1B1665, ARM, 5.94%, 4/1/2034 (a)	8,653	8,801
Pool # 782979, ARM, 5.87%, 1/1/2035 (a)	24,548	25,488
Pool # 1B2844, ARM, 5.80%, 3/1/2035 (a)	13,811	14,044
Pool # 1Q0007, ARM, 6.39%, 12/1/2035 (a)	5,884	5,925
Pool # 972200, ARM, 6.28%, 3/1/2036 (a)	7,476	7,634
Pool # 1J1380, ARM, 6.84%, 3/1/2036 (a)	1,448	1,502
Pool # 1H2618, ARM, 6.05%, 5/1/2036 (a)	20,410	21,261
Pool # 1G2557, ARM, 6.37%, 6/1/2036 (a)	29,876	30,802
Pool # 1A1085, ARM, 5.92%, 8/1/2036 (a)	13,368	13,639
Pool # 1Q0105, ARM, 6.42%, 9/1/2036 (a)	8,869	9,122
Pool # 1N0249, ARM, 5.70%, 10/1/2036 (a)	4,860	4,963
Pool # 1A1096, ARM, 5.78%, 10/1/2036 (a)	63,099	64,164
Pool # 1J1348, ARM, 6.69%, 10/1/2036 (a)	49,609	51,539
Pool # 1G2671, ARM, 5.96%, 11/1/2036 (a)	28,812	29,400
Pool # 1J1378, ARM, 6.01%, 11/1/2036 (a)	26,033	26,737
Pool # 782760, ARM, 6.29%, 11/1/2036 (a)	28,584	29,617
Pool # 1Q0737, ARM, 6.36%, 11/1/2036 (a)	14,912	15,295
Pool # 1G1386, ARM, 6.26%, 12/1/2036 (a)	4,413	4,540
Pool # 1J1516, ARM, 5.88%, 2/1/2037 (a)	4,024	4,129
Pool # 1G1555, ARM, 6.48%, 2/1/2037 (a)	4,551	4,699
Pool # 1Q0739, ARM, 5.95%, 3/1/2037 (a)	27,431	27,867
Pool # 1Q0697, ARM, 5.72%, 5/1/2037 (a)	30,635	31,474
Pool # 1G2229, ARM, 6.54%, 9/1/2037 (a)	8,020	8,200
Pool # 1Q0722, ARM, 6.23%, 4/1/2038 (a)	10,897	11,209
Pool # 1Q0789, ARM, 6.15%, 5/1/2038 (a)	2,039	2,087
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	23,191	23,332
Pool # C91158, 6.50%, 1/1/2028	11,274	11,398
Pool # C91180, 5.50%, 3/1/2028	14,460	14,547
Pool # D98938, 4.00%, 2/1/2032	220,443	216,746
FHLMC Gold Pools, 30 Year
Pool # C18115, 6.00%, 11/1/2028	207	212
Pool # C00701, 6.50%, 1/1/2029	4,320	4,494
Pool # G03029, 6.00%, 10/1/2029	7,358	7,526
Pool # C68485, 7.00%, 7/1/2032	4,849	5,132
Pool # G01448, 7.00%, 8/1/2032	11,825	12,516
Pool # C75791, 5.50%, 1/1/2033	26,791	26,955
Pool # C01735, 4.00%, 10/1/2033	19,929	19,557
Pool # A13625, 5.50%, 10/1/2033	63,845	64,236
Pool # A16843, 6.00%, 12/1/2033	18,520	18,943
Pool # A28796, 6.50%, 11/1/2034	1,765	1,836
Pool # A46417, 7.00%, 4/1/2035	108,934	115,297
Pool # A46987, 5.50%, 7/1/2035	157,336	161,820
Pool # A80290, 5.00%, 11/1/2035	230,088	231,497
Pool # G05713, 6.50%, 12/1/2035	146,104	151,985
Pool # A54679, 6.50%, 6/1/2036	7,252	7,544
Pool # C02637, 7.00%, 10/1/2036	69,584	73,648

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # C02660, 6.50%, 11/1/2036	24,697	26,198
Pool # G04077, 6.50%, 3/1/2038	62,456	66,405
Pool # G05190, 7.50%, 9/1/2038	10,939	11,210
Pool # C03466, 5.50%, 3/1/2040	44,644	45,848
Pool # A93511, 5.00%, 8/1/2040	411,332	415,778
Pool # G06493, 4.50%, 5/1/2041	675,099	669,730
Pool # G60039, 3.00%, 4/1/2043	2,685,170	2,454,475
Pool # G60105, 5.00%, 6/1/2044	918,698	928,619
Pool # Q37784, 3.50%, 12/1/2045	866,995	807,337
Pool # Q39412, 3.50%, 3/1/2046	428,361	397,668
Pool # Q40797, 3.50%, 5/1/2046	1,212,455	1,126,085
Pool # Q40922, 3.50%, 6/1/2046	331,878	308,237
Pool # Q42079, 3.50%, 7/1/2046	471,703	438,884
Pool # V84637, 4.00%, 9/1/2048	313,245	298,028
Pool # Q61709, 4.50%, 2/1/2049	621,493	608,861
Pool # Q62088, 4.50%, 2/1/2049	534,283	527,501
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	490	491
Pool # B90491, 7.50%, 1/1/2032	25,237	25,690
Pool # WA1626, 3.45%, 8/1/2032	8,041,843	7,587,185
Pool # WN1179, 3.85%, 9/1/2032	4,000,000	3,846,398
Pool # U80047, 4.00%, 9/1/2032	108,153	105,936
Pool # U80068, 3.50%, 10/1/2032	180,895	176,342
Pool # U80125, 3.50%, 1/1/2033	608,679	588,447
Pool # U80173, 3.50%, 1/1/2033	369,083	359,688
Pool # U80265, 3.50%, 4/1/2033	528,766	514,807
Pool # WN3233, 3.19%, 7/1/2033	4,928,331	4,527,553
Pool # L10224, 6.00%, 12/1/2034	43,017	43,529
Pool # H00158, 6.00%, 4/1/2036	40,606	40,107
Pool # L10291, 6.50%, 11/1/2036	78,656	80,538
Pool # P51353, 6.50%, 11/1/2036	52,022	52,999
Pool # P50595, 6.50%, 12/1/2036	150,003	155,969
Pool # P51361, 6.50%, 12/1/2036	37,749	38,541
Pool # G20028, 7.50%, 12/1/2036	21,805	22,261
Pool # G80365, 6.50%, 10/17/2038	79,016	80,769
Pool # U90690, 3.50%, 6/1/2042	1,848,279	1,730,488
Pool # U90975, 4.00%, 6/1/2042	1,104,396	1,066,068
Pool # T65101, 4.00%, 10/1/2042	189,292	179,445
Pool # U90378, 4.00%, 11/1/2042	1,643,176	1,586,165
Pool # U90542, 4.00%, 12/1/2042	428,967	413,977
Pool # U91449, 4.00%, 5/1/2043	1,533,416	1,480,183
Pool # U99051, 3.50%, 6/1/2043	246,812	231,082
Pool # U99134, 4.00%, 1/1/2046	1,012,707	972,524
Pool # U69030, 4.50%, 1/1/2046	654,097	644,443
Pool # U69039, 4.00%, 2/1/2046	1,758,292	1,679,805
FHLMC UMBS, 20 Year Pool # ZT1675, 3.50%, 4/1/2037	1,505,685	1,453,317
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	397,585	365,362
Pool # RA1623, 4.00%, 9/1/2049	1,495,792	1,420,408

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SI2041, 3.00%, 10/1/2049	8,853,156	7,827,625
Pool # QA5403, 4.00%, 11/1/2049	737,902	701,216
Pool # QA5096, 4.00%, 12/1/2049	747,197	709,694
Pool # QA5982, 4.00%, 12/1/2049	877,781	833,090
Pool # RA2008, 4.00%, 1/1/2050	1,796,768	1,704,913
Pool # QA7351, 3.00%, 2/1/2050	251,612	222,602
Pool # RA2272, 3.50%, 2/1/2050	13,200,949	12,324,350
Pool # QB0097, 4.00%, 5/1/2050	557,348	537,968
Pool # QB0098, 2.50%, 6/1/2050	4,613,234	3,907,388
Pool # RA2897, 2.50%, 6/1/2050	8,704,924	7,368,963
Pool # SD8089, 2.50%, 7/1/2050	7,862,846	6,653,705
Pool # SI2081, 2.00%, 8/1/2050	22,534,186	18,286,813
Pool # RA3976, 2.50%, 11/1/2050	7,770,602	6,667,679
Pool # RA4515, 4.00%, 2/1/2051	3,892,277	3,675,501
Pool # QC2061, 2.00%, 5/1/2051	14,267,208	11,559,386
Pool # RA5276, 2.50%, 5/1/2051	11,665,156	9,902,554
Pool # QC2209, 3.50%, 5/1/2051	1,200,651	1,097,754
Pool # QC3244, 3.00%, 6/1/2051	2,984,365	2,634,180
Pool # RA5921, 2.50%, 9/1/2051	3,861,273	3,305,579
Pool # QC7968, 2.50%, 10/1/2051	987,514	846,009
Pool # RA6135, 2.50%, 10/1/2051	18,650,519	15,977,940
Pool # RA6228, 2.50%, 11/1/2051	7,094,556	6,013,072
Pool # QD0369, 3.00%, 11/1/2051	3,740,178	3,297,212
Pool # SD0781, 3.00%, 11/1/2051	4,120,350	3,620,871
Pool # SD5768, 3.00%, 1/1/2052	4,213,705	3,723,493
Pool # RA6586, 3.50%, 1/1/2052	9,666,135	8,815,190
Pool # RA6817, 2.50%, 2/1/2052	3,704,733	3,150,564
Pool # SD4951, 2.50%, 2/1/2052	19,173,286	16,402,414
Pool # SD0907, 3.00%, 2/1/2052	2,399,971	2,101,461
Pool # SD3952, 2.50%, 3/1/2052	4,528,911	3,877,638
Pool # SD7554, 2.50%, 4/1/2052	3,570,325	3,056,881
Pool # SL0527, 2.50%, 4/1/2052	19,634,861	16,666,205
Pool # QE0399, 3.00%, 4/1/2052	7,119,254	6,274,602
Pool # SD8212, 2.50%, 5/1/2052	11,044,592	9,292,969
Pool # SD3362, 3.00%, 5/1/2052	7,897,568	6,972,067
Pool # SD1840, 3.00%, 6/1/2052	9,398,255	8,283,203
Pool # SL0265, 3.00%, 6/1/2052	13,804,934	12,147,982
Pool # SD5756, 3.50%, 6/1/2052	8,301,542	7,586,579
Pool # QE5028, 5.00%, 6/1/2052	734,131	729,471
Pool # QE4140, 5.50%, 6/1/2052	4,041,206	4,132,521
Pool # QE8520, 3.50%, 8/1/2052	10,334,197	9,406,782
Pool # SD4181, 3.50%, 8/1/2052	7,445,682	6,822,895
Pool # SD1713, 5.00%, 10/1/2052	8,231,151	8,206,808
Pool # SL1477, 5.00%, 7/1/2053	21,043,260	20,961,466
Pool # RA9669, 5.00%, 8/1/2053	5,163,464	5,103,522
Pool # RJ1756, 4.50%, 6/1/2054	5,105,795	4,916,661
Pool # SL4565, 4.00%, 12/1/2054	12,897,694	12,128,382
Pool # RJ3247, 5.00%, 1/1/2055	18,358,443	18,264,528

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FNMA
Pool # 54844, ARM, 4.17%, 9/1/2027 (a)	222	221
Pool # 303532, ARM, 4.36%, 3/1/2029 (a)	413	410
Pool # 555258, ARM, 5.65%, 1/1/2033 (a)	23,601	23,865
Pool # 746299, ARM, 6.64%, 9/1/2033 (a)	17,290	17,832
Pool # 743546, ARM, 5.92%, 11/1/2033 (a)	44,894	45,493
Pool # 766610, ARM, 5.91%, 1/1/2034 (a)	5,508	5,609
Pool # 735648, ARM, 6.24%, 2/1/2034 (a)	10,948	11,204
Pool # 770377, ARM, 5.67%, 4/1/2034 (a)	9,353	9,492
Pool # 751531, ARM, 5.83%, 5/1/2034 (a)	24,601	25,195
Pool # 778908, ARM, 5.95%, 6/1/2034 (a)	8,208	8,292
Pool # 800422, ARM, 5.31%, 8/1/2034 (a)	89,130	89,841
Pool # 735332, ARM, 5.81%, 8/1/2034 (a)	16,845	17,187
Pool # 790964, ARM, 6.40%, 9/1/2034 (a)	9,930	10,166
Pool # 735740, ARM, 5.96%, 10/1/2034 (a)	21,935	22,349
Pool # 794797, ARM, 6.02%, 10/1/2034 (a)	20,887	21,340
Pool # 803599, ARM, 6.05%, 10/1/2034 (a)	20,215	20,548
Pool # 803594, ARM, 6.09%, 10/1/2034 (a)	14,678	14,978
Pool # 896463, ARM, 6.41%, 10/1/2034 (a)	29,692	30,631
Pool # 810896, ARM, 5.62%, 1/1/2035 (a)	124,748	129,316
Pool # 816594, ARM, 5.62%, 2/1/2035 (a)	5,544	5,666
Pool # 735539, ARM, 5.80%, 4/1/2035 (a)	54,833	56,200
Pool # 745862, ARM, 5.92%, 4/1/2035 (a)	27,183	27,821
Pool # 821378, ARM, 5.66%, 5/1/2035 (a)	27,924	28,142
Pool # 823660, ARM, 5.84%, 5/1/2035 (a)	12,824	13,105
Pool # 821179, ARM, 5.86%, 5/1/2035 (a)	3,989	4,068
Pool # 745766, ARM, 6.02%, 6/1/2035 (a)	12,258	12,458
Pool # 832801, ARM, 6.46%, 9/1/2035 (a)	1,667	1,706
Pool # 849251, ARM, 5.80%, 1/1/2036 (a)	16,806	17,175
Pool # 920843, ARM, 6.60%, 3/1/2036 (a)	193,915	200,879
Pool # 872825, ARM, 6.42%, 6/1/2036 (a)	12,586	12,930
Pool # 892868, ARM, 6.52%, 7/1/2036 (a)	15,750	16,148
Pool # 886558, ARM, 6.32%, 8/1/2036 (a)	11,810	12,083
Pool # 920547, ARM, 5.60%, 9/1/2036 (a)	54,343	55,613
Pool # 894239, ARM, 6.06%, 10/1/2036 (a)	6,742	6,900
Pool # 900191, ARM, 6.82%, 10/1/2036 (a)	4,911	5,078
Pool # 902818, ARM, 6.32%, 11/1/2036 (a)	225	232
Pool # 902955, ARM, 6.01%, 12/1/2036 (a)	7,169	7,345
Pool # 995919, ARM, 6.47%, 7/1/2037 (a)	17,091	17,560
Pool # 938346, ARM, 6.56%, 7/1/2037 (a)	5,622	5,784
Pool # AD0085, ARM, 5.72%, 11/1/2037 (a)	11,315	11,438
Pool # AD0179, ARM, 5.78%, 12/1/2037 (a)	5,172	5,338
FNMA UMBS, 15 Year Pool # AX7598, 3.00%, 1/1/2030	339,391	333,119
FNMA UMBS, 20 Year
Pool # 257055, 6.50%, 12/1/2027	8,630	8,967
Pool # AE0049, 6.00%, 9/1/2029	5,529	5,649
Pool # MA0602, 3.50%, 12/1/2030	184,723	181,117
Pool # AP3582, 3.50%, 8/1/2032	242,867	235,329
Pool # AB9830, 3.50%, 7/1/2033	1,609,468	1,564,660

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AL6238, 4.00%, 1/1/2035	546,534	533,595
Pool # MA4500, 1.50%, 12/1/2041	6,008,582	5,020,185
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	717	720
Pool # 695533, 8.00%, 6/1/2027	1,038	1,044
Pool # 527285, 7.00%, 11/1/2028	242	256
Pool # 755973, 8.00%, 11/1/2028	12,216	12,430
Pool # 455759, 6.00%, 12/1/2028	2,266	2,316
Pool # 889020, 6.50%, 11/1/2029	13,114	13,627
Pool # 567036, 8.50%, 2/1/2030	6,038	6,106
Pool # 598559, 6.50%, 8/1/2031	11,150	11,586
Pool # 610591, 7.00%, 1/1/2032	21,331	22,553
Pool # 788150, 6.00%, 3/1/2032	4,155	4,245
Pool # 682078, 5.50%, 11/1/2032	92,244	93,772
Pool # 668562, 6.00%, 12/1/2032	7,484	7,646
Pool # 675555, 6.00%, 12/1/2032	2,985	3,050
Pool # AL0045, 6.00%, 12/1/2032	63,731	65,264
Pool # 357363, 5.50%, 3/1/2033	95,816	97,214
Pool # 674349, 6.00%, 3/1/2033	891	910
Pool # 688625, 6.00%, 3/1/2033	5,806	5,932
Pool # 695584, 6.00%, 3/1/2033	2,104	2,149
Pool # 702901, 6.00%, 5/1/2033	59,088	60,371
Pool # 695403, 5.00%, 6/1/2033	49,511	49,737
Pool # 995656, 7.00%, 6/1/2033	41,814	44,209
Pool # 723852, 5.00%, 7/1/2033	17,618	17,557
Pool # 729296, 5.00%, 7/1/2033	38,489	38,364
Pool # 753696, 4.00%, 8/1/2033	7,828	7,651
Pool # 729379, 6.00%, 8/1/2033	11,548	11,799
Pool # 737825, 6.00%, 9/1/2033	15,575	15,913
Pool # AA7943, 4.00%, 10/1/2033	181,773	177,124
Pool # 725017, 5.50%, 12/1/2033	99,115	100,225
Pool # 759424, 5.50%, 1/1/2034	29,969	30,119
Pool # 751182, 5.50%, 3/1/2034	21,851	21,976
Pool # 751341, 5.50%, 3/1/2034	7,614	7,652
Pool # 767378, 5.50%, 3/1/2034	10,336	10,388
Pool # 776565, 4.00%, 4/1/2034	86,247	84,044
Pool # 820347, 5.00%, 9/1/2035	19,332	19,516
Pool # 745281, 6.00%, 1/1/2036	14,142	14,810
Pool # 888417, 6.50%, 1/1/2036	16,399	17,040
Pool # 833629, 7.00%, 3/1/2036	15,066	15,929
Pool # 893268, 6.50%, 8/1/2036	50,484	52,945
Pool # 833657, 7.50%, 8/1/2036	5,046	5,149
Pool # AA0922, 6.00%, 9/1/2036	85,411	87,855
Pool # 878225, 6.50%, 10/1/2036	25,231	26,746
Pool # 985683, 8.00%, 10/1/2036	61,549	63,476
Pool # 888476, 7.50%, 5/1/2037	8,313	8,523
Pool # 945870, 6.50%, 8/1/2037	33,668	35,699
Pool # 946338, 7.00%, 9/1/2037	21,184	22,397
Pool # 888707, 7.50%, 10/1/2037	38,494	40,227

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 889883, 6.50%, 3/1/2038	23,950	24,887
Pool # AC9081, 6.50%, 9/1/2038	76,406	82,301
Pool # 909236, 7.00%, 9/1/2038	211,373	223,480
Pool # 934591, 7.00%, 10/1/2038	20,434	21,604
Pool # AB2869, 6.00%, 11/1/2038	124,066	126,759
Pool # 995504, 7.50%, 11/1/2038	12,832	13,302
Pool # 257510, 7.00%, 12/1/2038	59,609	63,024
Pool # AD0753, 7.00%, 1/1/2039	106,832	112,951
Pool # 890661, 7.00%, 2/1/2039	365,918	386,878
Pool # AD0780, 7.50%, 4/1/2039	239,745	254,190
Pool # AD6377, 5.50%, 5/1/2040	30,431	31,226
Pool # AD4951, 5.00%, 7/1/2040	900,479	909,079
Pool # BM5364, 4.00%, 4/1/2042	993,968	966,287
Pool # AL6839, 5.00%, 4/1/2042	559,916	566,982
Pool # AL8256, 3.00%, 8/1/2043	1,661,062	1,517,030
Pool # AZ8089, 4.00%, 7/1/2045	305,178	292,384
Pool # BA2343, 4.00%, 9/1/2045	1,448,220	1,382,890
Pool # BC9441, 3.50%, 4/1/2046	141,573	131,942
Pool # BC6982, 4.00%, 4/1/2046	997,092	952,629
Pool # BD0299, 3.50%, 5/1/2046	208,376	193,933
Pool # BC1249, 3.50%, 6/1/2046	72,747	67,374
Pool # BD1243, 3.50%, 6/1/2046	341,475	316,704
Pool # BD3066, 3.50%, 7/1/2046	492,024	456,830
Pool # BD3088, 3.50%, 7/1/2046	195,986	181,493
Pool # BD5248, 3.50%, 8/1/2046	1,092,811	1,013,720
Pool # BD7764, 3.50%, 9/1/2046	552,570	513,477
Pool # BE5870, 3.50%, 1/1/2047	1,399,049	1,308,983
Pool # BH4665, 4.00%, 6/1/2047	1,806,698	1,719,409
Pool # BH7626, 4.00%, 8/1/2047	749,084	711,967
Pool # BM3500, 4.00%, 9/1/2047	1,100,213	1,064,815
Pool # BH7663, 4.00%, 10/1/2047	1,718,763	1,649,004
Pool # BJ1778, 4.50%, 10/1/2047	440,565	431,333
Pool # BM3044, 4.00%, 11/1/2047	1,447,924	1,376,175
Pool # BE8351, 4.00%, 2/1/2048	407,490	387,985
Pool # BM3455, 4.50%, 2/1/2048	900,155	880,876
Pool # BK7006, 4.50%, 6/1/2048	369,511	360,575
Pool # BD9084, 4.50%, 7/1/2048	937,546	916,452
Pool # BK9303, 4.00%, 8/1/2048	1,128,295	1,095,144
Pool # CA4662, 3.50%, 9/1/2048	1,777,294	1,626,549
Pool # 890863, 5.00%, 9/1/2048	1,262,447	1,307,769
Pool # BN1829, 4.50%, 10/1/2048	303,759	295,987
Pool # BN4960, 5.00%, 12/1/2048	267,589	267,889
Pool # BM5430, 5.00%, 1/1/2049	1,696,151	1,701,910
Pool # BN5013, 5.00%, 1/1/2049	1,897,670	1,905,409
Pool # BN6788, 4.50%, 2/1/2049	256,502	249,396
Pool # BK0317, 4.00%, 3/1/2049	1,086,442	1,035,074
Pool # BO0719, 5.00%, 6/1/2049	988,945	993,117
Pool # BO0721, 5.00%, 6/1/2049	1,090,007	1,097,425
Pool # BO0722, 5.00%, 6/1/2049	91,156	91,584

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BO4276, 3.50%, 7/1/2049	2,163,245	2,035,163
Pool # BO4277, 3.50%, 7/1/2049	2,525,628	2,372,441
Pool # BO4280, 4.00%, 7/1/2049	1,397,475	1,351,247
Pool # BN8529, 4.50%, 7/1/2049	121,045	119,171
Pool # BO3436, 4.50%, 7/1/2049	1,007,307	990,526
Pool # BO0718, 5.00%, 7/1/2049	1,100,031	1,108,132
Pool # BO0720, 5.00%, 7/1/2049	1,172,764	1,178,796
Pool # BO2496, 5.00%, 7/1/2049	1,833,880	1,846,265
Pool # BO2497, 5.00%, 7/1/2049	1,820,129	1,839,596
Pool # BO2498, 5.00%, 7/1/2049	2,243,985	2,272,993
Pool # BO2499, 5.00%, 7/1/2049	421,944	437,851
Pool # BO3408, 5.00%, 7/1/2049	552,405	553,024
Pool # BO3749, 4.00%, 8/1/2049	1,667,153	1,628,500
Pool # BO3999, 4.00%, 8/1/2049	765,721	726,974
Pool # BO2495, 5.00%, 8/1/2049	1,823,635	1,832,296
Pool # BK8769, 3.50%, 10/1/2049	1,153,258	1,060,131
Pool # CA4363, 4.00%, 10/1/2049	956,570	908,862
Pool # BO2888, 4.00%, 11/1/2049	1,037,194	991,421
Pool # BO4387, 4.00%, 11/1/2049	1,309,417	1,249,093
Pool # FM2526, 4.00%, 12/1/2049	1,892,166	1,837,061
Pool # BP1128, 4.00%, 1/1/2050	624,714	594,724
Pool # BP1132, 4.00%, 1/1/2050	606,268	575,762
Pool # BP1141, 4.00%, 1/1/2050	259,943	246,849
Pool # BP1847, 4.50%, 1/1/2050	1,355,631	1,347,970
Pool # FM3365, 3.00%, 3/1/2050	8,013,083	7,091,685
Pool # BP4626, 2.50%, 4/1/2050	3,563,069	3,015,306
Pool # BP6363, 3.00%, 4/1/2050	3,784,975	3,340,338
Pool # BP5296, 3.50%, 4/1/2050	2,808,851	2,585,581
Pool # BP5302, 4.00%, 4/1/2050	1,527,289	1,445,043
Pool # BP8337, 3.00%, 5/1/2050	3,501,513	3,180,073
Pool # CA5729, 3.00%, 5/1/2050	4,669,351	4,119,148
Pool # CA5731, 3.00%, 5/1/2050	11,964,780	10,581,550
Pool # BP5878, 2.50%, 6/1/2050	3,993,552	3,376,447
Pool # BP8338, 3.00%, 6/1/2050	2,735,022	2,480,577
Pool # BK2693, 3.50%, 6/1/2050	697,015	639,869
Pool # BP9337, 3.50%, 6/1/2050	2,552,349	2,438,524
Pool # BP9950, 3.50%, 6/1/2050	1,814,973	1,666,672
Pool # CA6361, 2.50%, 7/1/2050	2,824,248	2,419,463
Pool # CA6430, 3.50%, 7/1/2050	4,280,892	3,931,802
Pool # CA8670, 2.50%, 8/1/2050	3,946,734	3,340,063
Pool # MA4096, 2.50%, 8/1/2050	41,107,038	34,783,183
Pool # BO4410, 3.00%, 8/1/2050	3,447,163	3,036,864
Pool # BQ1646, 3.00%, 8/1/2050	2,577,721	2,257,348
Pool # FM4311, 3.00%, 8/1/2050	2,720,878	2,411,474
Pool # BQ1367, 2.50%, 9/1/2050	11,005,560	9,415,250
Pool # BQ4113, 3.00%, 9/1/2050	1,372,600	1,212,619
Pool # BQ5586, 3.00%, 10/1/2050	2,901,471	2,551,642
Pool # FM5173, 2.50%, 12/1/2050	5,644,535	4,837,555
Pool # CA8862, 2.50%, 1/1/2051	4,877,085	4,187,307

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BQ4516, 2.00%, 2/1/2051	12,316,873	9,949,405
Pool # BR4052, 2.00%, 2/1/2051	13,073,026	10,623,045
Pool # FM5778, 2.50%, 2/1/2051	5,940,301	5,094,086
Pool # BR0870, 3.50%, 2/1/2051	508,028	466,407
Pool # FS5380, 2.00%, 5/1/2051	18,720,642	15,109,498
Pool # CB0674, 2.50%, 5/1/2051	7,632,802	6,478,774
Pool # FM7957, 2.50%, 7/1/2051	9,902,209	8,481,270
Pool # FM8179, 2.50%, 7/1/2051	16,575,539	13,958,037
Pool # BT6666, 2.00%, 8/1/2051	15,232,703	12,235,144
Pool # BT5574, 2.50%, 8/1/2051	730,626	626,681
Pool # CB1684, 3.00%, 9/1/2051	6,090,621	5,374,925
Pool # MA4415, 3.00%, 9/1/2051	12,370,128	10,855,272
Pool # CB1783, 2.50%, 10/1/2051	53,348,033	45,406,629
Pool # CB1908, 2.50%, 10/1/2051	24,909,639	21,210,393
Pool # FA0352, 2.50%, 10/1/2051	9,383,328	7,964,650
Pool # FM9195, 2.50%, 10/1/2051	10,036,376	8,598,155
Pool # CB1878, 3.00%, 10/1/2051	3,448,963	3,065,050
Pool # MA4466, 2.50%, 11/1/2051	7,083,025	5,967,580
Pool # FM9961, 3.00%, 12/1/2051	7,872,099	6,895,860
Pool # FS0213, 3.00%, 12/1/2051	20,669,212	18,217,344
Pool # FS2559, 3.00%, 12/1/2051	3,963,118	3,501,053
Pool # BQ6989, 2.50%, 1/1/2052	7,554,953	6,354,096
Pool # BU1451, 2.50%, 1/1/2052	3,652,304	3,068,330
Pool # CB2635, 2.50%, 1/1/2052	16,388,197	13,852,543
Pool # FA0867, 2.50%, 1/1/2052	16,669,562	14,149,149
Pool # FS0454, 3.00%, 1/1/2052	13,512,520	11,906,508
Pool # FS8807, 3.00%, 1/1/2052	14,025,169	12,398,528
Pool # FS7409, 2.00%, 2/1/2052	11,765,733	9,602,015
Pool # BV2188, 2.50%, 2/1/2052	7,328,881	6,163,799
Pool # BV3216, 2.50%, 2/1/2052	9,046,940	7,615,113
Pool # CB2750, 2.50%, 2/1/2052	12,974,786	10,957,050
Pool # CB2869, 2.50%, 2/1/2052	21,011,954	17,908,616
Pool # FS4284, 2.50%, 2/1/2052	6,361,585	5,373,202
Pool # MA4548, 2.50%, 2/1/2052	8,169,098	6,877,634
Pool # BV3570, 3.00%, 2/1/2052	964,086	851,877
Pool # FS0488, 3.00%, 2/1/2052	4,074,251	3,607,887
Pool # FS0845, 3.00%, 2/1/2052	12,563,834	11,005,698
Pool # FS0917, 3.50%, 2/1/2052	6,720,115	6,155,604
Pool # BV4119, 2.50%, 3/1/2052	13,533,707	11,380,732
Pool # BV4133, 2.50%, 3/1/2052	19,088,700	16,023,088
Pool # FS0882, 2.50%, 3/1/2052	5,630,669	4,831,861
Pool # FS5446, 2.50%, 3/1/2052	7,884,245	6,655,398
Pool # FS7119, 2.50%, 3/1/2052	15,350,664	12,995,553
Pool # FS7942, 2.50%, 3/1/2052	7,952,911	6,796,890
Pool # BV3283, 3.00%, 3/1/2052	6,599,552	5,795,693
Pool # FS0957, 3.00%, 3/1/2052	18,364,343	16,078,296
Pool # BV3269, 3.50%, 3/1/2052	1,222,466	1,116,611
Pool # BV3276, 3.50%, 3/1/2052	2,361,879	2,164,307
Pool # CB3025, 3.50%, 3/1/2052	8,242,737	7,550,272

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BV5360, 2.50%, 4/1/2052	7,552,393	6,358,906
Pool # FA1671, 2.50%, 4/1/2052	3,204,435	2,737,954
Pool # CB3361, 3.00%, 4/1/2052	15,627,278	13,776,046
Pool # FS6301, 3.00%, 4/1/2052	4,016,309	3,548,035
Pool # BV9064, 3.50%, 4/1/2052	6,971,132	6,344,075
Pool # CB3273, 4.00%, 4/1/2052	9,302,106	8,773,166
Pool # CB3378, 4.00%, 4/1/2052	3,257,056	3,062,778
Pool # FS4720, 2.50%, 5/1/2052	3,792,940	3,254,912
Pool # FS6790, 2.50%, 5/1/2052	8,106,643	6,839,538
Pool # FS7204, 3.00%, 5/1/2052	12,059,014	10,653,018
Pool # CB3504, 3.50%, 5/1/2052	5,697,564	5,208,183
Pool # FS6323, 3.50%, 5/1/2052	16,135,281	14,779,803
Pool # CB3891, 3.00%, 6/1/2052	15,505,221	13,634,789
Pool # CB5116, 3.00%, 6/1/2052	9,692,995	8,496,991
Pool # BV8244, 4.00%, 6/1/2052	2,609,197	2,464,946
Pool # BW5359, 4.00%, 6/1/2052	1,679,669	1,592,257
Pool # CB3910, 4.00%, 6/1/2052 (b)	1,703,477	1,599,347
Pool # FS1949, 4.00%, 6/1/2052	3,064,178	2,882,515
Pool # BW1473, 4.50%, 6/1/2052	238,682	231,018
Pool # BW3203, 5.00%, 6/1/2052	1,136,466	1,141,021
Pool # BW4016, 5.00%, 6/1/2052	1,352,311	1,363,564
Pool # BW4019, 5.00%, 6/1/2052	1,723,956	1,737,419
Pool # BW4041, 5.00%, 6/1/2052	776,446	774,572
Pool # FA1541, 3.00%, 7/1/2052	14,491,278	12,801,729
Pool # FS8820, 3.00%, 7/1/2052	12,499,411	10,991,686
Pool # CB4119, 4.00%, 7/1/2052	21,358,950	20,078,716
Pool # FS8890, 4.00%, 7/1/2052 (b)	7,750,649	7,279,764
Pool # CB4160, 4.50%, 7/1/2052	3,204,172	3,089,797
Pool # BV7853, 5.00%, 7/1/2052	593,033	594,556
Pool # BW4042, 5.00%, 7/1/2052	1,294,937	1,289,731
Pool # BW5398, 5.00%, 7/1/2052	647,665	647,865
Pool # CB4608, 4.00%, 9/1/2052	7,426,261	6,984,631
Pool # CB4587, 4.50%, 9/1/2052	4,386,504	4,230,375
Pool # BW8950, 5.00%, 9/1/2052	3,181,681	3,148,736
Pool # CB4625, 5.00%, 9/1/2052	3,805,460	3,783,932
Pool # BX2815, 4.50%, 10/1/2052	1,452,239	1,411,705
Pool # BW6968, 4.00%, 1/1/2053	2,184,226	2,048,314
Pool # BX3284, 5.00%, 2/1/2053	3,289,029	3,254,402
Pool # BV6797, 4.00%, 3/1/2053	1,086,223	1,021,038
Pool # FA4866, 4.50%, 3/1/2053	8,940,465	8,619,502
Pool # FS6260, 4.50%, 3/1/2053 (b)	3,692,807	3,561,754
Pool # CB5896, 5.00%, 3/1/2053	4,007,177	3,962,925
Pool # BX3824, 5.50%, 3/1/2053	6,058,604	6,141,196
Pool # BX4315, 5.00%, 4/1/2053	2,386,194	2,361,752
Pool # BU3984, 6.00%, 5/1/2053	16,762,362	17,218,538
Pool # BY4776, 5.00%, 7/1/2053	9,993,691	9,849,330
Pool # BY4736, 5.50%, 7/1/2053	8,982,534	9,104,994
Pool # BV6813, 4.50%, 8/1/2053	1,288,320	1,247,378
Pool # BY7027, 5.00%, 8/1/2053	7,418,802	7,315,904

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DB4827, 5.00%, 11/1/2054	9,650,223	9,500,892
Pool # DB4845, 5.00%, 12/1/2054	14,444,409	14,336,744
Pool # CC0694, 5.00%, 7/1/2055	14,142,892	13,988,919
FNMA, 30 Year
Pool # 252155, 7.00%, 10/1/2028	3,143	3,179
Pool # 252334, 6.50%, 2/1/2029	12,993	13,185
Pool # 252409, 6.50%, 3/1/2029	10,968	11,095
Pool # 653815, 7.00%, 2/1/2033	5,676	5,682
Pool # 752786, 6.00%, 9/1/2033	14,044	14,058
Pool # 954255, 6.50%, 8/1/2037	210,381	214,405
Pool # 931717, 6.50%, 8/1/2039	121,262	122,716
Pool # CA3030, 4.50%, 1/1/2049	3,885,770	3,708,398
Pool # CA4047, 4.00%, 8/1/2049	4,452,857	4,142,923
Pool # CA4520, 3.50%, 11/1/2049	3,428,644	3,091,893
Pool # CB4014, 4.50%, 7/1/2052	931,609	886,677
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	838,233	833,228
Pool # AN4571, 3.07%, 2/1/2027	1,503,607	1,492,064
Pool # AM8987, 2.79%, 6/1/2027	771,960	761,267
Pool # AN4154, 3.17%, 1/1/2029	6,060,000	5,883,458
Pool # AN4349, 3.35%, 1/1/2029	2,569,744	2,515,030
Pool # BS5292, 2.53%, 5/1/2029	22,120,932	21,035,648
Pool # BS3673, 1.88%, 6/1/2029	6,000,000	5,579,187
Pool # BZ1797, 4.33%, 1/1/2030	5,436,000	5,438,763
Pool # AN8154, 3.17%, 2/1/2030	5,810,298	5,576,036
Pool # AM7516, 3.55%, 2/1/2030	2,000,000	1,950,121
Pool # BS7348, 5.08%, 2/1/2030	5,937,190	6,040,723
Pool # BS9093, 5.17%, 2/1/2030	1,285,138	1,316,140
Pool # BS8474, 4.84%, 4/1/2030	2,095,436	2,120,218
Pool # BS6827, 4.19%, 5/1/2030	3,846,465	3,818,640
Pool # BS5224, 2.52%, 7/1/2030	5,068,750	4,718,896
Pool # BL8177, 1.10%, 9/1/2030	23,660,929	20,789,204
Pool # BS8426, 4.28%, 9/1/2030	8,939,408	8,896,384
Pool # BS9203, 4.64%, 10/1/2030	2,570,784	2,586,445
Pool # BS5389, 3.03%, 11/1/2030	10,962,268	10,357,978
Pool # AN0099, 3.28%, 11/1/2030	6,262,313	5,972,902
Pool # BS8033, 4.43%, 11/1/2030	5,555,083	5,560,515
Pool # BS8732, 4.61%, 11/1/2030	6,132,162	6,181,785
Pool # BS7750, 4.24%, 12/1/2030	3,983,871	3,956,776
Pool # BS6828, 4.07%, 1/1/2031	4,863,692	4,793,055
Pool # BS7882, 4.56%, 1/1/2031	3,563,609	3,576,829
Pool # BS8379, 4.66%, 1/1/2031	6,630,000	6,673,654
Pool # BS8200, 4.74%, 1/1/2031	3,934,946	3,973,667
Pool # BS9368, 5.15%, 1/1/2031	3,427,000	3,502,732
Pool # BS5378, 3.45%, 4/1/2031	2,409,737	2,306,166
Pool # BS2915, 1.87%, 5/1/2031	7,514,656	6,662,693
Pool # BS7884, 4.03%, 5/1/2031	5,355,080	5,243,084
Pool # AI2479, 5.00%, 5/1/2031	74,185	74,398
Pool # BZ1868, 4.81%, 6/1/2031	1,542,910	1,563,674

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS7362, 5.14%, 6/1/2031	4,000,000	4,080,721
Pool # BS2422, 1.67%, 7/1/2031	12,000,000	10,506,878
Pool # AN2456, 2.74%, 8/1/2031	848,098	786,120
Pool # BS7268, 5.05%, 8/1/2031	2,000,000	2,050,731
Pool # BS2898, 1.56%, 9/1/2031	20,203,000	17,476,326
Pool # BS4279, 2.00%, 9/1/2031	6,405,455	5,693,896
Pool # BS8183, 4.74%, 9/1/2031	4,855,900	4,899,418
Pool # BS5371, 3.16%, 10/1/2031	5,704,887	5,345,836
Pool # BZ6971, 4.79%, 10/1/2031	2,384,000	2,407,186
Pool # BS3637, 1.73%, 11/1/2031	5,412,357	4,760,158
Pool # BS6765, 4.24%, 11/1/2031	4,238,000	4,189,422
Pool # BZ0801, 4.60%, 11/1/2031	3,871,000	3,889,228
Pool # BS4124, 1.94%, 1/1/2032	3,627,066	3,208,688
Pool # BS4525, 1.94%, 1/1/2032	8,500,000	7,442,377
Pool # BS4030, 1.96%, 1/1/2032	9,747,075	8,585,852
Pool # BS4315, 1.98%, 1/1/2032	16,418,000	14,439,610
Pool # BS4650, 2.02%, 1/1/2032	3,974,840	3,515,751
Pool # BS4142, 2.13%, 1/1/2032	7,360,928	6,549,611
Pool # BZ2402, 5.25%, 1/1/2032	6,634,000	6,829,505
Pool # AN3104, 2.75%, 2/1/2032	8,647,915	7,955,220
Pool # BS4654, 2.39%, 3/1/2032	4,591,670	4,144,371
Pool # BS5130, 2.55%, 4/1/2032	4,617,291	4,187,415
Pool # BS5193, 2.62%, 4/1/2032	8,053,000	7,287,019
Pool # BS5259, 2.84%, 4/1/2032	9,830,650	9,022,802
Pool # BS5231, 2.54%, 5/1/2032	8,400,000	7,591,445
Pool # BS5452, 3.09%, 5/1/2032	9,070,000	8,376,912
Pool # BS5643, 3.62%, 5/1/2032	3,356,159	3,205,878
Pool # AN6149, 3.14%, 7/1/2032	4,075,000	3,773,018
Pool # BS6091, 3.68%, 7/1/2032	2,184,000	2,089,470
Pool # BS4203, 2.36%, 8/1/2032	5,948,672	5,266,120
Pool # AN6123, 3.06%, 8/1/2032	800,000	738,790
Pool # BS6301, 3.67%, 8/1/2032	21,407,000	20,404,968
Pool # BS6611, 3.72%, 8/1/2032	8,525,758	8,193,360
Pool # BS6425, 3.88%, 8/1/2032	5,876,454	5,684,999
Pool # BS6269, 4.03%, 8/1/2032	1,744,609	1,696,202
Pool # BS7247, 5.19%, 8/1/2032	4,000,000	4,134,380
Pool # BS6335, 3.75%, 9/1/2032	8,022,891	7,713,229
Pool # BS6331, 3.76%, 9/1/2032	7,700,000	7,391,180
Pool # BS6339, 3.80%, 9/1/2032	11,722,931	11,260,037
Pool # AN6651, 2.94%, 10/1/2032	578,310	532,706
Pool # BS6398, 3.87%, 10/1/2032	1,232,556	1,184,811
Pool # BS6756, 3.89%, 10/1/2032	2,000,000	1,915,296
Pool # BS8968, 4.73%, 10/1/2032	5,050,000	5,090,258
Pool # BS6995, 4.18%, 11/1/2032	5,080,000	4,982,674
Pool # BS6849, 4.23%, 11/1/2032	3,793,481	3,733,172
Pool # BZ5646, 4.48%, 11/1/2032	4,472,000	4,454,736
Pool # BS7006, 4.79%, 11/1/2032	4,655,000	4,717,261
Pool # BS6994, 4.85%, 11/1/2032	2,000,000	2,036,301
Pool # BS7292, 5.60%, 11/1/2032	2,506,763	2,628,559

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS7001, 4.36%, 12/1/2032	6,105,000	6,054,800
Pool # BS8052, 4.38%, 12/1/2032	8,348,765	8,232,663
Pool # BS7090, 4.45%, 12/1/2032	6,340,701	6,310,644
Pool # BS7095, 4.80%, 12/1/2032	3,880,935	3,933,897
Pool # BS7318, 4.94%, 12/1/2032	1,431,014	1,459,569
Pool # BS7182, 5.11%, 12/1/2032	6,000,000	6,166,056
Pool # BS7267, 5.18%, 12/1/2032	2,380,000	2,458,983
Pool # BS6474, 3.82%, 1/1/2033	6,222,403	5,964,061
Pool # BZ5699, 4.47%, 1/1/2033	4,992,377	4,954,240
Pool # BZ0743, 5.15%, 1/1/2033	3,997,137	4,118,779
Pool # AD8548, 5.50%, 1/1/2033	104,933	104,934
Pool # AR7484, 3.50%, 2/1/2033	406,269	396,641
Pool # BS8335, 4.62%, 2/1/2033	2,995,000	2,995,271
Pool # BM6599, 1.73%, 3/1/2033 (a)	5,857,452	4,948,362
Pool # BS8334, 4.71%, 3/1/2033	4,907,518	4,930,575
Pool # BS7371, 5.02%, 3/1/2033	1,002,373	1,021,470
Pool # BS8288, 4.39%, 4/1/2033	4,484,000	4,447,489
Pool # BS8223, 4.50%, 4/1/2033	4,030,000	4,012,782
Pool # BS8256, 4.53%, 4/1/2033	6,583,000	6,531,482
Pool # BS8147, 4.72%, 4/1/2033	3,631,191	3,635,423
Pool # BS2088, 2.02%, 5/1/2033	5,877,139	5,034,789
Pool # BS8185, 4.17%, 5/1/2033	5,000,000	4,882,372
Pool # BS8238, 4.19%, 5/1/2033	1,703,985	1,659,264
Pool # BS8213, 4.22%, 5/1/2033	9,680,146	9,500,178
Pool # BS8203, 4.24%, 5/1/2033	3,150,000	3,098,094
Pool # BS8284, 4.43%, 5/1/2033	10,005,000	9,917,037
Pool # BS8152, 4.55%, 5/1/2033	1,987,000	1,982,232
Pool # AT7117, 3.50%, 6/1/2033	416,821	405,083
Pool # BS8280, 4.30%, 6/1/2033	4,500,000	4,421,051
Pool # BS8703, 4.48%, 6/1/2033	5,000,000	4,974,627
Pool # BS8204, 4.67%, 6/1/2033	7,296,000	7,355,124
Pool # AN9700, 3.67%, 7/1/2033	3,500,000	3,324,702
Pool # BS8883, 4.58%, 7/1/2033	4,095,000	4,066,422
Pool # BS2933, 1.82%, 9/1/2033	9,632,000	8,001,932
Pool # BS9351, 4.70%, 9/1/2033	4,102,711	4,107,555
Pool # 754922, 5.50%, 9/1/2033	16,902	16,895
Pool # BS3445, 1.88%, 10/1/2033	9,069,346	7,677,699
Pool # BL0466, 3.69%, 10/1/2033	2,973,208	2,821,107
Pool # 109738, 3.78%, 10/1/2033	4,825,000	4,612,151
Pool # 762520, 4.00%, 11/1/2033	73,633	72,075
Pool # BS4163, 2.04%, 1/1/2034	9,088,898	7,728,140
Pool # BS4484, 2.16%, 1/1/2034	5,384,977	4,578,335
Pool # BS4911, 2.49%, 4/1/2034	3,678,499	3,197,114
Pool # BS4985, 2.61%, 4/1/2034	5,200,000	4,546,242
Pool # BS5184, 2.67%, 4/1/2034	3,288,000	2,873,052
Pool # BS5237, 2.86%, 4/1/2034	8,851,225	7,819,299
Pool # BS7836, 4.75%, 4/1/2034	3,373,000	3,380,801
Pool # BZ0565, 5.04%, 5/1/2034	684,000	696,613
Pool # AM6492, 3.76%, 8/1/2034	1,550,227	1,478,056

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS8440, 4.39%, 8/1/2034	6,274,635	6,138,545
Pool # BS5314, 3.29%, 9/1/2034	5,401,000	4,872,804
Pool # BS6427, 3.75%, 9/1/2034	9,130,000	8,568,152
Pool # BS7816, 4.45%, 9/1/2034	3,698,000	3,631,469
Pool # BS8685, 4.72%, 2/1/2035	5,235,818	5,228,314
Pool # BS8567, 4.47%, 5/1/2035	2,488,371	2,456,946
Pool # BZ4986, 4.49%, 9/1/2035	1,439,000	1,418,355
Pool # BS5018, 2.88%, 10/1/2035	4,358,000	3,731,407
Pool # 847108, 6.50%, 10/1/2035	42,399	42,834
Pool # BZ4027, 5.33%, 11/1/2035	3,150,000	3,279,052
Pool # 881628, 5.00%, 1/1/2036	5,851	5,785
Pool # 256128, 6.00%, 2/1/2036	5,439	5,582
Pool # BS7254, 5.42%, 3/1/2036	1,915,050	1,982,943
Pool # BZ0417, 5.20%, 10/1/2036	5,205,859	5,340,892
Pool # BS4039, 2.37%, 12/1/2036	10,000,000	8,022,114
Pool # BS4040, 2.37%, 12/1/2036	11,965,000	9,555,553
Pool # 256651, 6.00%, 3/1/2037	11,570	11,935
Pool # 888408, 6.00%, 3/1/2037	11,909	11,932
Pool # 888373, 7.00%, 3/1/2037	26,741	27,841
Pool # 888796, 6.00%, 9/1/2037	72,703	73,313
Pool # 888698, 7.00%, 10/1/2037	30,345	31,244
Pool # AN7345, 3.21%, 11/1/2037	7,468,348	6,641,663
Pool # AN0304, 3.44%, 11/1/2037	1,334,453	1,243,435
Pool # BS6588, 4.18%, 4/1/2038	2,096,000	1,939,907
Pool # 257172, 5.50%, 4/1/2038	7,229	7,195
Pool # AD0810, 6.00%, 11/1/2039	77	76
Pool # AB1830, 3.50%, 11/1/2040	64,155	60,437
Pool # AL2606, 4.00%, 3/1/2042	103,441	98,198
Pool # AO6757, 4.00%, 6/1/2042	646,719	622,166
Pool # AO7225, 4.00%, 7/1/2042	470,612	453,714
Pool # AO9352, 4.00%, 7/1/2042	345,519	333,114
Pool # AO9353, 4.00%, 7/1/2042	419,305	404,108
Pool # AP0838, 4.00%, 7/1/2042	2,504,709	2,414,767
Pool # MA1125, 4.00%, 7/1/2042	161,245	155,457
Pool # MA1177, 3.50%, 9/1/2042	238,796	223,299
Pool # MA1178, 4.00%, 9/1/2042	471,705	454,772
Pool # MA1213, 3.50%, 10/1/2042	1,164,460	1,088,891
Pool # AR1397, 3.00%, 1/1/2043	571,191	520,578
Pool # AB8517, 3.00%, 2/1/2043	247,198	225,290
Pool # MA1373, 3.50%, 3/1/2043	1,301,628	1,221,205
Pool # MA1437, 3.50%, 5/1/2043	364,832	341,149
Pool # MA1442, 4.00%, 5/1/2043	836,906	806,852
Pool # MA1463, 3.50%, 6/1/2043	631,349	590,362
Pool # MA1552, 3.00%, 8/1/2043	439,325	400,414
Pool # MA1582, 3.50%, 9/1/2043	84,300	78,828
Pool # MA2434, 3.50%, 9/1/2045	540,899	502,741
Pool # MA2493, 3.50%, 12/1/2045	102,363	95,144
Pool # BC1157, 3.50%, 1/1/2046	252,112	234,358
Pool # MA2545, 3.50%, 2/1/2046	139,747	129,891

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AS6970, 3.50%, 4/1/2046	992,468	922,450
Pool # BC8400, 3.50%, 5/1/2046	317,418	295,023
Pool # AS7424, 3.50%, 6/1/2046	743,997	691,513
Pool # MA2658, 3.50%, 6/1/2046	2,769,544	2,574,204
Pool # BF0491, 3.50%, 12/1/2054	11,643,570	10,792,313
Pool # BF0557, 2.50%, 12/1/2055	5,486,682	4,636,591
Pool # BF0125, 4.00%, 7/1/2056	8,440,255	7,922,456
Pool # BF0141, 5.50%, 9/1/2056	6,179,680	6,270,579
Pool # BF0230, 5.50%, 1/1/2058	5,357,572	5,551,085
Pool # BF0271, 5.50%, 5/1/2058	5,695,637	5,869,848
Pool # BF0300, 4.00%, 8/1/2058	13,811,252	13,040,638
Pool # BF0340, 5.00%, 1/1/2059	5,483,170	5,451,038
Pool # BM7404, 4.00%, 8/1/2059	10,526,241	9,815,174
Pool # BF0464, 3.50%, 3/1/2060	3,881,646	3,496,932
Pool # BF0507, 3.00%, 9/1/2060	2,386,661	2,074,281
Pool # BM7075, 3.00%, 3/1/2061	3,240,286	2,783,875
Pool # BF0560, 2.50%, 9/1/2061	8,137,815	6,659,357
Pool # BF0562, 3.50%, 9/1/2061	6,859,622	6,159,654
Pool # BF0577, 2.50%, 12/1/2061	3,986,778	3,309,407
Pool # BF0582, 4.00%, 12/1/2061	8,666,573	8,187,984
Pool # BF0583, 4.00%, 12/1/2061	3,535,080	3,268,822
Pool # BF0586, 5.00%, 12/1/2061	2,477,718	2,450,297
Pool # BF0617, 2.50%, 3/1/2062	10,271,960	8,405,761
Pool # BF0604, 3.50%, 3/1/2062	3,113,124	2,795,444
Pool # BF0674, 2.50%, 4/1/2062	11,452,731	9,371,864
Pool # BF0673, 2.50%, 6/1/2062	22,846,784	18,695,828
Pool # BF0654, 3.00%, 6/1/2062	6,129,566	5,251,068
Pool # BF0655, 3.50%, 6/1/2062	6,112,510	5,488,783
Pool # BF0694, 2.50%, 12/1/2062	7,152,920	5,987,050
Pool # BF0701, 3.50%, 12/1/2062	8,560,965	7,687,251
Pool # BF0732, 2.50%, 6/1/2063	6,432,278	5,291,452
Pool # BF0733, 3.00%, 6/1/2063	13,089,178	11,213,095
Pool # BF0767, 4.00%, 9/1/2063	7,733,951	7,151,385
Pool # BF0802, 2.50%, 4/1/2064	14,304,408	11,767,364
Pool # BF0804, 3.00%, 4/1/2064	5,707,589	4,931,924
Pool # BF0809, 4.00%, 4/1/2064	2,961,184	2,763,801
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2056 (b)	106,100,000	88,763,497
TBA, 5.00%, 6/25/2056 (b)	152,585,000	150,104,081
GNMA Pool # DR2663, 4.50%, 1/20/2066	233,724	224,181
GNMA I, 30 Year
Pool # 780653, 6.50%, 10/15/2027	5,152	5,181
Pool # 450038, 7.50%, 7/15/2028	1,601	1,620
Pool # 486537, 7.50%, 9/15/2028	572	581
Pool # 486631, 6.50%, 10/15/2028	216	218
Pool # 556255, 6.50%, 10/15/2031	19,963	20,514
Pool # 569568, 6.50%, 1/15/2032	55,179	56,563
Pool # 611453, 7.00%, 4/15/2032	5,240	5,367
Pool # 569423, 7.00%, 5/15/2032	15,245	15,622

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 591882, 6.50%, 7/15/2032	10,392	10,512
Pool # 552665, 7.00%, 7/15/2032	10,178	10,408
Pool # 782032, 7.00%, 10/15/2032	22,821	23,469
Pool # 591420, 7.50%, 1/15/2033	12,074	12,426
Pool # 607645, 6.50%, 2/15/2033	9,297	9,502
Pool # 604168, 6.50%, 4/15/2033	4,881	4,975
Pool # 781614, 7.00%, 6/15/2033	14,015	14,588
Pool # 638733, 7.00%, 3/15/2037	30,317	32,078
Pool # 759537, 3.49%, 1/15/2041	787,137	745,207
Pool # 759561, 3.49%, 1/15/2041	129,091	122,190
Pool # 759374, 3.49%, 2/15/2041	758,881	718,865
Pool # 762703, 3.49%, 2/15/2041	256,794	242,979
Pool # 762954, 2.99%, 3/15/2041	174,100	166,357
Pool # 763239, 2.99%, 3/15/2041	85,262	82,442
Pool # 762751, 3.49%, 3/15/2041	1,021,275	966,866
Pool # 762953, 3.49%, 3/15/2041	579,669	547,383
Pool # 762973, 3.49%, 3/15/2041	88,518	83,615
Pool # 763140, 3.13%, 4/15/2041	101,773	97,720
Pool # 763021, 3.49%, 4/15/2041	121,747	114,489
Pool # 763180, 3.49%, 4/15/2041	54,932	51,695
Pool # 380437, 3.13%, 5/15/2041	91,274	88,433
Pool # 770881, 3.13%, 5/15/2041	99,698	95,758
Pool # 763366, 3.49%, 5/15/2041	48,955	46,188
Pool # 770909, 2.99%, 6/15/2041	223,493	210,792
Pool # 380436, 3.38%, 6/15/2041	271,069	259,548
Pool # 770754, 3.38%, 6/15/2041	288,806	277,847
Pool # AT7652, 4.00%, 8/15/2046	842,646	797,156
Pool # 784450, 4.00%, 2/15/2048	3,289,695	3,102,647
Pool # BI6468, 5.00%, 12/15/2048	2,003,832	1,991,299
Pool # BM1750, 5.00%, 4/15/2049	1,232,037	1,224,332
Pool # BM4206, 5.00%, 4/15/2049	1,154,592	1,153,594
Pool # BM4207, 5.00%, 4/15/2049	662,018	659,916
Pool # BM4208, 5.00%, 4/15/2049	2,614,523	2,609,396
Pool # BM1957, 5.00%, 5/15/2049	1,492,404	1,483,070
Pool # BN4051, 5.00%, 6/15/2049	2,400,948	2,398,873
Pool # BN4052, 5.00%, 6/15/2049	2,337,060	2,329,641
Pool # BN4053, 5.00%, 6/15/2049	3,274,669	3,280,156
Pool # BM9691, 4.50%, 7/15/2049	2,174,365	2,113,906
Pool # BM2141, 5.00%, 7/15/2049	1,023,027	1,030,970
Pool # BM2163, 5.00%, 7/15/2049	2,191,582	2,211,379
Pool # BM2281, 5.00%, 7/15/2049	2,282,325	2,259,260
Pool # BM2305, 5.00%, 8/15/2049	1,405,226	1,410,426
Pool # BV2390, 3.50%, 7/15/2050	1,065,216	1,001,500
Pool # BW7021, 3.50%, 8/15/2050	2,968,316	2,790,765
Pool # BW7044, 3.50%, 9/15/2050	2,743,787	2,579,665
Pool # BW7064, 3.50%, 10/15/2050	860,287	808,827
Pool # BY7857, 3.50%, 11/15/2050	635,707	597,681
Pool # BY7874, 3.50%, 12/15/2050	681,972	641,178
Pool # CA3251, 3.50%, 12/15/2050	1,082,001	1,017,951

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BY7887, 3.50%, 1/15/2051	2,094,867	1,969,557
Pool # CA3320, 3.50%, 1/15/2051	1,467,111	1,380,264
Pool # CA3304, 3.50%, 2/15/2051	748,250	703,956
Pool # CE2513, 3.50%, 5/15/2051	850,505	769,440
Pool # CO1898, 5.50%, 7/15/2052	4,393,195	4,643,837
Pool # CO1926, 5.00%, 10/15/2052	3,911,071	4,035,454
Pool # CR2385, 5.50%, 4/15/2053	3,498,288	3,697,964
Pool # CU0301, 6.50%, 5/15/2053	8,862,937	9,316,232
GNMA I, Other Pool # BX7719, 1.97%, 9/15/2041	2,551,714	2,069,424
GNMA II
Pool # CG8187, ARM, 5.32%, 8/20/2071 (a)	8,556,750	8,890,565
Pool # CH2658, ARM, 5.39%, 9/20/2071 (a)	5,005,814	5,193,175
Pool # CH4939, ARM, 5.33%, 10/20/2071 (a)	3,436,988	3,557,410
Pool # CJ6767, ARM, 5.27%, 11/20/2071 (a)	9,425,552	9,756,315
Pool # CJ7141, ARM, 5.35%, 11/20/2071 (a)	4,058,920	4,218,661
Pool # CJ9640, ARM, 5.45%, 11/20/2071 (a)	9,273,416	9,648,161
Pool # CE5557, ARM, 5.54%, 11/20/2071 (a)	10,594,834	11,070,652
Pool # CK2767, ARM, 5.55%, 12/20/2071 (a)	9,012,184	9,424,091
Pool # CJ7149, ARM, 5.60%, 12/20/2071 (a)	6,180,731	6,464,539
GNMA II, 30 Year
Pool # 2270, 8.00%, 8/20/2026	7	7
Pool # 2324, 8.00%, 11/20/2026	7	7
Pool # 2499, 8.00%, 10/20/2027	295	298
Pool # 2549, 7.50%, 2/20/2028	72	72
Pool # 2646, 7.50%, 9/20/2028	489	496
Pool # 737076, 6.50%, 10/20/2033	62,490	63,198
Pool # 748766, 6.50%, 1/20/2039	28,683	29,108
Pool # 752496, 6.50%, 1/20/2039	49,918	53,006
Pool # 783389, 6.00%, 8/20/2039	245,395	254,022
Pool # 783444, 5.50%, 9/20/2039	58,913	59,768
Pool # 742853, 3.88%, 4/20/2040	858,632	796,220
Pool # 742810, 3.88%, 6/20/2040	846,434	785,415
Pool # 742801, 3.88%, 8/20/2040	308,060	285,809
Pool # 742876, 3.25%, 11/20/2040	750,007	677,114
Pool # 742878, 3.88%, 11/20/2040	3,103,011	2,877,352
Pool # BZ8504, 2.50%, 12/20/2040	748,798	678,709
Pool # 742883, 3.25%, 2/20/2041	1,349,967	1,240,458
Pool # 742885, 3.75%, 2/20/2041	30,173	27,899
Pool # 742884, 3.88%, 2/20/2041	1,417,446	1,315,231
Pool # 751810, 3.50%, 3/20/2041	556,832	504,514
Pool # BZ1781, 4.50%, 5/20/2041	472,464	461,401
Pool # BZ1778, 4.00%, 10/20/2041	403,232	383,794
Pool # BZ1774, 3.50%, 12/20/2041	894,678	810,273
Pool # BZ1664, 4.00%, 12/20/2042	633,970	603,808
Pool # BZ1780, 4.50%, 10/20/2043	571,722	556,957
Pool # AE8053, 4.00%, 12/20/2043	361,856	342,359
Pool # BZ1770, 3.00%, 6/20/2044	1,610,572	1,433,283
Pool # BZ1661, 3.50%, 8/20/2044	688,271	623,899
Pool # BZ1773, 3.50%, 9/20/2044	1,923,865	1,749,335

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AJ9020, 4.50%, 10/20/2044	124,023	119,737
Pool # 783967, 4.25%, 12/20/2044	1,289,706	1,210,710
Pool # BZ1777, 4.00%, 3/20/2045	337,796	319,883
Pool # BY6444, 2.50%, 11/20/2045	429,554	366,844
Pool # BZ8502, 2.50%, 12/20/2045	1,348,087	1,150,500
Pool # BZ8503, 2.50%, 12/20/2045	794,857	677,841
Pool # AK8803, 4.00%, 3/20/2046	752,769	703,885
Pool # BZ1663, 4.00%, 7/20/2046	1,047,952	990,813
Pool # AS8110, 3.75%, 8/20/2046	1,480,285	1,367,294
Pool # AY2378, 3.25%, 2/20/2047	249,104	225,900
Pool # AY2381, 4.25%, 7/20/2047	768,545	730,484
Pool # BZ1769, 3.00%, 8/20/2047	1,343,599	1,195,561
Pool # BZ1654, 3.00%, 9/20/2047	640,955	572,714
Pool # AY2388, 4.25%, 9/20/2047	2,693,627	2,560,231
Pool # BD3185, 4.00%, 10/20/2047	7,758,768	7,245,622
Pool # BZ1660, 3.50%, 11/20/2047	1,126,493	1,022,828
Pool # BZ1772, 3.50%, 11/20/2047	3,134,145	2,826,392
Pool # BZ1776, 4.00%, 11/20/2047	1,369,610	1,283,252
Pool # AY2392, 4.25%, 11/20/2047	2,910,519	2,762,792
Pool # BE4662, 4.00%, 12/20/2047	10,193,466	9,654,459
Pool # BB8795, 4.00%, 1/20/2048	1,955,587	1,820,244
Pool # AY2395, 4.25%, 1/20/2048	1,842,233	1,752,153
Pool # AY2404, 4.25%, 5/20/2048	2,912,158	2,767,952
Pool # BG6360, 5.00%, 5/20/2048	1,619,380	1,642,692
Pool # BF2645, 5.50%, 5/20/2048	310,937	317,284
Pool # AY2405, 4.25%, 6/20/2048	3,535,370	3,362,482
Pool # BD0531, 5.00%, 6/20/2048	411,862	413,213
Pool # BD0532, 5.00%, 6/20/2048	481,795	477,959
Pool # BF2971, 5.00%, 6/20/2048	807,974	805,029
Pool # AY2407, 4.25%, 7/20/2048	1,432,380	1,361,449
Pool # AY2408, 4.50%, 7/20/2048	658,214	637,378
Pool # BG7397, 4.50%, 7/20/2048	732,768	714,603
Pool # BF3017, 5.00%, 7/20/2048	789,189	787,897
Pool # AY2409, 4.25%, 8/20/2048	1,296,735	1,230,921
Pool # AY2410, 4.50%, 8/20/2048	771,527	747,105
Pool # BD0550, 5.00%, 8/20/2048	635,895	636,839
Pool # BG7389, 5.00%, 8/20/2048	851,642	848,537
Pool # BG7391, 5.00%, 8/20/2048	641,595	644,854
Pool # AY2412, 4.50%, 9/20/2048	3,775,615	3,656,099
Pool # 784626, 4.50%, 10/20/2048	425,643	412,694
Pool # BI4488, 4.50%, 11/20/2048	671,998	651,762
Pool # BK2585, 5.00%, 11/20/2048	329,471	332,005
Pool # BK2586, 5.00%, 11/20/2048	391,371	393,324
Pool # BI6431, 4.50%, 12/20/2048	1,021,819	1,000,420
Pool # BI6669, 4.50%, 12/20/2048	927,672	911,393
Pool # BH3133, 5.00%, 12/20/2048	1,668,006	1,660,485
Pool # BJ7083, 5.00%, 12/20/2048	140,344	139,643
Pool # BJ7084, 5.00%, 12/20/2048	869,325	874,709
Pool # BK7169, 5.00%, 12/20/2048	640,607	642,812

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BJ1334, 5.00%, 1/20/2049	1,566,257	1,559,036
Pool # BJ9641, 5.00%, 1/20/2049	995,924	1,015,415
Pool # BJ9642, 5.00%, 1/20/2049	888,203	907,121
Pool # BJ9824, 4.50%, 2/20/2049	1,823,384	1,765,653
Pool # BJ9825, 4.50%, 2/20/2049	792,564	767,469
Pool # BK7188, 4.50%, 2/20/2049	811,352	790,475
Pool # BJ9630, 5.00%, 2/20/2049	302,299	302,233
Pool # BJ9633, 5.00%, 2/20/2049	411,684	411,504
Pool # BK7189, 5.00%, 2/20/2049	875,540	882,033
Pool # BK7198, 4.50%, 3/20/2049	670,283	646,164
Pool # BL6765, 5.50%, 5/20/2049	1,246,466	1,273,847
Pool # BN0907, 4.50%, 6/20/2049	702,648	680,400
Pool # BN1498, 5.00%, 6/20/2049	974,790	970,061
Pool # BN1499, 5.00%, 6/20/2049	1,773,338	1,770,674
Pool # BN1500, 5.50%, 6/20/2049	542,382	554,745
Pool # BN2627, 4.00%, 7/20/2049	1,649,901	1,543,838
Pool # BN2628, 4.00%, 7/20/2049	1,728,133	1,615,975
Pool # BO0521, 4.00%, 7/20/2049	310,115	292,442
Pool # BM9692, 4.50%, 7/20/2049	493,858	476,872
Pool # BN0879, 5.00%, 7/20/2049	165,460	165,612
Pool # BO3160, 5.00%, 7/20/2049	660,218	668,554
Pool # BP4237, 5.00%, 7/20/2049	673,513	680,124
Pool # BP4238, 5.00%, 7/20/2049	217,270	221,445
Pool # BP4240, 5.00%, 7/20/2049	636,017	649,968
Pool # BP4241, 5.00%, 7/20/2049	805,697	822,509
Pool # BP4242, 5.00%, 7/20/2049	317,167	327,623
Pool # BL9354, 4.00%, 8/20/2049	1,158,967	1,083,099
Pool # BM2327, 4.00%, 8/20/2049	515,019	474,032
Pool # BM2418, 4.00%, 8/20/2049	999,752	948,434
Pool # BN0884, 4.00%, 8/20/2049	287,709	269,182
Pool # BN0889, 4.50%, 8/20/2049	201,490	195,110
Pool # BN7048, 4.50%, 8/20/2049	1,978,732	1,915,773
Pool # BN7049, 4.50%, 8/20/2049	2,846,590	2,776,652
Pool # BN0890, 5.00%, 8/20/2049	253,655	255,372
Pool # BN0891, 5.00%, 8/20/2049	339,990	340,906
Pool # BN0893, 5.00%, 8/20/2049	364,128	365,110
Pool # BO3257, 5.00%, 8/20/2049	558,169	563,711
Pool # BP4290, 5.00%, 8/20/2049	529,821	529,410
Pool # BP4291, 5.00%, 8/20/2049	448,690	448,343
Pool # BP4292, 5.00%, 8/20/2049	1,392,907	1,395,458
Pool # BP4293, 5.00%, 8/20/2049	1,126,843	1,130,356
Pool # BP4294, 5.00%, 8/20/2049	636,673	646,337
Pool # BN0896, 4.00%, 9/20/2049	1,139,155	1,063,830
Pool # BI0930, 4.50%, 9/20/2049	1,295,251	1,296,590
Pool # BM9714, 4.50%, 9/20/2049	118,686	117,381
Pool # 784810, 5.00%, 9/20/2049	2,904,069	2,880,932
Pool # AC2995, 5.00%, 9/20/2049	1,669,411	1,707,147
Pool # BP2853, 5.00%, 9/20/2049	841,057	843,699
Pool # BP8644, 5.00%, 9/20/2049	852,662	855,339

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BP8645, 5.00%, 9/20/2049	511,336	512,715
Pool # BQ3138, 4.00%, 10/20/2049	704,197	658,495
Pool # AC2994, 4.50%, 10/20/2049	462,098	455,721
Pool # BQ9513, 3.50%, 11/20/2049	986,468	900,247
Pool # BQ3791, 4.00%, 11/20/2049	1,156,358	1,076,309
Pool # BR2638, 4.00%, 11/20/2049	265,637	248,520
Pool # 784847, 4.50%, 11/20/2049	2,788,760	2,684,972
Pool # BP2896, 4.50%, 11/20/2049	902,368	877,691
Pool # BP7772, 4.50%, 11/20/2049	311,250	308,477
Pool # BP8665, 4.50%, 11/20/2049	330,000	319,498
Pool # BP8666, 4.50%, 11/20/2049	1,149,230	1,112,840
Pool # BP8667, 5.00%, 11/20/2049	579,515	581,078
Pool # BP8668, 5.00%, 11/20/2049	344,475	345,404
Pool # BR1542, 5.00%, 11/20/2049	755,953	754,110
Pool # BP8669, 5.50%, 11/20/2049	227,185	231,649
Pool # BP7668, 3.50%, 12/20/2049	5,006,443	4,584,327
Pool # BP7795, 3.50%, 12/20/2049	1,502,864	1,372,384
Pool # BP8670, 3.50%, 12/20/2049	639,546	581,878
Pool # BL9372, 4.00%, 12/20/2049	577,556	538,098
Pool # BP5516, 4.00%, 12/20/2049	589,774	561,045
Pool # BP8672, 4.00%, 12/20/2049	543,730	509,020
Pool # BP8673, 4.00%, 12/20/2049	718,568	672,382
Pool # BP8674, 4.00%, 12/20/2049	907,669	848,203
Pool # BQ3790, 4.00%, 12/20/2049	3,341,483	3,081,928
Pool # BJ9866, 4.50%, 12/20/2049	2,259,347	2,187,802
Pool # BL9374, 4.50%, 12/20/2049	134,143	133,309
Pool # BP8676, 4.50%, 12/20/2049	499,937	484,023
Pool # BP8677, 4.50%, 12/20/2049	1,403,692	1,359,246
Pool # BP8678, 5.00%, 12/20/2049	704,910	707,124
Pool # BP8679, 5.50%, 12/20/2049	735,232	751,838
Pool # BP8021, 3.50%, 1/20/2050	1,444,067	1,344,343
Pool # BP8681, 3.50%, 1/20/2050	1,161,493	1,047,380
Pool # BL9379, 4.00%, 1/20/2050	2,138,863	1,990,725
Pool # BP8682, 4.00%, 1/20/2050	1,009,567	945,262
Pool # BP8683, 4.00%, 1/20/2050	845,630	791,237
Pool # BT0281, 4.00%, 1/20/2050	2,829,123	2,725,727
Pool # BP8688, 4.50%, 1/20/2050	1,629,413	1,577,789
Pool # BR0539, 4.50%, 1/20/2050	1,504,001	1,462,846
Pool # BP8020, 3.50%, 2/20/2050	677,259	630,990
Pool # BP8022, 3.50%, 2/20/2050	1,063,258	984,058
Pool # BQ1338, 4.00%, 2/20/2050	2,501,450	2,328,205
Pool # BQ7054, 4.00%, 2/20/2050	1,787,012	1,670,949
Pool # BQ7057, 4.25%, 2/20/2050	798,395	749,663
Pool # BS8384, 5.00%, 2/20/2050	1,076,244	1,085,772
Pool # BS8400, 3.00%, 3/20/2050	3,900,369	3,470,325
Pool # BT0397, 3.00%, 3/20/2050	508,214	452,180
Pool # BQ4110, 3.50%, 3/20/2050	4,212,732	3,949,659
Pool # BS5879, 3.50%, 3/20/2050	616,679	559,969
Pool # BS8411, 3.50%, 3/20/2050	2,636,273	2,390,254

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BT0399, 3.50%, 3/20/2050	936,184	844,190
Pool # BT3628, 3.50%, 3/20/2050	1,645,623	1,551,800
Pool # BT3629, 3.50%, 3/20/2050	703,456	659,525
Pool # BT8043, 3.50%, 3/20/2050	1,011,250	926,997
Pool # BT8044, 3.50%, 3/20/2050	2,577,890	2,356,384
Pool # BT8045, 3.50%, 3/20/2050	3,180,768	2,893,757
Pool # BT8046, 3.50%, 3/20/2050	3,910,871	3,562,422
Pool # BT8047, 3.50%, 3/20/2050	2,763,870	2,562,264
Pool # BT8048, 3.50%, 3/20/2050	2,809,488	2,636,635
Pool # BS5873, 4.00%, 3/20/2050	429,494	400,132
Pool # BS5874, 4.00%, 3/20/2050	1,877,705	1,753,451
Pool # BQ7064, 3.50%, 4/20/2050	570,910	518,575
Pool # BT3736, 3.50%, 4/20/2050	1,560,435	1,418,673
Pool # BU3072, 5.00%, 4/20/2050	677,678	691,191
Pool # BQ4098, 3.00%, 5/20/2050	4,864,991	4,334,605
Pool # BR3899, 3.00%, 5/20/2050	737,568	656,247
Pool # BT4019, 3.00%, 5/20/2050	3,113,449	2,770,190
Pool # BQ7069, 3.25%, 5/20/2050	1,291,033	1,156,452
Pool # BQ7083, 3.25%, 5/20/2050	142,474	127,250
Pool # BS7609, 3.50%, 5/20/2050	2,391,191	2,156,247
Pool # BT3843, 3.50%, 5/20/2050	1,367,888	1,256,824
Pool # BV2935, 4.50%, 5/20/2050	554,258	556,201
Pool # BV6609, 4.50%, 5/20/2050	194,440	193,321
Pool # BV6631, 4.50%, 5/20/2050	1,167,396	1,152,839
Pool # BV6670, 4.50%, 5/20/2050	386,841	382,208
Pool # MA6661, 5.50%, 5/20/2050	63,589	65,358
Pool # BT4096, 3.00%, 6/20/2050	3,696,138	3,270,355
Pool # BU7682, 3.00%, 6/20/2050	3,207,297	2,885,344
Pool # BQ7084, 3.25%, 6/20/2050	2,018,525	1,808,090
Pool # BV8680, 3.50%, 6/20/2050	1,297,575	1,180,524
Pool # BV8683, 3.50%, 6/20/2050	821,133	746,541
Pool # BV8684, 3.50%, 6/20/2050	1,130,317	1,026,944
Pool # BV8685, 3.50%, 6/20/2050	1,180,096	1,064,147
Pool # BQ7086, 4.00%, 6/20/2050	2,165,601	2,023,613
Pool # BQ7092, 4.00%, 6/20/2050	1,728,748	1,625,744
Pool # BR3901, 4.00%, 6/20/2050	738,410	687,263
Pool # BT4070, 4.00%, 6/20/2050	482,730	458,582
Pool # BV8688, 4.00%, 6/20/2050	1,219,284	1,138,593
Pool # BQ7087, 4.25%, 6/20/2050	555,791	528,518
Pool # BV2372, 4.50%, 6/20/2050	716,134	696,537
Pool # BV6632, 4.50%, 6/20/2050	1,938,707	1,925,155
Pool # BQ7088, 5.00%, 6/20/2050	756,540	754,248
Pool # BV8696, 3.00%, 7/20/2050	2,457,443	2,186,517
Pool # BV8711, 3.00%, 7/20/2050	2,391,687	2,128,020
Pool # BV8727, 3.00%, 7/20/2050	1,431,033	1,280,380
Pool # BW0561, 3.00%, 7/20/2050	1,057,381	925,788
Pool # BQ7085, 3.25%, 7/20/2050	3,908,235	3,500,785
Pool # BV8699, 3.50%, 7/20/2050	1,435,711	1,306,203
Pool # BV8700, 3.50%, 7/20/2050	1,279,831	1,154,100

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BV8716, 3.50%, 7/20/2050	1,823,643	1,644,455
Pool # BQ7097, 4.00%, 7/20/2050	2,761,886	2,575,690
Pool # BU7564, 4.00%, 7/20/2050	1,618,233	1,506,144
Pool # BV8702, 4.00%, 7/20/2050	662,254	618,835
Pool # BW5975, 4.00%, 7/20/2050	532,504	495,618
Pool # BW5994, 4.00%, 7/20/2050	710,348	682,854
Pool # BV2395, 4.50%, 7/20/2050	798,602	779,363
Pool # BV8722, 2.50%, 8/20/2050	2,493,724	2,127,128
Pool # BV8726, 3.00%, 8/20/2050	619,432	551,152
Pool # BX4922, 3.00%, 8/20/2050	161,829	144,049
Pool # BX4923, 3.00%, 8/20/2050	2,048,382	1,822,583
Pool # BW1746, 3.25%, 8/20/2050	3,123,504	2,797,875
Pool # BR3911, 3.50%, 8/20/2050	3,229,494	2,912,159
Pool # BV2402, 3.50%, 8/20/2050	4,436,176	4,000,284
Pool # BX4927, 3.50%, 8/20/2050	530,013	481,441
Pool # BX4928, 3.50%, 8/20/2050	1,579,151	1,424,015
Pool # BX4939, 3.50%, 8/20/2050	2,228,726	2,026,250
Pool # BW1747, 4.00%, 8/20/2050	569,063	530,700
Pool # BW7383, 4.00%, 8/20/2050	2,898,927	2,734,460
Pool # BX6092, 4.00%, 8/20/2050	2,024,676	1,909,804
Pool # BX6093, 4.00%, 8/20/2050	4,668,133	4,362,089
Pool # BW0559, 4.50%, 8/20/2050	605,710	583,946
Pool # BW7033, 4.50%, 8/20/2050	301,851	293,501
Pool # BZ1653, 3.00%, 9/20/2050	282,914	252,092
Pool # BW1757, 3.25%, 9/20/2050	3,147,421	2,819,306
Pool # BR3917, 3.50%, 9/20/2050	6,432,856	5,800,751
Pool # BU7559, 3.50%, 9/20/2050	4,070,175	3,670,204
Pool # BW1718, 3.50%, 9/20/2050	2,678,520	2,431,856
Pool # BW1758, 3.50%, 9/20/2050	1,753,524	1,593,121
Pool # BX4956, 3.50%, 9/20/2050	1,891,132	1,720,503
Pool # BY3407, 3.50%, 9/20/2050	2,600,998	2,366,310
Pool # BY3408, 3.50%, 9/20/2050	852,225	774,801
Pool # BY3432, 3.50%, 9/20/2050	2,579,805	2,326,318
Pool # BR3918, 4.00%, 9/20/2050	514,030	478,429
Pool # BW1759, 4.00%, 9/20/2050	1,181,396	1,103,205
Pool # BX3717, 4.00%, 9/20/2050	454,823	424,974
Pool # BX3718, 4.00%, 9/20/2050	617,968	577,337
Pool # BW7043, 4.50%, 9/20/2050	946,633	920,727
Pool # BW1760, 4.75%, 9/20/2050	954,102	936,069
Pool # BX4971, 2.50%, 10/20/2050	1,185,860	1,011,871
Pool # BY6410, 2.50%, 10/20/2050	874,316	745,757
Pool # BW1771, 3.00%, 10/20/2050	1,255,887	1,117,403
Pool # BW1772, 3.25%, 10/20/2050	1,253,657	1,122,950
Pool # BU7550, 3.50%, 10/20/2050	4,950,989	4,464,473
Pool # BW1773, 3.50%, 10/20/2050	1,173,132	1,066,538
Pool # BY6416, 3.50%, 10/20/2050	1,437,982	1,308,239
Pool # BZ1658, 3.50%, 10/20/2050	586,932	533,835
Pool # BY6421, 4.00%, 10/20/2050	770,094	716,750
Pool # BZ1662, 4.00%, 10/20/2050	638,993	598,688

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BW1774, 4.25%, 10/20/2050	978,649	928,948
Pool # BY6440, 2.50%, 11/20/2050	1,719,268	1,467,066
Pool # BY6441, 2.50%, 11/20/2050	1,657,174	1,413,058
Pool # BY6443, 2.50%, 11/20/2050	1,566,831	1,333,358
Pool # BY6445, 2.50%, 11/20/2050	1,701,294	1,451,182
Pool # BY6447, 3.00%, 11/20/2050	2,570,027	2,289,894
Pool # BZ2574, 3.00%, 11/20/2050	738,501	657,064
Pool # BZ3559, 3.00%, 11/20/2050	702,510	625,043
Pool # BZ2575, 3.25%, 11/20/2050	2,525,213	2,261,934
Pool # BY6453, 3.50%, 11/20/2050	728,397	664,023
Pool # BY6454, 3.50%, 11/20/2050	1,575,341	1,434,163
Pool # BY6455, 3.50%, 11/20/2050	1,234,286	1,122,926
Pool # BY6456, 3.50%, 11/20/2050	624,622	573,735
Pool # BZ1771, 3.50%, 11/20/2050	1,535,329	1,384,494
Pool # BZ3527, 3.50%, 11/20/2050	3,833,906	3,480,859
Pool # BZ3560, 3.50%, 11/20/2050	539,096	486,123
Pool # BY5559, 4.00%, 11/20/2050	3,272,308	3,045,623
Pool # BY6457, 4.00%, 11/20/2050	513,023	481,944
Pool # BY6458, 4.00%, 11/20/2050	480,008	448,573
Pool # BZ2576, 4.00%, 11/20/2050	2,432,127	2,268,163
Pool # BY7851, 4.50%, 11/20/2050	1,376,413	1,338,745
Pool # BZ1779, 4.50%, 11/20/2050	714,681	694,244
Pool # BS8546, 2.50%, 12/20/2050	4,276,873	3,626,940
Pool # BZ8499, 2.50%, 12/20/2050	1,309,955	1,121,010
Pool # BZ8500, 2.50%, 12/20/2050	1,619,312	1,384,239
Pool # BZ8501, 2.50%, 12/20/2050	1,879,522	1,603,764
Pool # BZ8505, 2.50%, 12/20/2050	959,079	817,811
Pool # BZ8507, 2.50%, 12/20/2050	2,418,873	2,063,194
Pool # BZ2590, 3.25%, 12/20/2050	2,095,632	1,877,146
Pool # BZ2591, 3.50%, 12/20/2050	897,848	817,373
Pool # BZ2592, 3.50%, 12/20/2050	1,184,466	1,076,842
Pool # BZ8515, 3.50%, 12/20/2050	1,389,322	1,264,843
Pool # BZ8516, 3.50%, 12/20/2050	571,498	519,800
Pool # BZ1775, 4.00%, 12/20/2050	1,328,042	1,246,709
Pool # BZ6501, 4.00%, 12/20/2050	3,324,414	3,094,118
Pool # BZ8495, 4.00%, 12/20/2050	1,077,962	1,003,295
Pool # BY7873, 4.50%, 12/20/2050	598,214	581,665
Pool # CB4508, 5.00%, 12/20/2050	506,528	507,886
Pool # BZ8530, 2.50%, 1/20/2051	921,890	781,793
Pool # CB4502, 3.00%, 1/20/2051	1,000,131	889,845
Pool # CB4503, 3.00%, 1/20/2051	1,049,867	934,086
Pool # BZ2606, 3.25%, 1/20/2051	1,704,579	1,526,832
Pool # 785294, 3.50%, 1/20/2051	8,580,056	7,626,029
Pool # BY7890, 3.50%, 1/20/2051	8,330,640	7,512,308
Pool # BZ8541, 3.50%, 1/20/2051	729,544	662,839
Pool # BZ8542, 3.50%, 1/20/2051	429,971	386,770
Pool # CB1505, 3.50%, 1/20/2051	9,266,593	8,413,499
Pool # CB4504, 3.50%, 1/20/2051	1,229,925	1,118,975
Pool # BZ2614, 4.00%, 1/20/2051	493,407	459,254

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BZ8544, 4.00%, 1/20/2051	659,588	617,190
Pool # CB2357, 4.00%, 1/20/2051	1,085,518	1,030,638
Pool # CB4506, 4.00%, 1/20/2051	823,849	788,272
Pool # CB1543, 3.00%, 2/20/2051	4,967,586	4,419,766
Pool # CB3225, 3.25%, 2/20/2051	754,643	675,953
Pool # CA9001, 3.50%, 2/20/2051	6,325,919	5,704,501
Pool # CB3226, 3.50%, 2/20/2051	654,793	596,120
Pool # CB4521, 3.50%, 2/20/2051	1,077,872	987,959
Pool # CB4522, 3.50%, 2/20/2051	798,281	744,502
Pool # CB4524, 4.00%, 2/20/2051	980,400	917,006
Pool # CA8994, 4.50%, 2/20/2051	1,085,628	1,055,960
Pool # CB4433, 3.00%, 3/20/2051	2,795,098	2,447,193
Pool # CB3240, 3.25%, 3/20/2051	688,644	614,387
Pool # CB3242, 3.50%, 3/20/2051	1,639,839	1,488,851
Pool # CB4538, 3.50%, 3/20/2051	961,472	874,739
Pool # CB3253, 3.25%, 4/20/2051	922,324	826,146
Pool # CB3254, 3.50%, 4/20/2051	1,470,901	1,339,108
Pool # CB3255, 3.50%, 4/20/2051	1,465,215	1,333,021
Pool # CB3256, 3.50%, 4/20/2051	2,084,048	1,892,155
Pool # CC9816, 3.00%, 5/20/2051	2,070,423	1,854,913
Pool # CD0432, 3.50%, 5/20/2051	1,529,886	1,392,800
Pool # CD0433, 3.50%, 5/20/2051	1,562,071	1,421,137
Pool # CD0434, 3.50%, 5/20/2051	1,866,178	1,694,348
Pool # CC9825, 2.50%, 6/20/2051	1,265,901	1,080,137
Pool # CC9826, 2.50%, 6/20/2051	1,694,212	1,444,559
Pool # CC9831, 3.00%, 6/20/2051	1,477,347	1,314,471
Pool # CD0442, 3.50%, 6/20/2051	1,554,178	1,414,910
Pool # CD0443, 3.50%, 6/20/2051	1,012,766	921,391
Pool # CD0444, 3.50%, 6/20/2051	913,714	830,147
Pool # CC9835, 4.00%, 6/20/2051	846,120	792,252
Pool # CC9836, 4.00%, 6/20/2051	591,875	553,262
Pool # CC9837, 4.00%, 6/20/2051	516,348	481,264
Pool # CD0454, 3.50%, 7/20/2051	1,999,199	1,802,791
Pool # CE9918, 3.50%, 7/20/2051	1,734,860	1,578,359
Pool # CE9919, 3.50%, 7/20/2051	841,763	765,306
Pool # CE9920, 3.50%, 7/20/2051	582,634	531,174
Pool # CE9923, 4.00%, 7/20/2051	943,544	879,981
Pool # CE9932, 3.00%, 8/20/2051	1,784,164	1,596,403
Pool # CD0461, 3.50%, 8/20/2051	934,815	850,476
Pool # CE9935, 3.50%, 8/20/2051	863,161	785,307
Pool # CE9936, 3.50%, 8/20/2051	1,016,643	921,475
Pool # CE9937, 3.50%, 8/20/2051	590,001	538,255
Pool # CE9939, 4.00%, 8/20/2051	532,448	497,587
Pool # CD0469, 3.50%, 9/20/2051	1,673,051	1,517,968
Pool # CG4129, 3.50%, 9/20/2051	2,188,570	1,984,144
Pool # CG4130, 3.50%, 9/20/2051	2,388,784	2,155,519
Pool # CH0092, 3.50%, 9/20/2051	4,924,915	4,444,975
Pool # 786522, 3.50%, 10/20/2051	16,666,599	14,962,627
Pool # CD0476, 3.50%, 10/20/2051	1,040,636	943,609

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CD0477, 3.50%, 10/20/2051	1,612,247	1,460,056
Pool # CH0834, 3.50%, 10/20/2051	675,753	613,014
Pool # CH0835, 3.50%, 10/20/2051	910,930	826,010
Pool # CH0836, 3.50%, 10/20/2051	1,149,530	1,045,121
Pool # CH0837, 3.50%, 10/20/2051	778,228	705,078
Pool # CH0838, 3.50%, 10/20/2051	892,450	804,772
Pool # CH1339, 3.50%, 10/20/2051	2,658,446	2,465,379
Pool # CH2907, 3.50%, 10/20/2051	3,887,140	3,567,634
Pool # CH0840, 4.00%, 10/20/2051	1,157,280	1,083,420
Pool # CH0841, 4.00%, 10/20/2051	1,174,410	1,094,476
Pool # CH0848, 3.00%, 11/20/2051	1,273,507	1,134,635
Pool # CH0849, 3.00%, 11/20/2051	2,300,455	2,046,798
Pool # CH0850, 3.00%, 11/20/2051	1,366,552	1,215,837
Pool # CH0851, 3.00%, 11/20/2051	1,279,145	1,138,084
Pool # CH0852, 3.00%, 11/20/2051	2,143,595	1,920,425
Pool # CI0076, 3.00%, 11/20/2051	894,838	796,143
Pool # 787205, 3.50%, 11/20/2051	12,881,446	11,672,462
Pool # CI0077, 3.50%, 11/20/2051	696,443	631,775
Pool # CI0078, 3.50%, 11/20/2051	1,655,396	1,499,137
Pool # CI9257, 3.50%, 11/20/2051	3,578,245	3,226,700
Pool # 787112, 2.50%, 12/20/2051	11,761,038	10,055,956
Pool # CH0860, 3.00%, 12/20/2051	594,490	529,850
Pool # CH0861, 3.00%, 12/20/2051	2,443,826	2,174,299
Pool # CH0862, 3.00%, 12/20/2051	1,165,160	1,036,653
Pool # CH0864, 3.00%, 12/20/2051	1,010,936	899,442
Pool # CH0868, 3.50%, 12/20/2051	1,433,448	1,302,389
Pool # CH7863, 3.50%, 12/20/2051	2,159,018	1,957,574
Pool # CH0871, 4.00%, 12/20/2051	905,638	846,441
Pool # CI0090, 2.50%, 1/20/2052	1,007,659	860,914
Pool # CI0092, 3.00%, 1/20/2052	1,457,261	1,296,501
Pool # CJ3916, 3.00%, 1/20/2052	7,414,822	6,757,118
Pool # CK4908, 3.00%, 1/20/2052	2,816,040	2,505,426
Pool # CK4909, 3.00%, 1/20/2052	1,755,263	1,561,635
Pool # CK4916, 3.00%, 1/20/2052	3,583,649	3,188,331
Pool # CI0093, 3.50%, 1/20/2052	1,039,534	942,617
Pool # CI0094, 3.50%, 1/20/2052	2,126,290	1,917,381
Pool # CK1583, 3.50%, 1/20/2052	3,234,433	2,932,896
Pool # CK4918, 3.50%, 1/20/2052	1,245,226	1,129,150
Pool # CK7137, 4.00%, 1/20/2052	6,921,652	6,358,343
Pool # CK2667, 3.00%, 2/20/2052	5,095,963	4,533,819
Pool # CM2170, 3.00%, 3/20/2052	8,233,185	7,309,455
Pool # CI0110, 3.50%, 3/20/2052	1,224,973	1,104,627
Pool # CL1777, 3.50%, 3/20/2052	2,414,564	2,198,798
Pool # CL1778, 3.50%, 3/20/2052	1,371,089	1,242,722
Pool # CL1827, 3.50%, 3/20/2052	5,369,113	4,868,552
Pool # CL1828, 3.50%, 3/20/2052	6,134,424	5,557,783
Pool # CL1829, 3.50%, 3/20/2052	2,938,272	2,649,600
Pool # CM1692, 3.50%, 3/20/2052	4,860,099	4,323,117
Pool # CM2218, 3.50%, 3/20/2052	1,735,784	1,573,954

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CM2221, 3.50%, 3/20/2052	4,082,008	3,720,031
Pool # CI0111, 4.00%, 3/20/2052	1,187,332	1,105,161
Pool # 788236, 4.50%, 3/20/2052	12,580,527	12,103,494
Pool # 787010, 3.50%, 4/20/2052	17,311,709	15,722,502
Pool # CN3435, 4.50%, 4/20/2052	929,315	897,644
Pool # CN3436, 4.50%, 4/20/2052	4,998,693	4,812,942
Pool # CO4826, 5.00%, 6/20/2052	4,149,540	4,116,563
Pool # CO5339, 5.00%, 6/20/2052	4,108,942	4,076,287
Pool # CU7301, 2.50%, 7/20/2052	7,525,642	6,378,519
Pool # MA8148, 3.00%, 7/20/2052	7,020,140	6,253,669
Pool # MA8263, 2.00%, 9/20/2052	12,110,863	9,962,280
Pool # MA8342, 2.00%, 10/20/2052	2,056,546	1,689,493
Pool # MA8343, 2.50%, 10/20/2052	11,460,721	9,822,269
Pool # MA8346, 4.00%, 10/20/2052	18,762,176	17,646,937
Pool # MA8422, 2.00%, 11/20/2052	2,726,231	2,240,247
Pool # MA8423, 2.50%, 11/20/2052	10,141,463	8,695,553
Pool # MA8563, 2.00%, 1/20/2053	1,911,146	1,579,336
Pool # MA8564, 2.50%, 1/20/2053	37,997,715	32,567,916
Pool # CQ8079, 5.50%, 1/20/2053	1,723,543	1,756,799
Pool # CS4546, 5.00%, 2/20/2053	1,691,547	1,681,226
Pool # CR2499, 5.50%, 2/20/2053	2,540,857	2,572,024
Pool # CS4547, 5.50%, 2/20/2053	789,325	805,760
Pool # MA8720, 2.50%, 3/20/2053	1,058,895	906,660
Pool # MA8721, 3.00%, 3/20/2053	11,354,502	10,136,079
Pool # CS4560, 5.50%, 3/20/2053	2,018,127	2,052,133
Pool # CS4561, 6.00%, 3/20/2053	763,217	794,794
Pool # MA8795, 2.50%, 4/20/2053	1,727,281	1,482,156
Pool # 786842, 4.00%, 4/20/2053	13,241,024	12,463,457
Pool # CM6940, 5.50%, 4/20/2053	3,200,828	3,243,026
Pool # CS4573, 5.50%, 4/20/2053	651,118	662,090
Pool # CT3981, 5.50%, 4/20/2053	813,035	830,710
Pool # CT3982, 5.50%, 4/20/2053	872,871	891,047
Pool # CT3983, 5.50%, 4/20/2053	1,122,388	1,138,557
Pool # MA8873, 2.50%, 5/20/2053	17,493,293	14,995,553
Pool # CS4586, 5.50%, 5/20/2053	2,194,460	2,231,436
Pool # CU6671, 5.50%, 6/20/2053	2,505,799	2,548,024
Pool # MA9011, 2.50%, 7/20/2053	8,521,678	7,307,530
Pool # CU6685, 5.50%, 7/20/2053	1,583,838	1,610,526
Pool # CV6856, 5.50%, 7/20/2053	1,195,012	1,210,767
Pool # CU6686, 6.00%, 7/20/2053	1,435,972	1,481,464
Pool # CU6687, 6.50%, 7/20/2053	3,005,996	3,174,085
Pool # CV0173, 6.50%, 7/20/2053	1,136,858	1,208,947
Pool # MA9102, 3.50%, 8/20/2053	7,672,606	7,008,479
Pool # CU6696, 6.00%, 8/20/2053	1,166,879	1,203,844
Pool # CU6697, 6.50%, 8/20/2053	1,921,041	2,028,464
Pool # CU6708, 5.50%, 9/20/2053	1,169,667	1,189,377
Pool # MA9299, 2.50%, 10/20/2053	3,760,755	3,225,940
Pool # MA9419, 3.50%, 1/20/2054	2,876,087	2,658,394
Pool # MA9483, 3.00%, 2/20/2054	11,204,290	10,038,381

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA9484, 3.50%, 2/20/2054	2,324,586	2,116,107
Pool # CX5712, 6.50%, 2/20/2054	3,374,839	3,620,541
Pool # CX5713, 7.00%, 2/20/2054	4,214,125	4,473,728
Pool # DC4164, 4.50%, 5/20/2054	8,955,242	8,382,611
Pool # MA9719, 2.50%, 6/20/2054	3,045,318	2,612,992
Pool # MA9774, 3.00%, 7/20/2054	10,000,497	8,943,946
Pool # DA2547, 6.50%, 7/20/2054	815,068	854,779
Pool # DD0108, 6.50%, 7/20/2054	4,228,250	4,536,128
Pool # DA2550, 7.00%, 7/20/2054	1,347,808	1,406,456
Pool # DD0109, 7.00%, 7/20/2054	1,258,407	1,335,931
Pool # MA9846, 3.00%, 8/20/2054	5,176,088	4,626,020
Pool # DD0096, 6.50%, 8/20/2054	3,871,705	4,153,624
Pool # DD0094, 7.00%, 8/20/2054	4,424,439	4,697,010
Pool # DE2909, 6.00%, 9/20/2054	1,122,505	1,159,940
Pool # DD0079, 7.00%, 9/20/2054	3,441,497	3,653,513
Pool # DD0080, 7.50%, 9/20/2054	2,442,373	2,607,084
Pool # DC3332, 6.50%, 11/20/2054	3,356,172	3,574,229
Pool # DF2930, 7.50%, 12/20/2054	3,499,152	3,735,135
Pool # DI1018, 6.00%, 7/20/2055	3,196,767	3,292,246
Pool # DJ6140, 6.50%, 7/20/2055	1,621,714	1,739,807
Pool # DL3308, 6.50%, 8/20/2055	1,983,713	2,104,233
Pool # DL8783, 6.50%, 8/20/2055	4,464,824	4,736,084
Pool # DL2983, 6.00%, 9/20/2055	2,518,242	2,613,298
Pool # DM2061, 6.00%, 9/20/2055	5,038,614	5,147,878
Pool # DL2982, 6.50%, 9/20/2055	6,636,615	7,119,873
Pool # DM6293, 6.50%, 9/20/2055	5,188,082	5,567,384
Pool # MB0680, 2.50%, 10/20/2055	15,848,876	13,579,912
Pool # DM2069, 6.00%, 10/20/2055	1,044,231	1,086,178
Pool # DN6001, 6.50%, 10/20/2055	4,967,097	5,223,927
Pool # DM2075, 5.50%, 11/20/2055	6,066,151	6,141,504
Pool # MB0808, 2.50%, 12/20/2055	4,379,810	3,756,402
Pool # MB0866, 2.50%, 1/20/2056	5,367,966	4,597,750
Pool # 788620, 2.50%, 3/20/2056	23,745,390	20,394,598
Pool # MB1065, 2.50%, 4/20/2056	5,592,728	4,788,945
Pool # MB1137, 2.50%, 5/20/2056	10,867,907	9,321,010
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	405,944	396,821
Pool # AH5895, 4.00%, 6/20/2034	156,228	152,517
Pool # 4285, 6.00%, 11/20/2038	13,759	13,856
Pool # BO1377, 3.75%, 2/20/2040	608,542	579,786
Pool # BO1378, 4.00%, 1/20/2041	842,625	810,940
Pool # CD7341, 3.50%, 7/20/2047	3,190,048	2,884,828
Pool # BS0536, 3.00%, 3/20/2048	2,188,656	1,936,653
Pool # BS0538, 4.00%, 12/20/2048	375,479	352,283
Pool # BS0539, 4.50%, 1/20/2049	261,489	252,249
Pool # MA6145, 3.50%, 9/20/2049	320,981	285,765
Pool # CE3912, 5.00%, 9/20/2049	3,532,205	3,497,632
Pool # BS0537, 3.50%, 12/20/2049	496,676	446,806
Pool # CI8475, 5.00%, 5/20/2050	4,780,903	4,751,743

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DR2401, 2.50%, 4/20/2059	331,415	273,905
Pool # CX4040, 5.00%, 7/20/2063	615,162	610,011
Pool # CX7714, 5.00%, 9/20/2063	231,683	229,743
Pool # CX4106, 5.00%, 10/20/2063	169,917	168,494
Pool # CX4111, 5.00%, 10/20/2063	184,968	183,419
Pool # CX7719, 5.00%, 10/20/2063	551,337	546,720
Pool # CY0098, 5.00%, 10/20/2063	790,405	783,786
Pool # CY0134, 5.00%, 10/20/2063	916,108	908,436
Pool # 787496, 6.00%, 7/20/2064	4,364,098	4,462,753
Pool # 788087, 3.50%, 7/20/2065	16,174,110	14,714,132
Pool # 788066, 4.00%, 7/20/2065	17,349,091	16,254,623
Pool # 788557, 3.50%, 8/20/2065	10,300,327	9,232,071
Pool # DO5103, 4.50%, 9/20/2065	174,187	167,075
Pool # 788558, 4.00%, 11/20/2065	10,215,063	9,558,170
Pool # DR1780, 3.50%, 1/20/2066	163,950	146,946
Pool # DO6416, 4.50%, 1/20/2066	163,995	157,299
Pool # DR5682, 4.00%, 3/20/2066	125,976	117,875
Pool # DR2581, 4.50%, 3/20/2066	508,556	487,792
Pool # 788564, 3.50%, 4/20/2066	4,837,709	4,335,960
Pool # DR2580, 3.50%, 4/20/2066	1,777,819	1,593,429
Pool # DR5634, 4.00%, 4/20/2066	1,136,146	1,063,080
Pool # DR7905, 4.00%, 4/20/2066	371,920	345,936
Pool # 788583, 4.50%, 4/20/2066	5,995,281	5,750,488
Pool # DR1779, 4.50%, 4/20/2066	226,885	217,621
Pool # DR7388, 4.50%, 4/20/2066	171,830	164,814
Pool # DS4408, 4.50%, 4/20/2066	444,227	426,088
Pool # DR5681, 3.50%, 5/20/2066	3,093,247	2,772,433
Pool # DR8356, 3.50%, 5/20/2066	1,974,173	1,769,418
Pool # DR5683, 4.50%, 5/20/2066	839,217	804,951
Pool # DR8358, 4.50%, 5/20/2066	194,232	186,301
Pool # 785863, 3.10%, 12/20/2071 (a)	12,078,339	10,894,861
Pool # CL8137, 3.17%, 3/20/2072 (a)	3,236,421	2,920,156
Pool # 786556, 4.65%, 1/20/2073 (a)	7,172,086	6,997,946
Total Mortgage-Backed Securities (Cost $3,991,579,957)		3,844,017,164
Collateralized Mortgage Obligations — 15.1%
Acrc Series 2026-1B, 0.00%, 11/15/2026 ‡ (c)	6,000,000	5,820,000
Ajax Mortgage Loan Trust Series 2022-A, Class A1, 3.50%, 10/25/2061 (c) (d)	1,548,670	1,504,017
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	6,596	6,672
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	232,870	236,751
Series 2005-1CB, Class 1A6, IF, IO, 3.40%, 3/25/2035 (a)	136,871	14,064
Series 2005-22T1, Class A2, IF, IO, 1.37%, 6/25/2035 (a)	1,245,392	80,038
Series 2005-20CB, Class 3A8, IF, IO, 1.05%, 7/25/2035 (a)	1,015,304	38,068
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	49,581	17,797
Series 2005-37T1, Class A2, IF, IO, 1.35%, 9/25/2035 (a)	1,991,625	116,466
Series 2005-54CB, Class 1A2, IF, IO, 1.15%, 11/25/2035 (a)	963,711	40,444
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	161,532	121,042
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	5,414	3,955

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-57CB, Class 3A2, IF, IO, 1.40%, 12/25/2035 (a)	136,218	8,855
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	81,463	71,642
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	173,172	93,647
Series 2006-7CB, Class 1A2, IF, IO, 1.60%, 5/25/2036 (a)	6,831,739	545,190
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	285,446	128,627
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	333	334
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (a)	10,305,581	10,331,683
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (d)	8,890,000	8,885,759
Series 2025-RTL1, Class A2, 6.36%, 5/25/2040 (c) (d)	3,580,000	3,561,075
Archwest Mortgage Trust Series 2026-RTL1, Class A1, 5.43%, 4/25/2041 (c) (d)	10,608,000	10,605,103
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28,399	7,545
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	17,803	12,651
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	39,974	40,030
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	25,362	3,501
Series 2005-4, Class 30, PO, 8/25/2035	18,998	13,024
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	65,030	58,980
Series 2005-7, Class 30, PO, 11/25/2035	5,423	5,545
Series 2005-8, Class 30, PO, 1/25/2036	22,613	12,804
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 6.25%, 4/25/2033 (a)	8,733	8,113
Baring Frn Series 2026-1B, Class PA, 0.00%, 6/25/2027 ‡	659,620	659,620
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 5.84%, 7/25/2033 (a)	27,192	26,097
Series 2003-7, Class 3A, 6.25%, 10/25/2033 (a)	8,858	8,931
Series 2004-1, Class 12A1, 4.92%, 4/25/2034 (a)	80,928	72,280
Series 2004-2, Class 14A, 4.24%, 5/25/2034 (a)	35,435	33,253
Series 2006-1, Class A1, 5.95%, 2/25/2036 (a)	103,876	101,022
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	23,103	29,083
Brean Asset-Backed Securities Trust
Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (c)	4,429,795	4,360,608
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (c)	10,356,469	10,324,437
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (a) (c)	8,518,671	8,395,414
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (c)	9,182,934	8,980,902
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (c)	9,229,109	8,894,337
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (c)	16,000,000	15,458,541
Series 2026-RM15, Class A1, 4.25%, 4/25/2066 ‡ (c)	10,806,000	10,372,025
BVRT LLC Series 2025-1, Class A, 3.64%, 5/10/2033 ‡ (a) (c)	3,153,360	3,098,728
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (c) (d)	9,180,000	9,207,456
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (c) (d)	9,730,000	9,661,741
Cascade Funding Mortgage Trust Series 2025-HB16, Class M1, 3.00%, 3/25/2035 ‡ (a) (c)	3,300,000	3,206,176
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	2,682	2,088
Center Street Lending Resi-Investor ABS Mortgage Trust
Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (c) (d)	11,540,000	11,523,671
Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (c) (d)	9,804,000	9,762,883
CFMT LLC
Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (a) (c)	5,430,000	5,300,192
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (a) (c)	3,735,000	3,638,971

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (a) (c)	1,915,000	1,877,201
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.14%, 6/25/2035 (a)	50,766	51,176
Series 2007-A1, Class 2A1, 5.71%, 2/25/2037 (a)	15,155	14,684
Series 2007-A1, Class 9A1, 5.86%, 2/25/2037 (a)	48,201	47,894
Series 2007-A1, Class 7A1, 6.28%, 2/25/2037 (a)	2,682	2,695
Series 2007-A1, Class 1A3, 6.33%, 2/25/2037 (a)	89,788	90,435
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	4,475	3,115
Series 2004-3, Class A26, 5.50%, 4/25/2034	51,072	50,614
Series 2004-HYB1, Class 2A, 4.82%, 5/20/2034 (a)	22,442	21,709
Series 2004-HYB3, Class 2A, 4.24%, 6/20/2034 (a)	86,659	83,066
Series 2004-7, Class 2A1, 4.77%, 6/25/2034 (a)	16,323	15,282
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	121,148	119,679
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	96,034	96,177
Series 2004-HYB6, Class A3, 5.23%, 11/20/2034 (a)	72,383	70,229
Series 2005-16, Class A23, 5.50%, 9/25/2035	50,588	29,966
Series 2005-22, Class 2A1, 4.78%, 11/25/2035 (a)	230,562	190,567
Series 2007-4, Class 1A52, IF, IO, 1.70%, 5/25/2037 (a)	1,315,044	87,817
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	431	429
Series 2003-HYB1, Class A, 6.74%, 9/25/2033 (a)	19,719	18,683
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 5.28%, 9/25/2033 (a) (c)	16,392	16,340
Series 2004-UST1, Class A6, 6.23%, 8/25/2034 (a)	9,890	9,539
Series 2004-UST1, Class A3, 6.41%, 8/25/2034 (a)	25,001	24,797
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	106,229	105,354
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	11	10
Series 2003-1, Class WA2, 6.50%, 6/25/2031	253	253
Series 2003-1, Class 3, PO, 9/25/2033	6,147	4,508
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	5,987	5,788
Series 2005-1, Class 2A1A, 3.11%, 2/25/2035 (a)	72,489	64,381
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	89,076	88,840
Series 2005-5, Class 1A2, 4.11%, 8/25/2035 (a)	199,317	170,102
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (a)	181,600	186,174
Series 2003-AR15, Class 3A1, 6.56%, 6/25/2033 (a)	27,674	28,375
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	30,199	30,133
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	56,275	56,862
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	17,238	17,797
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	53,729	53,104
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	109,514	111,283
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	255,971	36,374
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	207,193	33,990
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.49%, 2/25/2020 (a)	7,539	7,341
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	7,596,794	6,420,666

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	9,432,169	8,780,313
Series 2017-4, Class M60C, 3.50%, 6/25/2057	12,817,191	11,913,669
Series 2017-4, Class MT, 3.50%, 6/25/2057	1,988,717	1,809,495
Series 2018-3, Class MA, 3.50%, 8/25/2057 (a)	11,137,955	10,822,673
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	6,426,151	5,997,058
Series 2018-2, Class M55D, 4.00%, 11/25/2057	7,772,023	7,338,265
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,057,001	1,846,675
Series 2019-1, Class M55D, 4.00%, 7/25/2058	2,288,127	2,162,045
Series 2019-3, Class M55D, 4.00%, 10/25/2058	4,829,827	4,529,672
Series 2019-4, Class M55D, 4.00%, 2/25/2059	1,817,422	1,695,773
Series 2020-1, Class MT, 2.50%, 8/25/2059	3,325,592	2,698,626
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,093,467	2,776,064
Series 2020-2, Class MB, 2.00%, 11/25/2059	3,836,404	2,669,254
Series 2020-3, Class MTU, 2.50%, 5/25/2060	10,588,441	8,767,130
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	4,791,552	4,229,650
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,048,128	1,349,421
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,135,661	7,362,359
Series 2022-1, Class MTU, 3.25%, 11/25/2061	7,372,857	6,373,907
Series 2023-1, Class MT, 3.00%, 10/25/2062	12,698,553	10,633,068
Series 2024-1, Class MT, 3.00%, 11/25/2063	11,831,378	9,964,143
Series 2024-2, Class MT, 3.50%, 5/25/2064	10,392,382	9,103,989
FHLMC, REMIC
Series 1899, Class ZE, 8.00%, 9/15/2026	175	176
Series 1963, Class Z, 7.50%, 1/15/2027	379	380
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	5	5
Series 1985, Class PR, IO, 8.00%, 7/15/2027	402	11
Series 2065, Class PX, IO, 0.75%, 8/17/2027	1,308	3
Series 1987, Class PE, 7.50%, 9/15/2027	689	693
Series 2038, Class PN, IO, 7.00%, 3/15/2028	402	15
Series 2042, Class T, 7.00%, 3/15/2028	162	163
Series 2040, Class PE, 7.50%, 3/15/2028	2,637	2,667
Series 2060, Class Z, 6.50%, 5/15/2028	1,299	1,312
Series 2061, Class DC, IO, 6.50%, 6/15/2028	3,993	150
Series 2075, Class PH, 6.50%, 8/15/2028	10,835	10,961
Series 2086, Class GB, 6.00%, 9/15/2028	1,294	1,310
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	875	37
Series 2111, Class SB, IF, IO, 3.74%, 1/15/2029 (a)	3,074	62
Series 2110, Class PG, 6.00%, 1/15/2029	7,295	7,342
Series 2125, Class JZ, 6.00%, 2/15/2029	3,736	3,785
Series 2130, Class QS, 6.00%, 3/15/2029	606	613
Series 2132, Class ZL, 6.50%, 3/15/2029	1,833	1,848
Series 2132, Class SB, IF, 14.24%, 3/15/2029 (a)	1,230	1,346
Series 2141, IO, 7.00%, 4/15/2029	171	6
Series 2303, Class ZN, 8.50%, 4/15/2029	20,320	20,931
Series 2163, Class PC, IO, 7.50%, 6/15/2029	640	29
Series 2178, Class PB, 7.00%, 8/15/2029	1,628	1,660
Series 2201, Class C, 8.00%, 11/15/2029	1,207	1,228
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	503	47

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2209, Class TC, 8.00%, 1/15/2030	11,983	12,377
Series 2210, Class Z, 8.00%, 1/15/2030	8,754	9,045
Series 2224, Class CB, 8.00%, 3/15/2030	2,885	2,973
Series 2247, Class Z, 7.50%, 8/15/2030	3,068	3,163
Series 2256, Class MC, 7.25%, 9/15/2030	6,300	6,501
Series 2254, Class Z, 9.00%, 9/15/2030	24,872	26,695
Series 2259, Class ZM, 7.00%, 10/15/2030	14,681	15,053
Series 2271, Class PC, 7.25%, 12/15/2030	16,569	17,097
Series 2296, Class PD, 7.00%, 3/15/2031	5,697	5,868
Series 2303, Class ZD, 7.00%, 4/15/2031	77,778	80,590
Series 2359, Class ZB, 8.50%, 6/15/2031	10,830	11,486
Series 2388, Class UZ, 8.50%, 6/15/2031	3,792	3,939
Series 2344, Class ZD, 6.50%, 8/15/2031	30,100	31,066
Series 2344, Class ZJ, 6.50%, 8/15/2031	4,722	4,881
Series 2345, Class NE, 6.50%, 8/15/2031	3,476	3,595
Series 2372, Class F, 4.26%, 10/15/2031 (a)	1,067	1,067
Series 2367, Class ZK, 6.00%, 10/15/2031	31,909	32,618
Series 2368, Class AS, IF, 11.16%, 10/15/2031 (a)	1,877	1,917
Series 2383, Class FD, 4.26%, 11/15/2031 (a)	1,121	1,121
Series 2399, Class TH, 6.50%, 1/15/2032	41,463	42,905
Series 2494, Class SX, IF, IO, 3.24%, 2/15/2032 (a)	101,275	7,069
Series 2410, Class QX, IF, IO, 4.89%, 2/15/2032 (a)	5,356	365
Series 2410, Class QS, IF, 9.73%, 2/15/2032 (a)	10,322	10,828
Series 2433, Class SA, IF, 11.16%, 2/15/2032 (a)	19,159	20,393
Series 2444, Class ES, IF, IO, 4.19%, 3/15/2032 (a)	7,875	591
Series 2450, Class SW, IF, IO, 4.24%, 3/15/2032 (a)	8,925	712
Series 2431, Class F, 4.26%, 3/15/2032 (a)	30,235	30,227
Series 2464, Class FE, 4.76%, 3/15/2032 (a)	29,979	30,258
Series 2423, Class MC, 7.00%, 3/15/2032	10,435	10,779
Series 2423, Class MT, 7.00%, 3/15/2032	11,534	11,970
Series 2434, Class TC, 7.00%, 4/15/2032	13,908	14,417
Series 2436, Class MC, 7.00%, 4/15/2032	8,488	8,627
Series 2450, Class GZ, 7.00%, 5/15/2032	13,434	14,045
Series 3393, Class JO, PO, 9/15/2032	40,349	36,736
Series 2513, Class ZC, 5.50%, 10/15/2032	30,407	30,977
Series 2517, Class Z, 5.50%, 10/15/2032	13,313	13,529
Series 2835, Class QO, PO, 12/15/2032	12,504	11,215
Series 2552, Class FP, 4.76%, 1/15/2033 (a)	147,162	148,687
Series 2557, Class HL, 5.30%, 1/15/2033	113,607	113,979
Series 2586, Class WI, IO, 6.50%, 3/15/2033	32,524	4,009
Series 2611, Class SQ, IF, 5.49%, 5/15/2033 (a)	11,925	11,924
Series 2631, Class SA, IF, 7.96%, 6/15/2033 (a)	5,655	5,796
Series 2692, Class SC, IF, 5.77%, 7/15/2033 (a)	29,479	30,687
Series 2671, Class S, IF, 7.87%, 9/15/2033 (a)	10,296	11,073
Series 2722, Class PF, 4.36%, 12/15/2033 (a)	259,013	259,212
Series 2763, Class ZA, 6.00%, 3/15/2034	988,327	1,023,428
Series 2779, Class ZC, 6.00%, 4/15/2034	654,997	679,620
Series 2802, Class ZY, 6.00%, 5/15/2034	168,955	173,744
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	329,644	329,531

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3611, PO, 7/15/2034	56,790	50,488
Series 3305, Class MB, IF, 6.24%, 7/15/2034 (a)	19,916	19,947
Series 2990, Class WP, IF, 7.33%, 6/15/2035 (a)	219	220
Series 3035, Class Z, 5.85%, 9/15/2035	336,201	347,762
Series 3117, Class EO, PO, 2/15/2036	36,150	32,241
Series 3117, Class OG, PO, 2/15/2036	16,925	14,956
Series 3117, Class OK, PO, 2/15/2036	39,648	34,673
Series 3143, Class BC, 5.50%, 2/15/2036	76,152	77,740
Series 3122, Class OH, PO, 3/15/2036	3,039	2,645
Series 3134, PO, 3/15/2036	5,710	4,760
Series 3152, Class MO, PO, 3/15/2036	69,320	61,107
Series 3122, Class ZB, 6.00%, 3/15/2036	36,363	37,513
Series 3138, PO, 4/15/2036	25,648	22,378
Series 3607, Class AO, PO, 4/15/2036	51,263	43,929
Series 3607, Class BO, PO, 4/15/2036	51,263	44,787
Series 3137, Class XP, 6.00%, 4/15/2036	249,298	258,877
Series 3219, Class DI, IO, 6.00%, 4/15/2036	32,984	5,532
Series 3149, Class SO, PO, 5/15/2036	25,371	20,435
Series 3151, PO, 5/15/2036	73,656	62,515
Series 3153, Class EO, PO, 5/15/2036	32,819	28,507
Series 3604, PO, 5/15/2036	50,569	42,841
Series 3171, Class MO, PO, 6/15/2036	17,940	16,245
Series 3179, Class OA, PO, 7/15/2036	24,231	21,016
Series 3194, Class SA, IF, IO, 3.34%, 7/15/2036 (a)	21,731	1,933
Series 3200, PO, 8/15/2036	51,803	44,408
Series 3232, Class ST, IF, IO, 2.94%, 10/15/2036 (a)	71,898	4,649
Series 3237, Class AO, PO, 11/15/2036	31,100	25,857
Series 3704, Class DT, 7.50%, 11/15/2036	274,791	291,750
Series 3704, Class ET, 7.50%, 12/15/2036	202,440	219,046
Series 3260, Class CS, IF, IO, 2.38%, 1/15/2037 (a)	39,392	3,013
Series 3262, Class SG, IF, IO, 2.64%, 1/15/2037 (a)	5,027	279
Series 3274, Class JO, PO, 2/15/2037	13,670	11,917
Series 3274, Class MO, PO, 2/15/2037	20,546	17,888
Series 3275, Class FL, 4.20%, 2/15/2037 (a)	10,005	9,910
Series 3290, Class SB, IF, IO, 2.69%, 3/15/2037 (a)	119,966	8,486
Series 3288, Class GS, IF, 5.98%, 3/15/2037 (a)	6,006	6,152
Series 3373, Class TO, PO, 4/15/2037	45,986	39,805
Series 3316, Class JO, PO, 5/15/2037	7,013	5,817
Series 3607, PO, 5/15/2037	137,110	113,938
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	254,596	250,843
Series 3371, Class FA, 4.36%, 9/15/2037 (a)	16,289	16,249
Series 3385, Class SN, IF, IO, 2.24%, 11/15/2037 (a)	33,894	1,977
Series 3387, Class SA, IF, IO, 2.66%, 11/15/2037 (a)	86,378	5,771
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	188,976	1,362
Series 3404, Class SC, IF, IO, 2.24%, 1/15/2038 (a)	103,462	8,361
Series 3451, Class SA, IF, IO, 2.29%, 5/15/2038 (a)	7,174	416
Series 3537, Class MI, IO, 5.00%, 6/15/2038	131,739	14,370
Series 3461, Class LZ, 6.00%, 6/15/2038	48,308	50,245
Series 3481, Class SJ, IF, IO, 2.09%, 8/15/2038 (a)	119,598	9,447

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3895, Class WA, 5.60%, 10/15/2038 (a)	59,078	60,574
Series 3511, Class SA, IF, IO, 2.24%, 2/15/2039 (a)	30,974	2,041
Series 3546, Class A, 5.87%, 2/15/2039 (a)	17,441	17,598
Series 3531, Class SA, IF, IO, 2.54%, 5/15/2039 (a)	115,004	8,803
Series 3549, Class FA, 4.96%, 7/15/2039 (a)	8,116	8,272
Series 4580, Class PT, 6.56%, 8/15/2039 (a)	257,258	262,787
Series 3572, Class JS, IF, IO, 3.04%, 9/15/2039 (a)	43,760	1,857
Series 3621, PO, 1/15/2040	98,349	81,689
Series 3621, Class BO, PO, 1/15/2040	70,288	60,974
Series 3623, Class LO, PO, 1/15/2040	81,342	67,656
Series 3632, Class BS, IF, 4.98%, 2/15/2040 (a)	217,556	208,198
Series 3714, Class IP, IO, 5.00%, 8/15/2040	110,388	4,620
Series 3740, Class SC, IF, IO, 2.24%, 10/15/2040 (a)	147,624	13,793
Series 3747, Class PY, 4.00%, 10/15/2040	692,145	673,035
Series 3747, Class CY, 4.50%, 10/15/2040	1,084,986	1,076,637
Series 3753, PO, 11/15/2040	483,409	384,077
Series 3860, Class PZ, 5.00%, 5/15/2041	2,168,323	2,180,648
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	29,925	28,343
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	55,722	54,212
Series 3966, Class NA, 4.00%, 12/15/2041	520,406	505,440
Series 4015, Class MY, 3.50%, 3/15/2042	672,581	632,684
Series 4136, Class HS, IF, 0.24%, 11/15/2042 (a)	351,634	223,199
Series 4177, Class MQ, 2.50%, 3/15/2043	991,089	897,731
Series 4274, Class EM, 4.00%, 11/15/2043	1,000,000	920,405
Series 4280, Class EO, PO, 12/15/2043	357,836	273,917
Series 4281, Class OB, PO, 12/15/2043	350,937	268,992
Series 4377, Class JP, 3.00%, 8/15/2044	1,508,491	1,432,881
Series 4456, Class SA, IF, IO, 2.39%, 3/15/2045 (a)	2,308,780	238,847
Series 4480, Class SE, IF, IO, 2.42%, 6/15/2045 (a)	2,344,189	294,428
Series 4888, Class AZ, 4.00%, 12/15/2048	3,062,437	2,871,438
Series 4848, Class QY, 4.50%, 12/15/2048	550,097	536,109
Series 4903, Class SN, IF, IO, 2.37%, 8/25/2049 (a)	6,524,049	644,365
Series 4936, Class YZ, 2.50%, 12/25/2049	2,015,213	1,721,986
Series 4982, Class JA, 1.50%, 3/25/2050	5,170,481	4,119,533
Series 5028, Class JG, 1.50%, 8/25/2050	5,783,312	4,609,833
Series 5036, Class NA, 0.50%, 11/25/2050	6,653,544	4,811,496
Series 5048, Class TI, IO, 3.00%, 11/25/2050	16,833,011	2,487,793
Series 5054, Class DZ, 2.00%, 12/25/2050	14,804,061	7,835,570
Series 5648, Class KD, 2.50%, 8/25/2051	3,724,613	3,279,779
Series 5156, Class DC, 2.00%, 9/25/2051	13,677,403	11,856,448
Series 5190, Class PH, 2.50%, 2/25/2052	2,940,885	2,701,996
Series 5250, PO, 8/25/2052	10,021,204	3,264,176
Series 5438, PO, 9/25/2053	4,450,425	3,531,390
Series 5337, Class SB, IF, 7.80%, 9/25/2053 (a)	3,581,251	3,524,618
Series 5358, Class SB, IF, 8.36%, 11/25/2053 (a)	2,938,508	2,961,805
Series 5650, Class BS, IF, 4.68%, 4/25/2056 (a)	16,721,362	14,830,343
Series 5674, Class AO, PO, 7/25/2056	13,000,000	10,261,875
Series 4862, Class NO, PO, 8/15/2057	13,602,181	8,384,298

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	25,250	941
Series 197, PO, 4/1/2028	16,666	16,147
Series 233, Class 11, IO, 5.00%, 9/15/2035	76,694	11,739
Series 233, Class 12, IO, 5.00%, 9/15/2035	44,056	5,861
Series 233, Class 13, IO, 5.00%, 9/15/2035	101,000	14,106
Series 239, Class S30, IF, IO, 3.94%, 8/15/2036 (a)	155,894	17,422
Series 262, Class 35, 3.50%, 7/15/2042	4,442,545	4,137,391
Series 299, Class 300, 3.00%, 1/15/2043	155,435	141,715
Series 310, PO, 9/15/2043	629,654	485,218
Series 406, PO, 10/25/2053	5,153,215	4,395,984
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.44%, 7/25/2032 (a)	96,658	88,382
Series T-76, Class 2A, 2.11%, 10/25/2037 (a)	1,258,732	1,148,846
Series T-42, Class A5, 7.50%, 2/25/2042	334,912	355,198
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	35,689	35,198
Series T-54, Class 2A, 6.50%, 2/25/2043	763,733	799,991
Series T-54, Class 3A, 7.00%, 2/25/2043	354,069	362,117
Series T-56, Class A5, 5.23%, 5/25/2043	582,524	547,267
Series T-58, Class A, PO, 9/25/2043	32,798	27,082
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	30,159	30,653
Series T-59, Class 1AP, PO, 10/25/2043	35,712	17,946
Series T-62, Class 1A1, 4.97%, 10/25/2044 (a)	341,767	316,934
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 4.70%, 10/25/2034 (a)	49,773	49,241
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	121,394	50,512
Series 2007-FA4, Class 1A2, IF, IO, 1.95%, 8/25/2037 (a)	2,354,060	156,654
FNMA REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	35,582	31,475
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	1,319,309	1,324,417
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	95,530	99,144
Series 2003-W8, Class 3F1, 4.13%, 5/25/2042 (a)	59,368	59,226
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	89,647	92,649
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	52,458	53,520
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	43,112	44,332
Series 2005-W3, Class 2AF, 3.95%, 3/25/2045 (a)	107,521	106,649
Series 2005-W4, Class 3A, 5.56%, 6/25/2045 (a)	215,286	219,236
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	33,627	34,125
Series 2006-W2, Class 1AF1, 3.95%, 2/25/2046 (a)	54,276	53,737
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	171,610	173,859
Series 2001-T12, Class A1, 6.50%, 8/25/2041	1,484,223	1,493,991
Series 2001-T12, Class A2, 7.50%, 8/25/2041	75,996	76,523
Series 2001-T10, PO, 12/25/2041	4,878	4,447
Series 2002-T4, Class A2, 7.00%, 12/25/2041	62,382	64,521
Series 2002-T4, Class A3, 7.50%, 12/25/2041	149,823	158,622
Series 2002-T16, Class A2, 7.00%, 7/25/2042	64,611	67,777
Series 2002-T19, Class A2, 7.00%, 7/25/2042	146,995	153,885
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	95,001	97,679

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2004-T3, Class PT1, 8.78%, 1/25/2044 (a)	76,375	80,468
FNMA, REMIC
Series 2006-72, Class HO, PO, 8/25/2026	136	136
Series 2006-94, Class GI, IF, IO, 2.92%, 10/25/2026 (a)	15	—
Series G97-2, Class ZA, 8.50%, 2/17/2027	775	779
Series 1997-27, Class J, 7.50%, 4/18/2027	140	141
Series 1997-24, Class Z, 8.00%, 4/18/2027	32	32
Series 1997-46, Class Z, 7.50%, 6/17/2027	3,999	4,005
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	252	7
Series 1998-30, Class ZA, 6.50%, 5/20/2028	25,728	26,016
Series 1998-36, Class ZB, 6.00%, 7/18/2028	3,252	3,270
Series 2002-7, Class FD, 4.43%, 4/25/2029 (a)	10,601	10,622
Series 1999-62, Class PB, 7.50%, 12/18/2029	1,741	1,758
Series 2000-52, IO, 8.50%, 1/25/2031	1,198	126
Series 2002-60, Class FA, 4.48%, 2/25/2031 (a)	30,952	31,032
Series 2002-60, Class FB, 4.48%, 2/25/2031 (a)	30,952	31,032
Series 2001-4, Class ZA, 6.50%, 3/25/2031	38,747	39,287
Series 2001-7, Class PF, 7.00%, 3/25/2031	1,849	1,908
Series 2002-50, Class ZA, 6.00%, 5/25/2031	63,575	64,985
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	7,768	743
Series 2001-49, Class LZ, 8.50%, 7/25/2031	13,832	14,208
Series 2001-38, Class FB, 4.23%, 8/25/2031 (a)	1,453	1,452
Series 2001-36, Class DE, 7.00%, 8/25/2031	12,673	13,033
Series 2001-44, Class PD, 7.00%, 9/25/2031	3,241	3,340
Series 2001-44, Class PU, 7.00%, 9/25/2031	10,498	10,895
Series 2001-53, Class FX, 4.08%, 10/25/2031 (a)	55,534	55,389
Series 2003-52, Class SX, IF, 11.77%, 10/25/2031 (a)	2,655	2,922
Series 2001-61, Class Z, 7.00%, 11/25/2031	31,282	32,165
Series 2001-72, Class SX, IF, 8.79%, 12/25/2031 (a)	1,585	1,656
Series 2002-1, Class SA, IF, 13.08%, 2/25/2032 (a)	2,347	2,681
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	16,517	218
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	1,047	1,088
Series 2002-30, Class Z, 6.00%, 5/25/2032	51,256	52,607
Series 2002-37, Class Z, 6.50%, 6/25/2032	3,728	3,818
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	39,024	1,978
Series 2004-61, Class FH, 4.53%, 11/25/2032 (a)	273,198	274,622
Series 2011-39, Class ZA, 6.00%, 11/25/2032	361,872	372,331
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	10,906	11,266
Series 2004-59, Class BG, PO, 12/25/2032	18,114	16,212
Series 2002-77, Class S, IF, 7.65%, 12/25/2032 (a)	8,560	8,644
Series 2003-2, Class F, 4.48%, 2/25/2033 (a)	123,390	123,946
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	3,714	2
Series 2003-22, Class UD, 4.00%, 4/25/2033	120,608	118,347
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	5,582	751
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	122,926	15,240
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	167,104	18,795
Series 2003-132, Class OA, PO, 8/25/2033	535	527
Series 2003-74, Class SH, IF, 3.46%, 8/25/2033 (a)	12,018	11,229
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	2,967	32

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	73,108	8,035
Series 2003-86, Class ZA, 5.50%, 9/25/2033	76,903	78,286
Series 2003-91, Class SD, IF, 6.29%, 9/25/2033 (a)	9,013	9,248
Series 2003-105, Class AZ, 5.50%, 10/25/2033	348,660	357,737
Series 2003-116, Class SB, IF, IO, 3.87%, 11/25/2033 (a)	57,719	4,414
Series 2006-44, Class P, PO, 12/25/2033	156,363	137,401
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	378,606	390,805
Series 2004-87, Class F, 4.48%, 1/25/2034 (a)	53,353	53,601
Series 2003-130, Class SX, IF, 5.93%, 1/25/2034 (a)	1,055	1,062
Series 2004-17, Class H, 5.50%, 4/25/2034	118,364	120,757
Series 2004-25, Class SA, IF, 9.28%, 4/25/2034 (a)	15,256	16,086
Series 2004-46, Class SK, IF, 6.25%, 5/25/2034 (a)	5,590	5,888
Series 2004-46, Class QB, IF, 9.09%, 5/25/2034 (a)	17,752	18,455
Series 2004-36, Class SA, IF, 9.28%, 5/25/2034 (a)	35,819	38,465
Series 2004-50, Class VZ, 5.50%, 7/25/2034	561,116	576,897
Series 2004-51, Class SY, IF, 6.79%, 7/25/2034 (a)	5,389	5,487
Series 2014-44, Class B, 2.50%, 8/25/2034	501,008	473,676
Series 2005-7, Class LO, PO, 2/25/2035	102,105	93,936
Series 2005-15, Class MO, PO, 3/25/2035	53,564	45,732
Series 2005-13, Class FL, 4.13%, 3/25/2035 (a)	25,466	25,271
Series 2005-56, Class S, IF, IO, 2.98%, 7/25/2035 (a)	87,423	5,613
Series 2005-66, Class SV, IF, IO, 3.02%, 7/25/2035 (a)	38,346	2,525
Series 2005-103, Class SC, IF, 4.27%, 7/25/2035 (a)	109,530	102,687
Series 2005-66, Class SG, IF, 8.06%, 7/25/2035 (a)	36,490	38,990
Series 2005-68, Class PG, 5.50%, 8/25/2035	56,171	57,094
Series 2005-73, Class PS, IF, 7.38%, 8/25/2035 (a)	15,711	15,763
Series 2005-90, Class AO, PO, 10/25/2035	4,090	3,694
Series 2010-39, Class OT, PO, 10/25/2035	42,333	37,107
Series 2005-84, Class XM, 5.75%, 10/25/2035	24,634	25,120
Series 2005-90, Class ES, IF, 7.56%, 10/25/2035 (a)	47,009	48,421
Series 2005-106, Class US, IF, 10.90%, 11/25/2035 (a)	15,164	15,778
Series 2006-8, Class WQ, PO, 3/25/2036	148,252	124,028
Series 2006-8, Class WN, IF, IO, 2.97%, 3/25/2036 (a)	543,592	45,437
Series 2006-16, Class HZ, 5.50%, 3/25/2036	40,947	41,835
Series 2006-23, Class KO, PO, 4/25/2036	12,033	10,320
Series 2006-27, Class OH, PO, 4/25/2036	21,674	19,021
Series 2006-44, Class GO, PO, 6/25/2036	57,842	51,191
Series 2006-50, Class JO, PO, 6/25/2036	31,797	27,649
Series 2006-50, Class PS, PO, 6/25/2036	47,623	42,965
Series 2006-53, Class US, IF, IO, 2.85%, 6/25/2036 (a)	87,257	5,974
Series 2006-58, PO, 7/25/2036	60,521	52,726
Series 2006-58, Class AP, PO, 7/25/2036	22,732	18,531
Series 2006-65, Class QO, PO, 7/25/2036	23,020	19,797
Series 2006-56, Class FT, 4.48%, 7/25/2036 (a)	189,965	190,836
Series 2006-63, Class ZH, 6.50%, 7/25/2036	73,298	77,561
Series 2006-72, Class TO, PO, 8/25/2036	24,646	20,494
Series 2006-79, Class DO, PO, 8/25/2036	33,977	28,946
Series 2007-7, Class SG, IF, IO, 2.77%, 8/25/2036 (a)	241,496	21,196
Series 2006-77, Class PC, 6.50%, 8/25/2036	91,130	93,264

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2006-78, Class BZ, 6.50%, 8/25/2036	50,057	52,617
Series 2006-86, Class OB, PO, 9/25/2036	53,796	46,177
Series 2006-90, Class AO, PO, 9/25/2036	23,100	20,853
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	278,189	43,929
Series 2006-110, PO, 11/25/2036	27,363	23,807
Series 2006-111, Class EO, PO, 11/25/2036	19,681	15,914
Series 2006-105, Class ME, 5.50%, 11/25/2036	276,981	281,986
Series 2006-115, Class OK, PO, 12/25/2036	56,728	45,787
Series 2006-119, PO, 12/25/2036	23,307	20,729
Series 2006-117, Class GS, IF, IO, 2.92%, 12/25/2036 (a)	77,383	6,505
Series 2006-118, Class A2, 3.82%, 12/25/2036 (a)	34,980	34,366
Series 2006-120, Class PF, 3.98%, 12/25/2036 (a)	17,343	17,191
Series 2006-120, IO, 6.50%, 12/25/2036	107,627	14,507
Series 2015-91, Class AC, 7.50%, 12/25/2036	925,743	966,154
Series 2006-126, Class AO, PO, 1/25/2037	106,476	92,084
Series 2007-1, Class SD, IF, 16.64%, 2/25/2037 (a)	32,521	50,825
Series 2007-14, Class OP, PO, 3/25/2037	35,202	30,792
Series 2007-22, Class SC, IF, IO, 2.35%, 3/25/2037 (a)	3,605	104
Series 2007-14, Class ES, IF, IO, 2.71%, 3/25/2037 (a)	1,329,915	122,043
Series 2007-16, Class FC, 4.48%, 3/25/2037 (a)	15,103	15,111
Series 2009-63, Class P, 5.00%, 3/25/2037	5,872	5,717
Series 2007-18, Class MZ, 6.00%, 3/25/2037	142,657	148,272
Series 2007-39, Class EF, 3.98%, 5/25/2037 (a)	12,911	12,724
Series 2007-46, Class ZK, 5.50%, 5/25/2037	55,932	57,297
Series 2007-54, Class WI, IF, IO, 2.37%, 6/25/2037 (a)	102,027	7,796
Series 2007-72, Class EK, IF, IO, 2.67%, 7/25/2037 (a)	372,073	34,876
Series 2007-65, Class KI, IF, IO, 2.89%, 7/25/2037 (a)	75,008	6,399
Series 2007-60, Class AX, IF, IO, 3.42%, 7/25/2037 (a)	111,429	13,402
Series 2007-76, Class ZG, 6.00%, 8/25/2037	74,155	75,204
Series 2007-78, Class CB, 6.00%, 8/25/2037	33,484	34,769
Series 2007-79, Class SB, IF, 10.35%, 8/25/2037 (a)	8,973	10,131
Series 2007-88, Class VI, IF, IO, 2.81%, 9/25/2037 (a)	52,331	3,789
Series 2009-86, Class OT, PO, 10/25/2037	164,556	140,658
Series 2007-100, Class SM, IF, IO, 2.72%, 10/25/2037 (a)	109,925	10,077
Series 2007-91, Class ES, IF, IO, 2.73%, 10/25/2037 (a)	178,535	16,028
Series 2007-112, Class SA, IF, IO, 2.72%, 12/25/2037 (a)	330,172	35,890
Series 2007-116, Class HI, IO, 1.83%, 1/25/2038 (a)	217,687	14,664
Series 2008-1, Class BI, IF, IO, 2.18%, 2/25/2038 (a)	97,951	6,685
Series 2008-12, Class CO, PO, 3/25/2038	173,718	153,426
Series 2008-16, Class IS, IF, IO, 2.47%, 3/25/2038 (a)	70,377	4,560
Series 2008-10, Class XI, IF, IO, 2.50%, 3/25/2038 (a)	59,433	4,380
Series 2008-20, Class SA, IF, IO, 3.26%, 3/25/2038 (a)	66,866	6,378
Series 2009-79, Class UA, 7.00%, 3/25/2038	5,217	5,333
Series 2008-32, Class SA, IF, IO, 3.12%, 4/25/2038 (a)	14,540	1,094
Series 2008-27, Class SN, IF, IO, 3.17%, 4/25/2038 (a)	32,634	2,910
Series 2008-44, PO, 5/25/2038	8,210	7,325
Series 2008-53, Class CI, IF, IO, 3.47%, 7/25/2038 (a)	33,114	2,970
Series 2011-47, Class ZA, 5.50%, 7/25/2038	159,431	161,581
Series 2008-80, Class SA, IF, IO, 2.12%, 9/25/2038 (a)	76,304	5,608

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-81, Class SB, IF, IO, 2.12%, 9/25/2038 (a)	75,085	4,559
Series 2008-80, Class GP, 6.25%, 9/25/2038	7,077	7,355
Series 2009-6, Class GS, IF, IO, 2.82%, 2/25/2039 (a)	34,083	2,451
Series 2009-4, Class BD, 4.50%, 2/25/2039	1,803	1,625
Series 2009-17, Class QS, IF, IO, 2.92%, 3/25/2039 (a)	35,834	2,809
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	96,818	13,688
Series 2009-47, Class MT, 7.00%, 7/25/2039	6,295	6,437
Series 2009-69, PO, 9/25/2039	41,300	33,465
Series 2009-84, Class WS, IF, IO, 2.17%, 10/25/2039 (a)	36,529	2,486
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	72,424	11,855
Series 2009-92, Class AD, 6.00%, 11/25/2039	2,681	2,675
Series 2009-99, Class SC, IF, IO, 2.45%, 12/25/2039 (a)	28,570	1,874
Series 2009-103, Class MB, 6.06%, 12/25/2039 (a)	208,288	209,953
Series 2009-99, Class WA, 6.33%, 12/25/2039 (a)	80,259	81,636
Series 2009-112, Class ST, IF, IO, 2.52%, 1/25/2040 (a)	88,606	8,048
Series 2009-113, Class FB, 4.28%, 1/25/2040 (a)	93,669	93,406
Series 2010-23, Class KS, IF, IO, 3.37%, 2/25/2040 (a)	43,399	3,216
Series 2010-1, Class WA, 6.30%, 2/25/2040 (a)	188,190	189,864
Series 2010-49, Class SC, IF, 5.21%, 3/25/2040 (a)	89,971	87,097
Series 2010-16, Class WB, 6.08%, 3/25/2040 (a)	437,815	440,122
Series 2010-16, Class WA, 6.45%, 3/25/2040 (a)	126,827	128,938
Series 2010-35, Class SB, IF, IO, 2.69%, 4/25/2040 (a)	62,800	3,710
Series 2010-40, Class FJ, 4.33%, 4/25/2040 (a)	5,094	5,094
Series 2010-42, Class S, IF, IO, 2.67%, 5/25/2040 (a)	29,732	2,063
Series 2010-43, Class FD, 4.33%, 5/25/2040 (a)	92,362	92,090
Series 2010-61, Class WA, 6.06%, 6/25/2040 (a)	59,436	59,904
Series 2010-68, Class SA, IF, IO, 1.27%, 7/25/2040 (a)	222,275	9,375
Series 2010-103, Class ME, 4.00%, 9/25/2040	261,419	252,707
Series 2010-111, Class AM, 5.50%, 10/25/2040	285,853	293,035
Series 2010-125, Class SA, IF, IO, 0.71%, 11/25/2040 (a)	229,133	6,781
Series 2010-123, Class FL, 4.16%, 11/25/2040 (a)	24,025	23,844
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,093,151	1,077,917
Series 2010-147, Class SA, IF, IO, 2.80%, 1/25/2041 (a)	832,127	82,433
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,486,056	1,494,210
Series 2011-30, Class LS, IO, 1.87%, 4/25/2041 (a)	136,374	10,352
Series 2011-75, Class FA, 4.28%, 8/25/2041 (a)	15,257	15,216
Series 2011-118, Class LB, 7.00%, 11/25/2041	217,940	229,828
Series 2011-118, Class MT, 7.00%, 11/25/2041	380,172	398,372
Series 2011-118, Class NT, 7.00%, 11/25/2041	392,127	413,774
Series 2013-2, Class LZ, 3.00%, 2/25/2043	35,274	25,050
Series 2013-4, Class AJ, 3.50%, 2/25/2043	741,261	695,353
Series 2013-92, PO, 9/25/2043	591,610	453,237
Series 2013-101, Class DO, PO, 10/25/2043	694,741	505,139
Series 2024-6, Class AL, 2.00%, 3/25/2044	13,198,709	10,249,549
Series 2018-11, Class LA, 3.50%, 7/25/2045	713,342	703,960
Series 2018-63, Class DA, 3.50%, 9/25/2048	387,113	354,795
Series 2018-68, Class DZ, 4.00%, 9/25/2048	903,791	845,761
Series 2019-20, Class H, 3.50%, 5/25/2049	1,310,538	1,188,647
Series 2019-32, Class SD, IF, IO, 2.32%, 6/25/2049 (a)	6,249,478	603,851

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-91, Class GB, 1.75%, 7/25/2049	16,668,406	13,981,051
Series 2010-103, Class SB, IF, IO, 2.37%, 11/25/2049 (a)	329,936	24,766
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056,000	2,307,933
Series 2020-36, Class SH, IF, IO, 2.32%, 6/25/2050 (a)	9,377,086	960,728
Series 2020-45, Class KG, 2.00%, 7/25/2050	3,372,487	2,806,135
Series 2020-61, Class SB, IF, IO, 0.47%, 9/25/2050 (a)	5,620,909	143,358
Series 2011-2, Class WA, 5.79%, 2/25/2051 (a)	38,798	39,885
Series 2011-43, Class WA, 5.71%, 5/25/2051 (a)	53,219	54,770
Series 2011-58, Class WA, 5.51%, 7/25/2051 (a)	324,366	314,789
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,798,413	1,680,893
Series 2012-21, Class WA, 5.63%, 3/25/2052 (a)	396,164	407,440
Series 2025-18, Class MA, 0.50%, 9/25/2054	25,937,713	21,966,727
Series 2025-29, Class LA, 2.00%, 5/25/2055	8,577,796	7,575,062
Series 2026-40, Class DT, 0.25%, 6/25/2056	10,000,000	8,048,033
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	732	732
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	232,910	237,059
Series 2007-W2, Class 1A1, 4.05%, 3/25/2037 (a)	117,273	115,728
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	47,194	47,318
Series 2007-W7, Class 1A4, IF, 16.82%, 7/25/2037 (a)	6,059	7,817
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	154,305	154,539
Series 2002-W10, IO, 0.91%, 8/25/2042 (a)	677,088	27,639
Series 2003-W4, Class 2A, 4.96%, 10/25/2042 (a)	11,348	11,358
Series 2003-W1, Class 1A1, 4.67%, 12/25/2042 (a)	83,704	83,142
Series 2003-W1, Class 2A, 5.03%, 12/25/2042 (a)	58,967	58,659
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	206,884	213,562
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	44,216	44,970
Series 2006-W3, Class 1AF1, 3.97%, 10/25/2046 (a)	29,497	29,212
Series 2009-W1, Class A, 6.00%, 12/25/2049	158,158	162,326
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.59%, 6/27/2036 (a)	112,049	113,011
Series 2007-54, Class FA, 4.13%, 6/25/2037 (a)	47,249	46,800
Series 2007-64, Class FB, 4.10%, 7/25/2037 (a)	65,842	65,390
Series 2007-106, Class A7, 6.05%, 10/25/2037 (a)	19,487	19,502
Series 2003-7, Class A1, 6.50%, 12/25/2042	109,469	110,048
FNMA, STRIPS
Series 331, Class 13, IO, 7.00%, 11/25/2032	38,368	4,047
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	18,126	1,939
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	42,086	4,267
Series 356, Class 3, IO, 5.00%, 1/25/2035	54,969	6,294
Series 365, Class 8, IO, 5.50%, 5/25/2036	74,379	12,733
Series 373, Class 1, PO, 7/25/2036	454,269	396,198
Series 374, Class 5, IO, 5.50%, 8/25/2036	26,507	3,932
Series 393, Class 6, IO, 5.50%, 4/25/2037	9,332	762
Series 383, Class 32, IO, 6.00%, 1/25/2038	68,279	11,798
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.03%, 6/19/2035 (a)	95,625	93,730
GNMA
Series 2001-35, Class SA, IF, IO, 4.51%, 8/16/2031 (a)	11,016	28
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	68,335	628

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2010-41, Class WA, 5.79%, 10/20/2033 (a)	206,074	209,519
Series 2003-112, Class SA, IF, IO, 2.81%, 12/16/2033 (a)	93,221	539
Series 2004-28, Class S, IF, 9.38%, 4/16/2034 (a)	19,752	21,117
Series 2004-46, Class AO, PO, 6/20/2034	34,143	28,618
Series 2010-103, Class WA, 5.65%, 8/20/2034 (a)	113,729	115,256
Series 2004-73, Class JL, IF, IO, 2.81%, 9/16/2034 (a)	331,023	25,350
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	7,515	7,533
Series 2004-90, Class SI, IF, IO, 2.38%, 10/20/2034 (a)	98,414	2,625
Series 2005-68, Class DP, IF, 7.42%, 6/17/2035 (a)	15,601	16,776
Series 2010-14, Class CO, PO, 8/20/2035	225,834	190,437
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	296,971	22,673
Series 2005-68, Class KI, IF, IO, 2.58%, 9/20/2035 (a)	193,228	13,293
Series 2005-72, Class AZ, 5.50%, 9/20/2035	122,422	123,991
Series 2005-85, IO, 5.50%, 11/16/2035	73,048	667
Series 2010-14, Class BO, PO, 11/20/2035	39,011	32,951
Series 2006-16, Class OP, PO, 3/20/2036	35,861	29,951
Series 2006-22, Class AO, PO, 5/20/2036	25,395	21,142
Series 2006-34, PO, 7/20/2036	20,410	16,951
Series 2006-59, Class SD, IF, IO, 2.98%, 10/20/2036 (a)	35,966	1,765
Series 2011-22, Class WA, 5.75%, 2/20/2037 (a)	378,829	384,629
Series 2007-17, Class JO, PO, 4/16/2037	29,330	23,918
Series 2007-17, Class JI, IF, IO, 3.07%, 4/16/2037 (a)	213,303	13,144
Series 2010-129, Class AW, 5.80%, 4/20/2037 (a)	129,134	131,382
Series 2007-31, Class AO, PO, 5/16/2037	195,875	157,694
Series 2007-25, Class FN, 4.04%, 5/16/2037 (a)	25,005	24,656
Series 2007-28, Class BO, PO, 5/20/2037	4,696	3,825
Series 2007-26, Class SC, IF, IO, 2.48%, 5/20/2037 (a)	95,334	519
Series 2007-36, Class HO, PO, 6/16/2037	4,530	3,636
Series 2007-36, Class SE, IF, IO, 2.73%, 6/16/2037 (a)	90,609	522
Series 2007-36, Class SG, IF, IO, 2.75%, 6/20/2037 (a)	143,990	881
Series 2007-45, Class QA, IF, IO, 2.92%, 7/20/2037 (a)	43,930	2,387
Series 2007-40, Class SD, IF, IO, 3.03%, 7/20/2037 (a)	108,701	1,818
Series 2007-42, Class SB, IF, IO, 3.03%, 7/20/2037 (a)	108,107	2,229
Series 2007-53, Class SW, IF, 9.05%, 9/20/2037 (a)	13,835	14,682
Series 2009-79, Class OK, PO, 11/16/2037	62,720	52,061
Series 2007-74, Class SL, IF, IO, 2.80%, 11/16/2037 (a)	340,929	1,881
Series 2007-76, Class SA, IF, IO, 2.81%, 11/20/2037 (a)	90,521	560
Series 2007-79, Class SY, IF, IO, 2.83%, 12/20/2037 (a)	118,158	435
Series 2008-2, Class MS, IF, IO, 3.42%, 1/16/2038 (a)	74,538	4,637
Series 2008-1, PO, 1/20/2038	14,977	12,117
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	128,257	131,319
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	159,902	9,942
Series 2008-10, Class S, IF, IO, 2.11%, 2/20/2038 (a)	48,919	231
Series 2009-106, Class ST, IF, IO, 2.28%, 2/20/2038 (a)	264,236	2,798
Series 2008-33, Class XS, IF, IO, 3.96%, 4/16/2038 (a)	52,928	1,492
Series 2008-36, Class SH, IF, IO, 2.58%, 4/20/2038 (a)	109,750	618
Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	1,013,894	1,037,701
Series 2008-40, Class SA, IF, IO, 2.66%, 5/16/2038 (a)	287,355	11,037
Series 2008-55, Class SA, IF, IO, 2.48%, 6/20/2038 (a)	55,193	236

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-62, Class SA, IF, IO, 2.43%, 7/20/2038 (a)	265,653	1,425
Series 2008-71, Class SC, IF, IO, 2.28%, 8/20/2038 (a)	18,600	95
Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	203,777	207,369
Series 2009-25, Class SE, IF, IO, 3.88%, 9/20/2038 (a)	51,563	461
Series 2011-97, Class WA, 6.07%, 11/20/2038 (a)	321,429	324,721
Series 2008-93, Class AS, IF, IO, 1.98%, 12/20/2038 (a)	87,346	3,814
Series 2008-96, Class SL, IF, IO, 2.28%, 12/20/2038 (a)	61,065	302
Series 2008-95, Class DS, IF, IO, 3.58%, 12/20/2038 (a)	205,435	1,623
Series 2011-163, Class WA, 5.83%, 12/20/2038 (a)	437,674	447,991
Series 2009-6, Class SA, IF, IO, 2.36%, 2/16/2039 (a)	64,443	311
Series 2009-10, Class SA, IF, IO, 2.23%, 2/20/2039 (a)	110,134	6,664
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	343,606	3,151
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	76,780	3,389
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	87,927	3,929
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	25,399	1,288
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	58,859	3,291
Series 2009-43, Class SA, IF, IO, 2.23%, 6/20/2039 (a)	72,257	2,622
Series 2009-42, Class SC, IF, IO, 2.36%, 6/20/2039 (a)	137,496	9,115
Series 2009-64, Class SN, IF, IO, 2.36%, 7/16/2039 (a)	73,929	2,900
Series 2009-54, Class JZ, 5.50%, 7/20/2039	585,649	607,731
Series 2009-67, Class SA, IF, IO, 2.31%, 8/16/2039 (a)	100,446	6,730
Series 2009-72, Class SM, IF, IO, 2.51%, 8/16/2039 (a)	172,136	10,590
Series 2009-106, Class AS, IF, IO, 2.66%, 11/16/2039 (a)	252,102	20,630
Series 2015-91, Class W, 5.28%, 5/20/2040 (a)	422,453	431,842
Series 2013-75, Class WA, 5.06%, 6/20/2040 (a)	190,952	193,421
Series 2011-137, Class WA, 5.58%, 7/20/2040 (a)	742,337	760,718
Series 2010-130, Class CP, 7.00%, 10/16/2040	125,723	131,920
Series 2010-157, Class OP, PO, 12/20/2040	369,783	318,542
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	3,439,113	3,257,805
Series 2011-100, Class MY, 4.00%, 7/20/2041	647,149	630,037
Series 2012-24, Class WA, 5.55%, 7/20/2041 (a)	887,955	906,545
Series 2013-26, Class AK, 4.70%, 9/20/2041 (a)	448,980	448,259
Series 2014-188, Class W, 4.54%, 10/20/2041 (a)	458,656	457,673
Series 2012-141, Class WA, 4.52%, 11/16/2041 (a)	1,767,540	1,731,310
Series 2012-141, Class WC, 3.74%, 1/20/2042 (a)	882,892	833,496
Series 2012-141, Class WB, 4.00%, 9/16/2042 (a)	1,407,136	1,331,576
Series 2012-138, Class PT, 3.99%, 11/16/2042 (a)	1,452,352	1,393,800
Series 2013-54, Class WA, 4.89%, 11/20/2042 (a)	872,148	883,436
Series 2017-99, Class PT, 5.97%, 8/20/2044 (a)	460,311	475,173
Series 2021-103, Class WA, 4.20%, 6/20/2045 (a)	2,750,725	2,648,602
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,108,452	1,077,130
Series 2018-160, Class PA, 3.50%, 7/20/2046	507,820	502,147
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,115,548	195,833
Series 2019-31, Class TS, IF, IO, 2.33%, 3/20/2049 (a)	13,017,031	987,359
Series 2019-111, IO, 5.00%, 4/20/2049	4,474,660	681,870
Series 2019-65, Class ST, IF, IO, 2.33%, 5/20/2049 (a)	6,324,558	551,345
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	2,781,044	304,137
Series 2019-112, Class GS, IF, IO, 2.35%, 9/20/2049 (a)	1,487,845	161,629
Series 2019-112, Class SG, IF, IO, 2.38%, 9/20/2049 (a)	2,028,057	173,893

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-43, Class B, 4.00%, 12/20/2049	13,893,355	12,923,571
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	3,969,800	756,133
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	16,087,974	2,479,636
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	7,728,490	1,343,044
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	8,406,748	1,519,020
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	10,859,090	1,929,452
Series 2020-133, Class KB, 1.00%, 8/20/2050	7,411,481	5,961,922
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	17,561,646	3,040,681
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	9,091,072	1,960,890
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,565,839	3,155,307
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	12,847,148	2,033,434
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	18,891,665	3,133,462
Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	16,143,473	223,011
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	14,464,846	170,708
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	18,228,929	3,106,171
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	10,226,848	1,930,195
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	16,414,527	2,280,406
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	11,902,748	1,735,629
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	8,196,581	1,498,010
Series 2024-197, Class BN, 3.00%, 5/20/2051	15,789,580	14,574,068
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,308,507	777,775
Series 2022-87, Class JT, IF, 5.77%, 5/20/2052 (a)	11,295,838	10,725,442
Series 2022-172, Class DS, IF, 6.37%, 10/20/2052 (a)	3,476,481	3,303,380
Series 2022-179, Class WE, IF, 6.44%, 10/20/2052 (a)	3,703,472	3,527,430
Series 2022-190, Class LS, IF, 4.94%, 11/20/2052 (a)	7,372,066	6,718,407
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,618,137	3,515,103
Series 2023-53, Class SL, IF, 5.25%, 4/20/2053 (a)	7,034,947	6,514,309
Series 2023-65, Class KS, IF, 4.95%, 5/20/2053 (a)	6,678,915	6,100,131
Series 2023-66, Class MP, IF, 5.05%, 5/20/2053 (a)	2,880,222	2,720,780
Series 2023-69, Class S, IF, 5.61%, 5/20/2053 (a)	4,514,483	4,279,229
Series 2023-63, Class SY, IF, 9.07%, 5/20/2053 (a)	5,523,590	5,776,106
Series 2023-89, Class BS, IF, 5.01%, 6/20/2053 (a)	6,285,797	5,735,893
Series 2023-89, Class SC, IF, 7.04%, 6/20/2053 (a)	6,333,837	6,281,310
Series 2023-89, Class QS, IF, 7.29%, 6/20/2053 (a)	7,789,669	7,736,720
Series 2023-115, Class TS, IF, 7.91%, 6/20/2053 (a)	3,190,281	3,170,150
Series 2023-101, Class S, IF, 4.65%, 7/20/2053 (a)	1,486,716	1,305,036
Series 2023-128, Class SL, IF, 7.54%, 8/20/2053 (a)	6,921,252	6,854,250
Series 2023-146, Class GO, PO, 10/20/2053	11,471,918	8,925,259
Series 2024-164, Class LO, PO, 6/20/2054	5,735,212	4,487,100
Series 2024-164, Class SM, IF, IO, 1.87%, 10/20/2054 (a)	33,084,136	1,947,855
Series 2025-105, Class SM, IF, 5.49%, 6/20/2055 (a)	12,614,475	11,646,420
Series 2012-H24, Class FG, 4.21%, 4/20/2060 (a)	1,625	1,622
Series 2013-H03, Class FA, 4.08%, 8/20/2060 (a)	240	240
Series 2013-H05, Class FB, 4.16%, 2/20/2062 (a)	3,825	3,817
Series 2013-H07, Class MA, 4.33%, 4/20/2062 (a)	324	325
Series 2013-H02, Class HF, 4.08%, 11/20/2062 (a)	242	241
Series 2013-H01, Class JA, 4.10%, 1/20/2063 (a)	303,803	302,839
Series 2013-H04, Class SA, 4.20%, 2/20/2063 (a)	454,304	453,099
Series 2013-H08, Class BF, 4.18%, 3/20/2063 (a)	179,928	179,004

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2013-H07, Class HA, 4.19%, 3/20/2063 (a)	318,452	317,687
Series 2013-H09, Class HA, 1.65%, 4/20/2063	29,923	28,699
Series 2024-64, Class EO, PO, 4/20/2064	11,032,698	9,498,114
Series 2016-H13, Class FD, 4.24%, 5/20/2066 (a)	145,358	145,385
Series 2016-H13, Class FT, 4.36%, 5/20/2066 (a)	10,484	10,485
Series 2016-H11, Class FD, 4.82%, 5/20/2066 (a)	220,302	221,773
Series 2016-H26, Class FC, 4.78%, 12/20/2066 (a)	231,679	233,509
Series 2017-H05, Class FC, 4.53%, 2/20/2067 (a)	329,672	330,949
Series 2017-H08, Class XI, IO, 2.20%, 3/20/2067 (a)	1,186,628	49,766
Series 2017-H11, Class XI, IO, 1.76%, 5/20/2067 (a)	3,855,961	133,711
Series 2017-H14, Class XI, IO, 1.85%, 6/20/2067 (a)	1,936,672	48,458
Series 2017-H14, Class AI, IO, 2.26%, 6/20/2067 (a)	1,227,273	50,360
Series 2020-H11, Class GI, IO, 3.23%, 7/20/2067 (a)	252,367	1,537
Series 2017-H16, Class F, 4.63%, 8/20/2067 (a)	684,366	685,923
Series 2017-H17, Class FQ, 5.05%, 9/20/2067 (a)	1,218,164	1,225,520
Series 2017-H25, Class HI, IO, 2.09%, 10/20/2067 (a)	1,310,262	46,684
Series 2018-H04, Class FE, 4.26%, 2/20/2068 (a)	527,716	527,789
Series 2018-H18, Class AI, IO, 1.82%, 9/20/2068 (a)	42,829,504	2,622,336
Series 2019-H14, Class IE, IO, 0.68%, 5/20/2069 (a)	1,635,908	40,258
Series 2019-H15, Class IJ, IO, 2.15%, 8/20/2069 (a)	2,321,994	47,159
Series 2019-H18, Class CI, IO, 1.66%, 10/20/2069 (a)	20,016,743	1,079,029
Series 2019-H18, Class KI, IO, 2.35%, 11/20/2069 (a)	231,523	768
Series 2020-H02, Class DI, IO, 2.23%, 12/20/2069 (a)	1,174,138	5,230
Series 2020-H05, IO, 1.30%, 3/20/2070 (a)	18,781,650	1,082,725
Series 2020-H07, Class DI, IO, 1.46%, 4/20/2070 (a)	22,238,438	1,206,102
Series 2020-H09, Class IE, IO, 2.17%, 5/20/2070 (a)	3,918,015	158,343
Series 2020-H17, Class IJ, IO, 1.71%, 10/20/2070 (a)	9,536,347	454,706
Series 2020-H17, Class IK, IO, 1.94%, 10/20/2070 (a)	40,296,398	2,388,344
Series 2021-H01, Class AI, IO, 1.89%, 11/20/2070 (a)	74,505,290	3,948,453
Series 2020-H22, Class JI, IO, 1.30%, 12/20/2070 (a)	108,191,946	5,633,001
Series 2020-H22, Class IH, IO, 1.40%, 12/20/2070 (a)	10,713,588	555,235
Series 2021-H01, Class DI, IO, 2.23%, 12/20/2070 (a)	23,859,431	1,765,239
Series 2021-H02, Class JI, IO, 0.71%, 1/20/2071 (a)	24,736,757	1,161,289
Series 2021-H02, Class IH, IO, 0.82%, 1/20/2071 (a)	16,790,423	840,804
Series 2021-H02, Class IJ, IO, 1.29%, 1/20/2071 (a)	107,059,183	5,503,062
Series 2021-H02, Class HI, IO, 1.52%, 1/20/2071 (a)	19,625,170	521,873
Series 2021-H03, Class IE, IO, 0.58%, 2/20/2071 (a)	7,123,934	283,571
Series 2021-H03, Class IN, IO, 0.68%, 2/20/2071 (a)	50,198,951	2,520,791
Series 2021-H03, Class NI, IO, 0.82%, 2/20/2071 (a)	27,954,952	1,387,182
Series 2021-H03, Class TI, IO, 0.84%, 2/20/2071 (a)	53,753,748	2,564,581
Series 2021-H05, Class IQ, IO, 1.09%, 2/20/2071 (a)	73,122,355	3,029,949
Series 2021-H03, Class IP, IO, 1.20%, 2/20/2071 (a)	38,624,287	1,869,892
Series 2021-H03, Class PI, IO, 1.21%, 2/20/2071 (a)	30,802,297	1,505,455
Series 2021-H05, Class QI, IO, 0.44%, 3/20/2071 (a)	107,087,198	3,932,681
Series 2021-H06, Class IA, IO, 0.50%, 3/20/2071 (a)	17,046,868	542,269
Series 2023-H06, Class EI, IO, 0.73%, 3/20/2071 (a)	40,938,029	1,057,152
Series 2021-H06, Class QI, IO, 0.35%, 4/20/2071 (a)	41,741,908	1,411,515
Series 2021-H06, IO, 0.81%, 4/20/2071 (a)	70,264,757	2,968,925
Series 2021-H14, Class IY, IO, 0.10%, 9/20/2071 (a)	75,558,804	1,892,772

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
GS Mortgage-Backed Securities Trust
Series 2024-RPL2, Class A1, 3.75%, 7/25/2061 (a) (c)	5,755,038	5,617,121
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (c) (d)	6,837,711	6,675,185
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	97,205	96,104
Series 2004-4, Class 1AF, 4.10%, 6/25/2034 (a) (c)	63,333	57,816
Series 2005-RP2, Class 1AF, 4.05%, 3/25/2035 (a) (c)	121,873	114,834
Series 2005-RP3, Class 1AS, IO, 0.43%, 9/25/2035 (a) (c)	389,462	2,570
Series 2005-RP3, Class 1AF, 4.05%, 9/25/2035 (a) (c)	856,814	742,422
Series 2006-RP2, Class 1AS2, IF, IO, 0.40%, 4/25/2036 (a) (c)	691,045	36,904
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	69,561	69,566
Series 2003-13, Class 1A1, 5.56%, 10/25/2033 (a)	18,028	18,172
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	2,633	2,437
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	73,001	72,329
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	69,336	69,756
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	28,393	28,488
Series 2005-5F, Class 8A3, 4.20%, 6/25/2035 (a)	15,697	15,279
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	181,674	181,297
Series 2006-1F, Class 1AP, PO, 2/25/2036	43,920	25,376
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,078,918	409,546
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (c) (d)	2,865,000	2,865,721
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	91,333	93,187
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.62%, 3/25/2036 (a)	56,011	37,678
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 6.31%, 11/25/2033 (a)	29,981	29,974
Series 2006-A2, Class 5A3, 6.31%, 11/25/2033 (a)	54,237	54,224
Series 2006-A3, Class 6A1, 4.84%, 8/25/2034 (a)	18,027	18,013
Series 2006-A2, Class 4A1, 6.25%, 8/25/2034 (a)	69,569	71,045
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	3,967	3,757
Series 2004-A4, Class 1A1, 6.74%, 9/25/2034 (a)	1,368	1,347
Series 2005-A1, Class 3A4, 5.14%, 2/25/2035 (a)	32,282	31,303
Series 2007-A1, Class 5A2, 5.81%, 7/25/2035 (a)	23,115	23,135
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (c) (d)	2,888,612	2,890,574
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.72%, 4/25/2036 (a)	149,052	92,588
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	2,820	2,527
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	310,764	70,905
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	5,780,000	5,786,285
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	6,200,000	6,227,065
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	10,284,000	10,335,833
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (c) (d)	2,500,000	2,501,318
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (c) (d)	5,987,000	5,946,462
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.02%, 4/21/2034 (a)	19,354	19,149
Series 2004-3, Class 4A2, 3.91%, 4/25/2034 (a)	16,279	14,874
Series 2004-4, Class 2A1, 5.92%, 5/25/2034 (a)	12,200	11,750
Series 2004-13, Class 3A7, 5.46%, 11/21/2034 (a)	103,066	102,808

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2004-15, Class 3A1, 6.76%, 12/25/2034 (a)	20,816	20,602
MASTR Alternative Loan Trust
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	53,051	54,286
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	20,489	19,401
Series 2004-1, Class 30, PO, 2/25/2034	27,405	17,209
Series 2004-3, Class 30, PO, 4/25/2034	42,850	32,185
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	21,288	1,723
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	48,449	49,354
Series 2004-5, Class 30, PO, 6/25/2034	56,036	42,005
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	17,310	1,441
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	24,585	1,925
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	220,823	215,935
Series 2004-7, Class 30, PO, 8/25/2034	12,050	8,432
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	43,230	3,279
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	405,783	61,606
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	1	—
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	20,251	16,638
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	25,716	21,508
Series 2004-1, Class 30, PO, 2/25/2034	3,723	2,719
Series 2004-3, PO, 3/25/2034	599	—
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.05%, 5/25/2035 (a) (c)	986,060	455,248
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	28,953	18,755
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 4.87%, 3/25/2028 (a)	7,940	7,269
Series 2003-E, Class A1, 4.32%, 10/25/2028 (a)	51,592	48,386
Series 2003-F, Class A1, 4.34%, 10/25/2028 (a)	26,946	26,597
Series 2004-D, Class A2, 4.77%, 9/25/2029 (a)	34,947	34,467
Series 2004-E, Class A2A, 4.88%, 11/25/2029 (a)	13,829	13,212
Series 2003-A5, Class 2A6, 6.04%, 8/25/2033 (a)	31,811	31,052
Series 2004-A4, Class A2, 4.89%, 8/25/2034 (a)	59,779	57,310
Series 2004-1, Class 2A1, 4.92%, 12/25/2034 (a)	48,224	45,508
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 6.00%, 7/25/2033 (a)	10,864	10,562
Series 2005-A1, Class 3A, 5.02%, 12/25/2034 (a)	7,538	7,480
MFA Trust Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (c)	9,460,448	9,007,237
MOO Securitization Trust
Series 2025-RM1, Class A1A, 4.50%, 12/25/2065 ‡ (a) (c)	15,000,000	14,461,600
Series 2025-RM1, Class A1B, 4.50%, 12/25/2065 ‡ (a) (c)	2,000,000	1,890,551
Series 2026-RM1, Class A1, 4.50%, 3/25/2066 ‡ (a) (c)	12,695,000	12,189,747
Series 2026-RM2, Class A1, 4.75%, 6/25/2066 (a) (c)	8,666,000	8,334,574
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (a)	91,077	89,799
MortgageIT Trust Series 2005-5, Class A1, 4.22%, 12/25/2035 (a)	13,479	13,511
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	117,322	101,706
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (d)	10,235,332	10,247,216
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (c) (d)	7,700,000	7,734,440
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	22,059	22,223

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2003-A1, Class A1, 5.50%, 5/25/2033	3,002	3,000
Series 2003-A1, Class A2, 6.00%, 5/25/2033	5,447	5,516
Ocwen Loan Investment Trust
Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (c)	1,134,786	1,121,626
Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (c)	1,390,000	1,363,703
OLIT Series 2025-HB2, Class M1, 3.00%, 11/25/2038 ‡ (a) (c)	6,675,000	6,284,822
Onity Loan Investment Trust
Series 2025-HB1, Class M1, 3.00%, 6/25/2038 ‡ (a) (c)	4,115,000	3,909,962
Series 2026-HB2, Class M1, 3.00%, 5/25/2039 ‡ (a) (c)	3,495,000	3,233,959
Series 2026-HB2, Class M2, 3.00%, 5/25/2039 ‡ (a) (c)	1,165,000	1,067,566
P4 SFR Series 2019-STL A, 0.00%, 10/11/2026 ‡	2,465,255	2,442,574
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (c)	7,285,263	6,915,511
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	44,718	44,520
Series 2005-4, Class 2, PO, 10/25/2035 ‡	42,154	32,963
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (c) (d)	2,007,136	1,981,441
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (c) (d)	3,023,190	2,985,470
Series 2024-RCF3, Class A1, 4.00%, 5/25/2054 (c) (d)	2,958,661	2,916,266
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (c) (d)	7,652,626	7,541,151
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (c) (d)	4,631,000	4,665,360
RALI Trust
Series 2004-QA4, Class NB3, 7.20%, 9/25/2034 (a)	59,906	59,340
Series 2004-QA6, Class NB2, 4.32%, 12/26/2034 (a)	21,391	20,711
Series 2005-QA6, Class A32, 6.29%, 5/25/2035 (a)	428,974	205,314
Series 2005-QA10, Class A31, 4.94%, 9/25/2035 (a)	46,120	30,263
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	79,330	65,811
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	70,389	69,031
Series 2004-IP2, Class 1A1, 5.77%, 12/25/2034 (a)	137,194	137,025
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	447,927	93,456
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	163,812	72,863
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300,000	2,922,243
Seasoned Credit Risk Transfer Trust
Series 2025-2, Class MTU, 3.25%, 6/25/2065	8,087,455	6,829,130
Series 2025-2, Class TTW, 4.25%, 6/25/2065	8,980,600	8,606,115
Seasoned Loans Structured Transaction Trust Series 2025-2, Class A1, 3.00%, 10/25/2035	17,442,655	16,169,911
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 4.48%, 4/20/2033 (a)	56,633	53,080
Series 2004-8, Class A1, 4.42%, 9/20/2034 (a)	172,773	153,010
Series 2004-8, Class A2, 4.76%, 9/20/2034 (a)	99,065	94,504
Series 2004-9, Class A1, 4.40%, 10/20/2034 (a)	302,314	279,450
Series 2004-10, Class A1A, 4.34%, 11/20/2034 (a)	123,260	118,112
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 4.39%, 10/19/2034 (a)	128,626	125,099
Series 2005-AR5, Class A3, 4.23%, 7/19/2035 (a)	191,842	185,787
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.24%, 11/25/2033 (a)	26,531	26,485
Series 2003-37A, Class 2A, 5.05%, 12/25/2033 (a)	186,553	184,051

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.34%, 9/25/2043 (a)	10,136	10,016
Series 2004-1, Class II2A, 2.69%, 3/25/2044 (a)	7,197	7,075
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (c) (d)	4,875,000	4,885,928
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	631,771	627,287
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550,000	6,546,184
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	14,952,102	13,361,426
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250,000	8,551,698
Series 2020-3, Class M1A, 2.75%, 2/25/2063 (a) (c)	7,750,000	6,853,843
TVC Mortgage Trust Series 2026-RRTL1, Class A1, 4.96%, 2/25/2041 (c) (d)	10,445,000	10,344,839
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	3,381	3,375
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	10,709	10,784
Series 1998-1, Class 2E, 7.00%, 3/15/2028	18,922	19,053
Series 2010-1, Class DZ, 4.25%, 4/15/2040	983,706	943,632
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	52,401	53,014
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	23,183	22,886
Series 2003-AR8, Class A, 5.18%, 8/25/2033 (a)	50,391	49,475
Series 2003-AR7, Class A7, 5.61%, 8/25/2033 (a)	62,720	61,638
Series 2003-AR9, Class 1A6, 5.28%, 9/25/2033 (a)	208,805	206,443
Series 2003-AR9, Class 2A, 5.68%, 9/25/2033 (a)	22,889	22,520
Series 2003-S9, Class P, PO, 10/25/2033	2,843	2,271
Series 2003-S9, Class A8, 5.25%, 10/25/2033	173,982	172,310
Series 2003-AR11, Class A6, 5.66%, 10/25/2033 (a)	103,799	97,115
Series 2004-AR3, Class A1, 4.90%, 6/25/2034 (a)	12,024	11,529
Series 2004-AR3, Class A2, 4.90%, 6/25/2034 (a)	81,486	78,130
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	176,821	173,206
Series 2006-AR10, Class 2P, 4.06%, 9/25/2036 (a)	24,751	22,620
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	18,840	18,526
Series 2005-2, Class 1A4, IF, IO, 1.35%, 4/25/2035 (a)	1,241,475	49,515
Series 2005-4, Class CB7, 5.50%, 6/25/2035	146,717	135,873
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	106,667	92,487
Series 2005-11, Class A4, IF, IO, 1.25%, 1/25/2036 (a)	2,006,076	79,378
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	70,347	72,819
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 6.50%, 10/25/2034 (a)	107,163	106,471
Series 2007-7, Class A7, 6.00%, 6/25/2037	51,158	46,667
Total Collateralized Mortgage Obligations (Cost $1,067,493,208)		1,045,116,082
Asset-Backed Securities — 13.5%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	221,696	219,017
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	2,200,332	2,035,366
ACHM Trust Series 2025-HE3, Class A, 5.20%, 11/25/2055 (a) (c)	7,580,160	7,495,316
Ajax Mortgage Loan Trust Series 2021-G, Class A, 5.87%, 6/25/2061 (a) (c)	1,769,126	1,770,306
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (c)	2,463,000	2,317,560

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (c)	3,400,000	3,195,006
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181,000	7,972,769
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (c)	3,000,000	2,895,534
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (c)	10,000,000	9,606,808
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (c) (d)	6,887,000	6,655,431
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (c)	6,550,000	6,268,228
Series 2025-SFR1, Class C, 3.66%, 6/17/2042 (c)	6,095,000	5,702,255
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (c)	5,250,000	4,855,377
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (c)	5,903,000	5,572,558
Series 2026-SFR1, Class B, 3.78%, 4/17/2043 (c)	7,402,000	6,891,440
Series 2026-SFR1, Class C, 3.78%, 4/17/2043 (c)	8,000,000	7,390,286
BARC Series 2026-CES1, Class A1A, 4.84%, 1/25/2056 (c) (d)	3,417,114	3,376,298
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (c)	3,142,577	3,159,622
BDS LLC Series 2026-FL17, Class A, 5.00%, 5/19/2043 (a) (c)	9,545,000	9,547,510
Bridge Trust
Series 2024-SFR1, Class B, 4.30%, 8/17/2040 (c)	11,538,000	11,182,507
Series 2025-SFR1, Class B, 4.20%, 9/17/2042 (c)	12,117,017	11,438,204
Series 2025-SFR1, Class D, 4.20%, 9/17/2042 (c)	6,871,296	6,370,906
BXG Receivables Note Trust
Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	2,007,278	1,997,984
Series 2023-A, Class B, 6.31%, 11/15/2038 (c)	1,229,331	1,245,140
Series 2023-A, Class C, 7.38%, 11/15/2038 (c)	1,267,025	1,285,663
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,113,990	1,066,669
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	752,788	723,341
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	4,717,122	4,304,558
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000,000	1,594,306
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (d)	6,227,189	6,109,957
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (a) (c)	7,820,508	7,903,278
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (a) (c)	2,850,000	2,916,182
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	170,276	168,586
Series 2003-4, Class 1A5, 4.94%, 5/25/2033 (d)	148,736	146,933
Series 2003-6, Class 1A7, 4.82%, 11/25/2034 (d)	99,222	97,492
CoreVest American Finance Trust
Series 2017-2, Class M, 5.30%, 12/25/2027 (a) (c)	6,200,000	6,107,606
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	2,293,193	2,209,097
Series 2019-3, Class XB, IO, 1.35%, 10/15/2052 (a) (c)	27,000,000	968,061
Series 2019-3, Class XA, IO, 1.99%, 10/15/2052 (a) (c)	910,487	106
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	118,793	118,577
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	715,066	702,954
Dec
6.02%, 3/13/2030 ‡ (c)	6,000,000	6,000,000
6.91%, 1/15/2031 ‡ (c)	6,000,000	6,000,000
Deephaven Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (c) (d)	16,377,613	16,327,582
Series 2026-CES1, Class A1A, 5.31%, 3/25/2061 (c) (d)	8,527,035	8,493,942
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (c)	4,272,861	4,262,606
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 (c)	4,031,945	4,057,390

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
E3 (Cayman Islands) Series 2019-1, Class B, 4.15%, 9/20/2055 (c)	895,571	745,037
EJ 6.37%, 10/10/2041 ‡	9,649,000	9,649,000
Energy Assets 8.11%, 8/25/2044 ‡	2,272,174	2,284,928
FIGRE Trust
Series 2025-HE5, Class B, 5.48%, 8/25/2055 (a) (c)	1,653,835	1,649,563
Series 2025-HE7, Class A, 5.15%, 11/25/2055 (a) (c)	3,901,543	3,874,431
Series 2026-HE4, Class A, 5.30%, 5/25/2056 (a) (c)	7,447,754	7,418,574
FirstKey Homes Trust
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (c)	11,450,000	11,370,496
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (c)	6,100,000	6,057,406
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (c)	4,000,000	3,960,846
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (c)	11,712,000	11,587,980
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (c)	5,235,000	5,165,296
FMC GMSR Issuer Trust
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	15,250,000	14,680,274
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (c)	9,050,000	8,778,620
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	19,222,400	18,506,054
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	6,600,000	6,394,888
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	13,600,000	13,476,866
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	14,900,000	14,908,605
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	1,000,000	1,001,632
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (a) (c)	13,050,000	12,874,877
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (c)	3,800,000	3,760,070
FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	7,132,188	7,211,270
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 (c)	1,169,690	1,006,767
Series 2023-1A, Class A, 5.90%, 1/17/2061 (c)	5,723,112	5,662,636
Series 2023-1A, Class B, 5.90%, 1/17/2061 (c)	4,647,940	3,856,345
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (c)	9,926,718	9,925,151
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (c)	2,550,209	2,557,877
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (c)	154,841	143,426
Series 2020-1A, Class A, 2.63%, 4/15/2055 (c)	3,874,094	3,239,327
Grene Series 2026-1A, 0.00%, 1/17/2061 ‡	4,720,161	4,585,165
Grene Energy Senio 0.00%, 1/25/2027 ‡	236,297	191,400
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (c) (d)	6,101,473	6,049,704
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (c) (d)	11,778,412	11,729,342
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (c)	11,033,659	11,092,375
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (c)	2,617,483	2,389,285
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (c)	430,489	401,928
Series 2018-2A, Class A3, 3.39%, 9/20/2049 ‡	7,305,473	6,579,389
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (c)	325,100	285,114
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 (c)	9,230	8,858
Series 2016-2A, Class A, 3.75%, 9/20/2041 (c)	1,633,088	1,561,919
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (c)	249,084	232,498

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (c)	829,299	777,856
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (c)	829,300	794,578
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (c)	1,503,270	1,424,643
Series 2017-2A, Class A1, 3.28%, 9/20/2048 (c)	580,510	533,178
Series 2020-1A, Class A, 2.59%, 9/20/2057 (c)	3,749,558	3,248,797
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 (c)	461,409	461,171
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	1,403,263	1,403,594
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	594,657	590,994
Series 2024-1B, Class B, 5.99%, 9/15/2039 (c)	440,207	446,539
Series 2024-1B, Class C, 6.62%, 9/15/2039 (c)	832,386	849,840
Series 2024-3A, Class C, 5.71%, 8/27/2040 (c)	5,417,222	5,424,333
Series 2026-1A, Class B, 5.01%, 2/25/2043 (c)	11,312,226	11,283,523
Series 2026-1A, Class C, 5.36%, 2/25/2043 (c)	4,722,400	4,710,132
Series 2025-2A, Class C, 5.12%, 5/25/2044 (c)	3,346,014	3,312,653
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (c)	8,274,294	8,212,130
Series 2025-3EXT, Class C, 5.39%, 10/25/2044 (c)	7,479,167	7,444,951
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (c)	3,051,455	3,082,275
Series 2024-A, Class C, 6.32%, 3/15/2043 (c)	5,835,355	5,895,139
Series 2025-A, Class C, 5.89%, 3/15/2044 (c)	3,212,002	3,221,703
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (c)	11,512,140	11,344,228
Series 2021-2, Class E1, 2.85%, 12/17/2026 (c)	10,552,795	10,406,537
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,069,844	3,002,599
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,315,487	3,228,534
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (c)	6,434,000	6,188,085
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (c)	8,810,000	8,436,954
JBHP 6.31%, 12/15/2041 ‡	11,874,000	11,874,000
Jonah Energy ABS LLC
Series 2024-1A, Class A1, 6.50%, 8/10/2039 ‡ (c)	5,892,015	5,886,712
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (c)	9,343,669	9,357,684
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (a) (c)	1,919	—
Series 2012-4, Class A, IO, 0.89%, 9/25/2037 ‡ (a) (c)	1,186,448	20,407
Series 2012-6, Class A, IO, 0.51%, 5/25/2039 ‡ (a) (c)	1,133,270	11,225
Series 2015-2, Class A, IO, 2.75%, 7/25/2041 ‡ (a) (c)	352,259	33,407
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 4.45%, 2/25/2034 (a)	151,336	150,335
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032 ‡	13,823,818	69,448
Midcon Energy Asset Issuer LLC 5.31%, 2/27/2051 ‡ (a)	5,666,694	5,666,694
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	462,975	465,108
Mpire Frn Series 2026, 8.29%, 9/13/2030 ‡ (c)	8,992,204	9,017,652
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	324,421	323,088
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	216,281	215,854
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	2,421,644	2,468,839
Series 2023-2A, Class C, 7.06%, 11/20/2040 (c)	1,694,179	1,734,950
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	621,345	603,388

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	1,018,944	989,664
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	1,371,385	1,404,290
Series 2024-2A, Class B, 4.58%, 3/20/2042 (c)	4,978,298	4,939,607
Series 2024-2A, Class C, 4.92%, 3/20/2042 (c)	2,772,557	2,730,548
Series 2025-1A, Class C, 5.75%, 9/22/2042 (c)	6,962,447	6,965,354
Series 2024-1A, Class C, 6.20%, 2/20/2043 (c)	845,352	857,275
Series 2026-1A, Class B, 4.97%, 3/20/2043 (c)	3,936,723	3,919,389
Series 2026-1A, Class C, 5.36%, 3/20/2043 (c)	5,835,613	5,812,713
Series 2025-2A, Class B, 4.72%, 10/20/2044 (c)	5,904,105	5,832,078
Series 2025-2A, Class C, 4.97%, 10/20/2044 (c)	5,330,370	5,204,187
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.84%, 11/25/2033 (d)	103,912	102,093
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152,000	6,039,622
Nexus Nova 6.50%, 11/8/2028 ‡	6,000,000	6,000,180
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (c)	10,961,281	10,662,490
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	3,258,335	3,226,074
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (c)	5,000,000	4,824,153
Piper ABS Issuer LLC Series 2025-1A, Class A1, 5.29%, 1/15/2046 ‡	9,765,797	9,765,797
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	11,300,000	11,179,009
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (c)	6,775,000	6,744,742
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000,000	5,938,841
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555,000	4,513,960
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870,000	11,831,094
Series 2021-SFR7, Class C, 2.04%, 8/17/2040 (c)	6,246,000	5,818,727
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (c)	6,412,823	6,113,916
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (c)	13,000,000	12,497,880
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (c)	2,576,000	2,426,348
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (c)	9,625,000	9,029,549
Series 2024-SFR3, Class E1, 4.00%, 6/17/2041 (c)	7,000,000	6,667,893
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (c)	5,850,000	5,459,580
Series 2025-SFR1, Class E1, 3.75%, 2/17/2042 (c)	6,500,000	6,063,078
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (c)	7,652,093	7,089,479
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (c)	2,436,203	2,272,672
Series 2025-SFR6, Class D, 4.00%, 12/17/2042 (c)	7,730,000	7,161,620
Series 2026-SFR2, Class C, 4.32%, 5/17/2043 (c)	7,355,000	6,976,904
RCKT Mortgage Trust
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (c) (d)	7,600,646	7,520,570
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (c) (d)	5,938,885	5,921,549
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	478,553	109,305
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (c)	211,550	194,730
Series 2023-1A, Class A, 5.90%, 11/20/2058 (c)	12,240,325	12,321,049
Series 2024-1A, Class A, 6.21%, 11/20/2059 (c)	9,543,581	9,538,058
Repo Buyer RRI Trust 3.06%, 4/14/2055 ‡	1,766,281	1,541,080
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (d)	46,893	39,958
Sierra Timeshare Receivables Funding LLC
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	1,220,321	1,244,361
Series 2023-2A, Class C, 7.30%, 4/20/2040 (c)	1,924,549	1,976,009
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	968,667	974,155

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-2A, Class C, 5.83%, 6/20/2041 (c)	1,681,917	1,688,310
Series 2024-3A, Class C, 5.32%, 8/20/2041 (c)	2,878,341	2,858,567
Series 2026-1A, Class B, 4.80%, 12/22/2042 (c)	2,944,323	2,913,824
Series 2024-1A, Class C, 5.94%, 1/20/2043 (c)	1,555,528	1,566,967
Series 2025-2A, Class C, 5.32%, 4/20/2044 (c)	2,327,790	2,311,691
Series 2025-3A, Class C, 4.98%, 8/22/2044 (c)	2,225,622	2,194,606
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	3,733	3,148
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	72,194	8,889
Towd Point Mortgage Trust
Series 2025-FIX2, Class A1, 5.25%, 10/25/2065 (c) (d)	10,211,944	10,191,823
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (c) (d)	14,797,653	14,687,873
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (c) (d)	9,015,960	8,951,485
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (c) (d)	5,875,254	5,798,769
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (c) (d)	6,919,543	6,900,106
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669,000	5,619,638
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	287,500	287,500
vMobo, Inc. 7.46%, 7/18/2027 ‡	9,995,881	9,557,752
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (c) (d)	3,239,758	3,240,253
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (c) (d)	91,325	91,352
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (c)	3,561,531	3,592,305
Series 2024-1A, Class C, 7.06%, 1/20/2038 (c)	2,928,488	2,958,679
Series 2026-1A, Class C, 6.08%, 10/20/2039 (c)	6,441,015	6,435,604
Total Asset-Backed Securities (Cost $926,201,165)		931,506,061
Commercial Mortgage-Backed Securities — 11.5%
BAML RCAP Frn 8.00%, 10/25/2027 ‡	5,998,672	5,998,672
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (a) (c)	2,500,000	1,741,356
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class B, 1.40%, 1/27/2050 ‡ (a) (c)	13,000,000	12,623,967
Series 2024-FRR2, Class A, 2.42%, 7/27/2050 ‡ (a) (c)	15,000,000	14,356,868
Series 2025-FRR5, Class AK73, 2.02%, 2/27/2051 ‡ (a) (c)	17,316,000	16,271,428
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (c)	15,438,000	13,326,715
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (c)	14,257,000	10,538,002
Series 2024-FRR1, Class A, 2.06%, 4/27/2049 ‡ (a) (c)	9,647,000	7,754,619
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class BK77, 1.33%, 5/27/2051 ‡ (a) (c)	10,685,527	9,880,259
Series 2026-FRR7, Class CK77, 1.33%, 5/27/2051 ‡ (a) (c)	10,000,000	9,158,817
Series 2025-FRR6, Class C, 1.49%, 11/27/2051 ‡ (a) (c)	6,838,000	5,946,171
Series 2025-FRR6, Class B, 1.50%, 11/27/2051 ‡ (a) (c)	10,000,000	8,912,015
Series 2026-FRR7, Class CK97, 1.49%, 7/27/2052 ‡ (a) (c)	12,000,000	10,450,900
Series 2026-FRR7, Class BK97, 1.84%, 7/27/2052 ‡ (a) (c)	13,697,000	12,265,510
Series 2026-FRR8, Class B124, 1.57%, 12/27/2053 ‡ (a) (c)	9,000,000	7,492,631
Series 2026-FRR8, Class B129, 1.50%, 4/27/2054 ‡ (a) (c)	9,000,000	7,354,042
BX Trust
Series 2025-DELC, Class C, 5.83%, 12/15/2042 (a) (c)	3,560,000	3,573,340
Series 2025-DELC, Class D, 6.23%, 12/15/2042 (a) (c)	3,020,000	3,040,521

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000,000	4,927,790
Commercial Mortgage Trust Series 2013-CR9, Class XB, IO, 1.19%, 7/10/2045 (a) (c)	22,369,744	90,933
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	13,600,000	12,580,994
Series 2014-USA, Class B, 4.18%, 9/15/2037 (c)	8,320,000	7,326,371
Series 2014-USA, Class C, 4.34%, 9/15/2037 (c)	6,000,000	5,161,307
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700,000	1,428,438
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (a) (c)	5,080,000	4,980,173
Series 2026-GATE3, Class C, 5.13%, 2/10/2043 (a) (c)	3,232,000	3,161,885
Series 2026-GATE3, Class D, 5.52%, 2/10/2043 (a) (c)	2,940,000	2,882,691
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	16,546	16,491
DLIC Re-REMIC Trust
Series 2025-FRR1, Class B104, 1.86%, 12/27/2052 ‡ (a) (c)	12,130,000	10,517,895
Series 2025-FRR1, Class A104, 2.54%, 12/27/2052 ‡ (a) (c)	4,100,000	3,701,996
Series 2025-FRR1, Class A111, 2.24%, 4/27/2053 ‡ (a) (c)	10,810,000	9,446,704
Series 2025-FRR1, Class A120, 2.59%, 9/27/2053 ‡ (a) (c)	6,680,000	5,788,778
FHLMC Series 2025-MN11, Class M1, 5.26%, 7/25/2045 (a) (c)	3,148,053	3,143,818
FHLMC MSCR Trust Series 2021-MN1, Class M1, 5.61%, 1/25/2051 (a) (c)	1,003,674	1,002,434
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (c)	54,202,758	5,469,015
FHLMC, Multi-Class Certificates Series 2021-P008, Class A1, 1.73%, 1/25/2033 (a)	14,701,916	12,481,843
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	37,614,575	548,169
Series K740, Class XAM, IO, 1.11%, 10/25/2027 (a)	33,000,000	430,412
Series KL06, Class XFX, IO, 1.35%, 12/25/2029 (a)	62,122,029	2,494,901
Series K128, Class XAM, IO, 0.73%, 3/25/2031 (a)	26,300,000	849,785
Series K-1518, Class X1, IO, 0.85%, 10/25/2035 (a)	105,094,089	5,903,713
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (a)	96,865,758	3,100,799
FNMA ACES
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (a)	975,381	966,924
Series 2018-M7, Class A2, 3.03%, 3/25/2028 (a)	3,656,721	3,589,061
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	671,054	658,878
Series 2020-M38, Class X2, IO, 1.97%, 11/25/2028 (a)	4,180,755	130,802
Series 2020-M11, IO, 1.76%, 1/25/2029 (a)	65,601,173	2,295,641
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (a)	713,914	685,773
Series 2020-M39, Class X1, IO, 1.92%, 7/25/2030 (a)	40,854,404	1,731,017
Series 2020-M50, Class A2, 1.20%, 10/25/2030	102,173	99,235
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (a)	1,641,245	46,159
Series 2020-M49, Class 1A1, 1.26%, 11/25/2030 (a)	1,809,265	1,711,314
Series 2022-M4, Class 2A2, 1.21%, 12/25/2030 (a)	42,100,000	36,421,708
Series 2021-M4, Class A1, 0.96%, 2/25/2031	3,845,393	3,760,612
Series 2026-M10, Class A1, 1.85%, 6/25/2031 (a)	8,466,628	7,815,677
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (a)	23,600,000	20,658,657
Series 2026-M9, Class A1, 1.57%, 10/25/2031 (a)	7,792,984	7,017,398
Series 2021-M2S, Class A2, 1.81%, 10/25/2031 (a)	1,041,007	917,955
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (a)	18,900,000	16,394,391
Series 2022-M8, Class A1, 1.94%, 12/25/2031 (a)	542,238	505,600
Series 2022-M8, Class A2, 1.94%, 12/25/2031 (a)	3,370,000	2,959,352
Series 2022-M10, Class A2, 1.93%, 1/25/2032 (a)	24,870,490	21,867,088

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (a)	22,730,000	20,037,270
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (a)	15,000,000	13,543,280
Series 2023-M4, Class A1, 3.77%, 9/25/2032 (a)	6,977,350	6,855,022
Series 2023-M8, Class A1, 4.48%, 11/25/2032 (a)	2,903,336	2,913,488
Series 2026-M9, Class A, 1.57%, 1/25/2033 (a)	7,832,813	6,927,741
Series 2026-M9, Class A2, 1.57%, 1/25/2033 (a)	36,598,960	30,839,528
Series 2021-M6, Class A1, 1.50%, 3/25/2033 (a)	2,833,515	2,725,993
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (a)	6,345,000	6,328,440
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (a)	9,303,829	9,379,708
Series 2021-M12, Class 2A2, 2.13%, 5/25/2033 (a)	5,000,000	4,216,090
Series 2024-M2, Class A2, 3.75%, 8/25/2033	5,000,000	4,742,465
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (a)	8,937,920	495,937
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	66,697,630	9,965
Series 2026-M10, Class A2, 1.85%, 7/25/2035 (a)	48,330,000	40,928,705
Series 2026-M10, Class PS, 1.85%, 7/25/2035 (a)	9,902,000	8,629,353
Series 2019-M10, Class X, IO, 0.38%, 5/25/2049 (a)	41,183,426	832,688
FREMF Mortgage Trust
Series 2019-K736, Class B, 3.70%, 7/25/2026 (a) (c)	6,500,000	6,477,190
Series 2017-K66, Class B, 4.03%, 7/25/2027 (a) (c)	1,000,000	991,986
Series 2019-KS11, Class B, 4.82%, 6/25/2029 (a) (c)	8,000,000	7,653,059
Series 2020-KHG2, Class C, 3.07%, 2/25/2030 (a) (c)	10,000,000	8,604,037
Series 2021-KLU3, Class BFX, 4.26%, 1/25/2031 (a) (c)	4,830,487	4,390,865
Series 19K-1511, Class B, 4.57%, 3/25/2034 (a) (c)	3,500,000	3,094,154
Series 2016-K56, Class B, 3.84%, 6/25/2049 (a) (c)	1,600,000	1,595,276
Series 2017-K69, Class C, 3.73%, 10/25/2049 (a) (c)	2,765,000	2,710,037
Series 2016-K59, Class B, 3.56%, 11/25/2049 (a) (c)	1,902,000	1,891,514
Series 2017-K65, Class C, 4.08%, 7/25/2050 (a) (c)	3,662,000	3,624,537
Series 2017-K71, Class B, 3.75%, 11/25/2050 (a) (c)	1,240,000	1,222,611
Series 2018-K73, Class B, 3.85%, 2/25/2051 (a) (c)	1,150,000	1,129,392
Series 2018-K75, Class B, 3.96%, 4/25/2051 (a) (c)	3,000,000	2,947,488
Series 2018-K78, Class B, 4.13%, 6/25/2051 (a) (c)	3,449,000	3,381,979
Series 2018-K79, Class C, 4.21%, 7/25/2051 (a) (c)	4,030,000	3,927,226
Series 2018-K81, Class B, 4.17%, 9/25/2051 (a) (c)	2,000,000	1,966,141
Series 2019-K88, Class B, 4.39%, 2/25/2052 (a) (c)	4,000,000	3,932,519
Series 2019-K94, Class C, 3.96%, 7/25/2052 (a) (c)	6,750,000	6,512,565
Series 2019-K98, Class C, 3.74%, 10/25/2052 (a) (c)	6,000,000	5,733,065
Series 2019-K100, Class C, 3.50%, 11/25/2052 (a) (c)	7,140,000	6,734,025
Series 2020-K737, Class B, 3.33%, 1/25/2053 (a) (c)	4,832,000	4,793,499
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.93%, 11/27/2050 (a) (c)	8,000,000	7,481,862
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (c)	3,300,000	3,019,768
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (c)	8,263,000	7,549,729
GAM Re-REMIC TRUST Series 2021-FRR2, Class AK78, 2.86%, 9/27/2051 (a) (c)	4,880,000	4,561,065
GNMA
Series 2012-147, Class AK, 3.01%, 4/16/2054 (a)	3,675,311	3,437,675
Series 2017-76, Class B, 2.60%, 12/16/2056	4,821,708	3,496,314
Series 2020-121, Class B, 1.50%, 8/16/2060	10,478,559	7,754,127
Series 2021-211, Class AC, 1.30%, 1/16/2063	3,631,556	2,641,918
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180,000	3,972,618

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686,000	2,507,669
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000,000	4,500,000
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000,000	4,739,000
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class B, 5.46%, 5/15/2043 (a) (c)	2,250,000	2,247,944
Series 2026-LPFX, Class C, 5.76%, 5/15/2043 (a) (c)	1,500,000	1,501,806
Series 2026-LPFX, Class D, 6.06%, 5/15/2043 (a) (c)	1,250,000	1,254,116
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.61%, 11/25/2053 (a) (c)	7,394,338	7,611,278
Series 2024-01, Class M7, 6.36%, 7/25/2054 (a) (c)	1,142,823	1,154,797
PRM7 Trust
Series 2025-PRM7, Class C, 4.94%, 11/10/2042 (a) (c)	2,945,000	2,868,353
Series 2025-PRM7, Class D, 5.66%, 11/10/2042 (a) (c)	6,770,000	6,670,980
RFM Re-REMIC Trust Series 2024-FRR2, Class A100, PO, 11/27/2052 ‡ (c)	11,000,000	9,161,065
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	14,557,991	14,460,001
ROCK Trust
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (c)	5,000,000	5,098,899
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (c)	15,580,000	16,004,719
RWC Commercial Mortgage Trust
Series 2025-1, Class A, 5.01%, 6/27/2040 (c)	11,469,210	11,363,345
Series 2025-1, Class AS, 5.26%, 6/27/2040 (c)	5,395,000	5,340,359
Series 2025-1, Class B, 5.76%, 6/27/2040 (c)	1,650,000	1,622,012
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500,000	5,794,082
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000,000	6,017,680
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.22%, 3/15/2045 (a) (c)	684,983	625,116
Total Commercial Mortgage-Backed Securities (Cost $797,478,761)		795,533,545
U.S. Treasury Obligations — 2.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	63,000,000	39,562,031
3.88%, 2/15/2043	3,000,000	2,646,563
3.63%, 8/15/2043	97,339,000	82,517,617
4.38%, 8/15/2043	8,956,000	8,384,705
2.25%, 2/15/2052	25,000,000	14,907,226
3.63%, 2/15/2053	17,000,000	13,482,461
U.S. Treasury Notes 4.13%, 2/15/2036	34,700,000	33,848,766
U.S. Treasury STRIPS Bonds 4.79%, 11/15/2030 (e)	150,000	124,772
Total U.S. Treasury Obligations (Cost $214,271,427)		195,474,141
Corporate Bonds — 1.0%
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (c)	6,878,835	6,913,229
Financial Services — 0.6%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	3,000,000	2,996,250

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
BCAP LLC Trust 0.00%, 9/17/2027 ‡	17,211,868	17,211,868
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	24,984,304	24,953,073
		45,161,191
Health Care Providers & Services — 0.3%
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	17,320,143	17,493,345
Total Corporate Bonds (Cost $69,510,484)		69,567,765
	SHARES
Short-Term Investments — 3.9%
Investment Companies — 3.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (f) (g) (Cost $273,404,298)	273,380,373	273,435,049
Total Investments — 103.4% (Cost $7,339,939,300)		7,154,649,807
Liabilities in Excess of Other Assets — (3.4)%		(235,477,351)
NET ASSETS — 100.0%		6,919,172,456

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2026.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(e)	The rate shown is the effective yield as of May 31, 2026.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	564	09/21/2026	USD	61,978,313	589,539
U.S. Treasury 10 Year Ultra Note	746	09/21/2026	USD	83,703,531	1,199,572
U.S. Treasury Long Bond	46	09/21/2026	USD	5,170,688	105,649
U.S. Treasury 5 Year Note	572	09/30/2026	USD	61,360,407	384,984
					2,279,744

Abbreviations
USD	United States Dollar

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$793,900,158	$137,605,903	$931,506,061
Collateralized Mortgage Obligations	—	896,574,659	148,541,423	1,045,116,082
Commercial Mortgage-Backed Securities	—	607,343,709	188,189,836	795,533,545
Corporate Bonds	—	—	69,567,765	69,567,765
Mortgage-Backed Securities	—	3,844,017,164	—	3,844,017,164
U.S. Treasury Obligations	—	195,474,141	—	195,474,141
Short-Term Investments
Investment Companies	273,435,049	—	—	273,435,049
Total Investments in Securities	$273,435,049	$6,337,309,831	$543,904,927	$7,154,649,807
Appreciation in Other Financial Instruments
Futures Contracts	$2,279,744	$—	$—	$2,279,744
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$99,496,070	$10	$(1,784,242)	$(2,226)	$41,931,051	$(8,357,731)	$6,322,971	$—	$—	$137,605,903
Collateralized Mortgage Obligations	142,015,597	—	(1,569,076)	55,847	30,942,627	(4,014,947)	—	(27,169,027)	8,280,402	148,541,423
Commercial Mortgage-Backed Securities	185,832,541	—	(1,605,944)	207,183	15,037,786	(3,001,328)	—	—	(8,280,402)	188,189,836
Corporate Bonds	41,565,185	(68)	(45,948)	(15,296)	31,778,086	(3,714,194)	—	—	—	69,567,765
Total	$468,909,393	$(58)	$(5,005,210)	$245,508	$119,689,550	$(19,088,200)	$6,322,971	$(27,169,027)	$—	$543,904,927

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations .
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(4,295,031).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$6,109,957	Discounted Cash Flow	Constant Default Rate	2.50% (2.50%)
			Constant Prepayment Rate	5.00% (5.00%)
			Yield (Discount Rate of Cash Flows)	5.84% (5.84%)

Asset-Backed Securities	6,109,957
	124,953,054	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (70.08%)
			Yield (Discount Rate of Cash Flows)	5.18% - 6.54% (5.49%)

Collateralized Mortgage Obligations	124,953,054
	28,895,395	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.17% - 5.56% (5.34%)

Commercial Mortgage-Backed Securities	28,895,395
Total	$159,958,406

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $383,946,521. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (a) (b)	$193,653,625	$760,591,924	$680,792,175	$(25,206)	$6,881	$273,435,049	273,380,373	$2,786,767	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.